UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number: 811-07618

                   AllianceBernstein Municipal Income Fund II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


       AllianceBernstein
       Municipal Income Fund II

                                               Annual Report--September 30, 2003

                            Investment Products Offered
                       ====================================
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                       ====================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

November 21, 2003

Annual Report
This report provides management's discussion of market activity and investment results for AllianceBernstein Municipal Income Fund II for the annual reporting period ended Sep-tember 30, 2003.

Investment Objectives and Policies
The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results
The following table provides performance for the Fund's nine portfolios and their benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended September 30, 2003.



   INVESTMENT RESULTS*
   Periods Ended September 30, 2003
                                                   =============================
                                                              Returns
                                                   =============================
   Portfolio                                        6 Months          12 Months
--------------------------------------------------------------------------------
   Arizona                                            2.74%              2.35%
--------------------------------------------------------------------------------
   Florida                                            1.78%              3.54%
--------------------------------------------------------------------------------
   Massachusetts                                      1.76%              2.39%
--------------------------------------------------------------------------------
   Michigan                                           1.45%              2.66%
--------------------------------------------------------------------------------
   Minnesota                                          2.24%              3.05%
--------------------------------------------------------------------------------
   New Jersey                                         2.24%              2.39%
--------------------------------------------------------------------------------
   Ohio                                               3.55%              5.20%
--------------------------------------------------------------------------------
   Pennsylvania                                       2.91%              3.57%
--------------------------------------------------------------------------------
   Virginia                                           3.43%              4.66%
--------------------------------------------------------------------------------
   Lehman Brothers
   Municipal Bond
   Index                                              2.66%              3.89%
--------------------------------------------------------------------------------

 * Each Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of September 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolios include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund II. Past performance is no guarantee of future results.

   Additional investment results can be found on pages 9-10.

   SEC average annual returns can be found on page 9.

For the six-month period ended September 30, 2003, the municipal bond market, as measured by the Lehman Brothers (LB) Municipal Bond Index,

--------------------------------------------------------------------------------
                                  AllianceBernstein Municipal Income Fund II o 1
posted positive returns. Over that time period, four portfolios (Arizona, Ohio, Pennsylvania and Virginia) outperformed the LB Municipal Bond Index while five portfolios (Florida, Massachusetts, Michigan, Minnesota and New Jersey) underperformed the index. Those portfolios that outperformed benefited as a result of their exposure to the corporate-backed bond sector. In addition, advance refunding in several of the portfolios also contributed to the stronger relative performance. Widening of credit spreads in selected specific issuers primarily contributed to the weaker returns of those portfolios that underperformed the index. Over the six-month period, the performance of the portfolios relative to their Lipper peer group averages was roughly consistent with their performance relative to the LB Municipal Bond Index.

Despite rising long-term interest rates, municipal bond returns were positive over the past 12 months. Over that time period, two portfolios (Ohio and Virginia) outperformed and seven portfolios (Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey and Pennsylvania) underperformed the LB Municipal Bond Index. The stronger relative performance of the Ohio and Virginia portfolios may be attributed to their exposure to the recovery in airline-backed bonds. For the most part, widening spreads in the industrial development and tobacco settlement securities contributed to the weaker performance of those portfolios that underperformed. Five portfolios (Arizona, Florida, Ohio, Pennsylvania and Virginia) outperformed their Lipper peer group aver age. Massachusetts, Michigan, Minnesota and New Jersey portfolios lagged their Lipper peer group averages.

Market Overview and Investment Strategy
Since April, municipal bond yields have been volatile, declining into mid-June, rising sharply as the market sold off through August, and then recovering again. In the midst of such volatility, the rate paths of intermediate and long-term municipal bonds diverged. As of September 30, 2003 five-year AAA-rated municipal bond yields were 35 basis points lower than they were on March 30, 2003, and 30-year municipal yields were unchanged. As a result, the difference between short-term and long-term bond yields, known as the "steepness" of the yield curve, is the widest it has been since 1984.

The value of municipal bonds relative to Treasury bonds has changed, as well. At the end of March, municipal bond yields for most maturities were nearly the same as Treasury bond yields and, therefore, were relatively inexpensive given the more favorable tax treatment. Over the past six months, municipal bonds outperformed Treasury bonds. As of September 30, 2003, short and intermediate municipal bonds were fairly valued versus Treasury bonds, while long municipal bonds remained relatively inexpensive with yields approximately 97% of long-term Treasury bond yields. The pace of issuance was strong through early summer, but declined in July due to the rising yield environment.

Several recent municipal credit situations have gone through reversals over the last six months. After a substantial

--------------------------------------------------------------------------------
2 o AllianceBernstein Municipal Income Fund II widening in credit spreads that began in 2002, municipal tobacco settlement bonds have had strong performance in the wake of several favorable court decisions. State of California general obligation (GO) debt underperformed in the second quarter as the Governor and the Legislature wrestled with a massive budget deficit. California GO credit spreads tightened substantially once the budget was passed despite the then impending recall election. Airline-backed municipal bonds have also performed very well as the industry has stabilized.

--------------------------------------------------------------------------------
                                  AllianceBernstein Municipal Income Fund II o 3

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Arizona Portfolio
6/1/94-9/30/03


Arizona Portfolio Class A at NAV: $18,124

Arizona Portfolio Class A at offering: $17,360

Lipper AZ Muni Funds Average: $16,741

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

        Arizona Portfolio Class A at offering       Lipper AZ Muni Funds Average
--------------------------------------------------------------------------------
 6/1/94                $ 9,579                                 $10,000
9/30/94                $ 9,546                                 $ 9,977
9/30/95                $10,649                                 $11,006
9/30/96                $11,377                                 $11,659
9/30/97                $12,575                                 $12,641
9/30/98                $13,775                                 $13,642
9/30/99                $13,713                                 $13,356
9/30/00                $14,559                                 $13,971
9/30/01                $15,805                                 $15,215
9/30/02                $16,964                                 $16,369
9/30/03                $17,360                                 $16,741




ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Florida Portfolio
9/30/93-9/30/03


Florida Portfolio Class A at NAV: $17,133

Florida Portfolio Class A at offering: $16,413

Lipper FL Muni Funds Average: $16,257

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Florida Portfolio Class A at offering       Lipper FL Muni Funds Average
--------------------------------------------------------------------------------
9/30/93              $ 9,579                                 $10,000
9/30/94              $ 8,810                                 $ 9,549
9/30/95              $10,083                                 $10,563
9/30/96              $10,834                                 $11,183
9/30/97              $11,932                                 $12,083
9/30/98              $13,002                                 $13,086
9/30/99              $12,823                                 $12,736
9/30/00              $13,478                                 $13,370
9/30/01              $14,786                                 $14,687
9/30/02              $15,851                                 $15,796
9/30/03              $16,413                                 $16,257


--------------------------------------------------------------------------------
4 o AllianceBernstein Municipal Income Fund II

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Massachusetts Portfolio
3/29/94-9/30/03

Massachusetts Portfolio Class A at NAV: $18,873

Lipper MA Muni Funds Average: $17,091

Massachusetts Portfolio Class A at offering: $18,077

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Massachusetts Portfolio Class A at offering        Lipper MA Muni Funds Average
--------------------------------------------------------------------------------
3/29/94              $ 9,579                                  $10,000
9/30/94              $ 9,975                                  $10,119
9/30/95              $10,991                                  $11,089
9/30/96              $12,117                                  $11,747
9/30/97              $13,467                                  $12,717
9/30/98              $14,704                                  $13,728
9/30/99              $14,521                                  $13,358
9/30/00              $15,228                                  $13,994
9/30/01              $16,739                                  $15,400
9/30/02              $17,654                                  $16,653
9/30/03              $18,077                                  $17,091





ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Michigan Portfolio
2/25/94-9/30/03


Michigan Portfolio Class A at NAV: $18,710

Michigan Portfolio Class A at offering: $17,921

Lipper MI Muni Funds Average: $16,354

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

        Michigan Portfolio Class A at offering      Lipper MI Muni Funds Average
--------------------------------------------------------------------------------
2/25/94              $ 9,579                                  $10,000
9/30/94              $ 9,268                                  $ 9,676
9/30/95              $10,603                                  $10,642
9/30/96              $11,402                                  $11,250
9/30/97              $12,662                                  $12,172
9/30/98              $13,810                                  $13,155
9/30/99              $13,814                                  $12,825
9/30/00              $14,697                                  $13,450
9/30/01              $16,183                                  $14,748
9/30/02              $17,455                                  $15,901
9/30/03              $17,921                                  $16,354



--------------------------------------------------------------------------------
                                  AllianceBernstein Municipal Income Fund II o 5

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Minnesota Portfolio
9/30/93-9/30/03


Minnesota Portfolio Class A at NAV: $16,850

Lipper MN Muni Funds Average: $16,257

Minnesota Portfolio Class A at offering: $16,128

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

        Minnesota Portfolio Class A at offering     Lipper MN Muni Funds Average
--------------------------------------------------------------------------------
9/30/93              $ 9,572                                  $10,000
9/30/94              $ 9,060                                  $ 9,668
9/30/95              $ 9,932                                  $10,571
9/30/96              $10,622                                  $11,154
9/30/97              $11,677                                  $12,057
9/30/98              $12,604                                  $13,008
9/30/99              $12,543                                  $12,731
9/30/00              $13,308                                  $13,346
9/30/01              $14,564                                  $14,594
9/30/02              $15,650                                  $15,708
9/30/03              $16,128                                  $16,257



ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
New Jersey Portfolio
9/30/93-9/30/03


New Jersey Portfolio Class A at NAV: $16,125

Lipper NJ Muni Funds Average: $16,137

New Jersey Portfolio Class A at offering: $15,435

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

        New Jersey Portfolio Class A at offering    Lipper NJ Muni Funds Average
--------------------------------------------------------------------------------
9/30/93              $ 9,572                                  $10,000
9/30/94              $ 8,929                                  $ 9,582
9/30/95              $10,082                                  $10,532
9/30/96              $10,743                                  $11,112
9/30/97              $11,819                                  $12,048
9/30/98              $12,807                                  $13,035
9/30/99              $12,770                                  $12,737
9/30/00              $13,449                                  $13,344
9/30/01              $14,435                                  $14,598
9/30/02              $15,074                                  $15,660
9/30/03              $15,435                                  $16,137


--------------------------------------------------------------------------------
6 o AllianceBernstein Municipal Income Fund II

PERFORMANCE UPDATE



ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Ohio Portfolio
9/30/93-9/30/03

Ohio Portfolio Class A at NAV: $16,783

Lipper OH Muni Funds Average: $16,392

Ohio Portfolio Class A at offering: $16,062

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Ohio Portfolio Class A at offering          Lipper OH Muni Funds Average
--------------------------------------------------------------------------------
9/30/93              $ 9,571                                $10,000
9/30/94              $ 8,955                                $ 9,630
9/30/95              $ 9,996                                $10,597
9/30/96              $10,668                                $11,204
9/30/97              $11,905                                $12,143
9/30/98              $12,894                                $13,106
9/30/99              $12,804                                $12,858
9/30/00              $13,386                                $13,483
9/30/01              $14,463                                $14,737
9/30/02              $15,268                                $15,871
9/30/03              $16,062                                $16,392




ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Pennsylvania Portfolio
9/30/93-9/30/03


Pennsylvania Portfolio Class A at NAV: $17,461

Pennsylvania Portfolio Class A at offering: $16,726

Lipper PA Muni Funds Average: $16,268

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Pennsylvania Portfolio Class A at offering   Lipper PA Muni Funds Average
--------------------------------------------------------------------------------
9/30/93              $ 9,579                                 $10,000
9/30/94              $ 9,099                                 $ 9,628
9/30/95              $10,148                                 $10,564
9/30/96              $10,977                                 $11,202
9/30/97              $12,168                                 $12,144
9/30/98              $13,229                                 $13,103
9/30/99              $12,907                                 $12,767
9/30/00              $13,598                                 $13,356
9/30/01              $15,109                                 $14,635
9/30/02              $16,148                                 $15,762
9/30/03              $16,726                                 $16,268




--------------------------------------------------------------------------------
                                  AllianceBernstein Municipal Income Fund II o 7

PERFORMANCE UPDATE



ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT
Virginia Portfolio
4/24/94-9/30/03


Virginia Portfolio Class A at NAV: $18,863

Virginia Portfolio Class A at offering: $18,068

Lipper VA Muni Funds Average: $16,967


[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

        Virginia Portfolio Class A at offering      Lipper VA Muni Funds Average
--------------------------------------------------------------------------------
4/24/94              $ 9,579                                  $10,000
9/30/94              $ 9,510                                  $10,031
9/30/95              $10,695                                  $11,051
9/30/96              $11,699                                  $11,697
9/30/97              $13,024                                  $12,678
9/30/98              $14,280                                  $13,723
9/30/99              $14,123                                  $13,419
9/30/00              $14,954                                  $14,066
9/30/01              $16,048                                  $15,302
9/30/02              $17,263                                  $16,473
9/30/03              $18,068                                  $16,967


Each chart illustrates the total value of an assumed $10,000 investment in each of AllianceBernstein Municipal Income Fund II's Class A shares (since each Portfolio's inception date through 9/30/03 if the Portfolio is less than 10 years old). Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at net asset value (NAV) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 36 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 62 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 52 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 39 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 49 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 55 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 43 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 62 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 35 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable AllianceBernstein Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of AllianceBernstein Municipal Income Fund II.

When comparing an AllianceBernstein Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.

An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund II.


--------------------------------------------------------------------------------
8 o AllianceBernstein Municipal Income Fund II

INVESTMENT RESULTS
Average Annual Returns as of September 30, 2003
AllianceBernstein Municipal Income Fund II

Investment Results
--------------------------------------------------------------------------------
                                       NAV and SEC Returns
--------------------------------------------------------------------------------
                       Without Sales Charge          With Sales Charge
--------------------------------------------------------------------------------
                                        Since                        Since
                    1 Year    5 Years Inception  1 Year   5 Years  Inception
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A            2.35%     4.74%    6.58%   -2.01%     3.83%     6.09%
  Class B            1.62%     4.01%    6.10%   -1.31%     4.01%     6.10%
  Class C            1.62%     4.01%    5.85%    0.64%     4.01%     5.85%
Florida Portfolio
  Class A            3.54%     4.77%    5.80%   -0.87%     3.85%     5.35%
  Class B            2.82%     4.05%    5.35%   -0.13%     4.05%     5.35%
  Class C            2.82%     4.05%    5.05%    1.83%     4.05%     5.05%
Massachusetts Portfolio
  Class A            2.39%     4.22%    6.91%   -1.95%     3.31%     6.43%
  Class B            1.76%     3.51%    6.46%   -1.17%     3.51%     6.46%
  Class C            1.76%     3.51%    6.18%    0.79%     3.51%     6.18%
Michigan Portfolio
  Class A            2.66%     5.35%    6.75%   -1.67%     4.44%     6.27%
  Class B            1.95%     4.62%    6.28%   -0.99%     4.62%     6.28%
  Class C            1.95%     4.62%    6.00%    0.97%     4.62%     6.00%
Minnesota Portfolio
  Class A            3.05%     5.05%    5.65%   -1.35%     4.15%     5.21%
  Class B            2.34%     4.32%    5.19%   -0.61%     4.32%     5.19%
  Class C            2.34%     4.34%    4.90%    1.35%     4.34%     4.90%
New Jersey Portfolio
  Class A            2.39%     3.80%    5.21%   -2.01%     2.91%     4.77%
  Class B            1.56%     3.06%    4.76%   -1.37%     3.06%     4.76%
  Class C            1.66%     3.08%    4.46%    0.68%     3.08%     4.46%
Ohio Portfolio
  Class A            5.20%     4.49%    5.59%    0.77%     3.60%     5.15%
  Class B            4.37%     3.75%    5.13%    1.37%     3.75%     5.13%
  Class C            4.47%     3.77%    4.84%    3.47%     3.77%     4.84%
Pennsylvania Portfolio
  Class A            3.57%     4.80%    5.99%   -0.83%     3.90%     5.55%
  Class B            2.84%     4.07%    5.55%   -0.12%     4.07%     5.55%
  Class C            2.84%     4.07%    5.24%    1.85%     4.07%     5.24%
Virginia Portfolio
  Class A            4.66%     4.82%    6.97%    0.19%     3.91%     6.48%
  Class B            3.94%     4.11%    6.50%    0.95%     4.11%     6.50%
  Class C            3.94%     4.11%    6.24%    2.95%     4.11%     6.24%

Each Portfolio's investment results represent average annual returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                  AllianceBernstein Municipal Income Fund II o 9

INVESTMENT RESULTS
As of September 30, 2003


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------
                              30-Day            Taxable Equivalent Yield in
                            SEC Yield*          33% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A                      4.47%                       7.03%
  Class B                      3.99%                       6.27%
  Class C                      3.99%                       6.27%
Florida Portfolio
  Class A                      4.31%                       6.43%
  Class B                      3.80%                       5.67%
  Class C                      3.80%                       5.67%
Massachusetts Portfolio
  Class A                      4.15%                       6.54%
  Class B                      3.65%                       5.75%
  Class C                      3.65%                       5.75%
Michigan Portfolio
  Class A                      4.22%                       6.57%
  Class B                      3.72%                       5.79%
  Class C                      3.72%                       5.79%
Minnesota Portfolio
  Class A                      3.53%                       5.72%
  Class B                      2.99%                       4.84%
  Class C                      2.99%                       4.84%
New Jersey Portfolio
  Class A                      4.12%                       6.57%
  Class B                      3.61%                       5.75%
  Class C                      3.60%                       5.74%
Ohio Portfolio
  Class A                      3.72%                       5.97%
  Class B                      3.20%                       5.14%
  Class C                      3.20%                       5.14%
Pennsylvania Portfolio
  Class A                      4.41%                       6.77%
  Class B                      3.91%                       6.00%
  Class C                      3.91%                       6.00%
Virginia Portfolio
  Class A                      4.37%                       6.92%
  Class B                      3.89%                       6.16%
  Class C                      3.89%                       6.16%



* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 2003.
** The taxable-equivalent yield is based on NAV and a 33% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
10 o AllianceBernstein Municipal Income Fund II

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS
September 30, 2003


Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)       Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.9%
       Long-Term Municipal Bonds-97.9%
       Arizona-77.8%
AAA    Arizona School Brd Fac Rev
       Ser 01
       5.00%, 7/01/19..............................     $ 7,230   $  7,642,832
Aaa    Arizona Student Loan Auth
       (Student Loan Rev) Ser 99B-1 AMT
       5.90%, 5/01/24(b)...........................       1,500      1,586,700
Aaa    Arizona Tourism & Sports Auth
       (Multipurpose Stadium Fac) MBIA Ser 03
       5.00%, 7/01/31(b)...........................       1,000      1,024,740
NR     Dove Mtn Resort Cmnty Fac Dist
       Ser 01
       6.75%, 12/01/16.............................       6,200      6,435,104
NR     Estrella Mtn Ranch Cmnty Fac Dist
       (Golf Village) Ser 01A
       7.875%, 7/01/25.............................       7,804      8,446,971
NR     Estrella Mtn Ranch Cmty Fac Dist
       (Desert Village)
       7.375%, 7/01/27.............................       2,000      2,022,540
NR     Gilbert Utility Rev
       (Municipal Prop Corp) Ser 01
       6.40%, 4/01/16..............................       1,500      1,504,965
BBB+   Glendale Ind Dev Auth Ed Fac
       (Midwestern Univ) Ser 01A
       5.875%, 5/15/31.............................       3,770      3,923,439
AAA    Glendale Ind Dev Auth Ed Fac
       (Midwestern Univ) CONNIE LEE Ser 96A
       6.00%, 5/15/26..............................         475        525,873
AAA    Glendale Ind Muni Corp Excise Tax Rev
       AMBAC Ser 02A
       5.00%, 7/01/33..............................       5,000      5,127,650
NR     Goodyear Cmnty Fac Dist
       (Palm Valley) Ser 96C
       7.25%, 7/01/16..............................       4,157      4,424,711
NR     Goodyear IDA Water & Sewer Rev
       (Litchfield Pk Svc Proj) Ser 99 AMT
       5.95%, 10/01/23.............................       3,160      3,228,762
NR     Hassayampa Cmnty Fac Dist
       Ser 96
       7.75%, 7/01/21..............................       5,935      6,366,890
NR     Hassayampa Cmnty Fac Dist 112
       (Forest Ridge Estates) Ser 00
       7.50%, 7/01/24..............................         955      1,051,847
AAA    Maricopa Cnty Hosp Rev
       (Catholic Healthcare Center) MBIA Ser 93
       10.01%, 7/01/13(c)..........................       2,700      2,820,690

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 11

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)       Value
--------------------------------------------------------------------------------
Aaa    Maricopa Cnty IDA MFHR
       (Syl-Mar Apts Proj) GNMA Ser 01 AMT
       6.10%, 4/20/36(b)...........................     $ 2,470   $  2,659,251
AAA    Maricopa Cnty MFHR
       (Tierra Antigua Proj)
       AMBAC Ser 01A-1 AMT
       5.40%, 6/01/34..............................       2,765      2,814,079
AAA    Maricopa Cnty Sch Dist No. 28
       (Kyrene Elem) FGIC Ser 95B
       6.00%, 7/01/14..............................       2,000      2,075,480
AAA    Maricopa Cnty SFMR
       (Mortgage Rev)
       GNMA/FNMA/FHLMC AMT
       Ser 00-1C
       6.25%, 12/01/30.............................         945        972,509
       Ser 01
       5.625%, 3/01/33.............................       1,655      1,677,491
       Ser 02-B1
       6.20%, 3/01/34..............................       1,950      2,161,166
BBB    Maricopa Cnty Util Rev
       (Citizens Utilities) Ser 95 AMT
       6.20%, 5/01/30..............................       4,550      4,576,117
AAA    Mesa Cnty IDA Hlth Fac
       (Discovery Hlth Sys) MBIA Ser 99A
       5.75%, 1/01/25(d)...........................      15,000     16,285,349
AAA    Mohave Cnty IDA MFHR
       (Chris & Silver Ridge) GNMA Ser 96
       6.375%, 11/01/31............................       1,000      1,064,010
AAA    Northern Arizona University Rev
       FGIC Ser 02
       5.00%, 6/01/34..............................       1,250      1,278,138
AAA    Phoenix Airport Rev
       FGIC Ser 02B AMT
       5.75%, 7/01/15..............................       1,000      1,121,720
A3     Phoenix Hlth Facs Auth Hosp Rev
       (Children's Hospital) Ser 02A
       6.00%, 2/15/32(b)...........................       6,700      5,015,955
AA     Phoenix IDA MFHR
       (Woodstone & Silver Springs)
       Asset Gty Ser 93
       6.25%, 4/01/23..............................       3,000      3,043,890
AAA      Phoenix IDA SFMR
       (Mortgage Rev), GNMA Ser 02A-1 AMT
       5.75%, 9/01/33(e)...........................         965        992,039
AAA    Pima Cnty IDA MFHR
       (La Hacienda) GNMA Ser 99
       7.00%, 12/20/31.............................       1,290      1,404,875

-------------------------------------------------------------------------------
12 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)       Value
--------------------------------------------------------------------------------
AAA    Pima Cnty IDA SFMR
       (Mortgage Rev) GNMA/FNMA AMT
       Ser 99B-1
       6.10%, 5/01/31..............................     $ 1,155   $  1,214,448
       Ser 01A-1
       5.35%, 11/01/24.............................         320        327,386
B+     Pima Cnty IDR
       (Tuscon Electric Pwr) Ser 97B
       6.00%, 9/01/29..............................       1,750      1,628,533
AAA    Pinal Cnty Prop Corp.
       AMBAC Ser 01
       5.125%, 6/01/21.............................       1,000      1,059,070
NR     Pronghorn Ranch Cmnty Fac Dist
       Ser 01
       7.00%, 7/15/27..............................       2,000      2,050,000
AA     Salt River Elec Sys Rev
       (Salt River Proj) Ser 02B
       5.00%, 1/01/31..............................       4,000      4,064,840
BBB+   Scottsdale IDA Hosp Rev
       (Scottsdale Healthcare) Ser 01
       5.80%, 12/01/31.............................       5,900      6,146,207
A      Show Low Assessment Dist 14 6
       (Torreon) ACA Ser 00
       6.00%, 1/01/18..............................       1,000      1,103,590
AAA    South Campus Group LLC
       (Univ of AZStudent Hsg) MBIA
       5.625%, 9/01/23.............................         640        710,547
       5.625%, 9/01/28.............................       1,250      1,368,725
NR     Stoneridge Cmnty Fac Dist
       Ser 01
       6.75%, 7/15/26..............................       7,500      7,708,799
NR     Sundance Cmnty Fac Dist
       Ser 02
       7.75%, 7/01/22..............................       3,000      3,008,880
Aaa    Tolleson IDA MFHR
       (Copper Cove) GNMA Ser 01A AMT
       5.50%, 11/20/41(b)..........................       5,825      5,968,645
AAA    Tucson & Pima Hsg Fin Auth SFMR
       (Mortgage Rev)
       GNMA/FNMA Ser 02A AMT
       5.50%, 1/01/35..............................       1,420      1,455,784
AAA    Tucson Airport Auth Rev
       AMBAC Ser 01 AMT
       5.35%, 6/01/31..............................       6,575      6,753,182
AAA    Tucson Higher Ed
       (University Arizona) AMBAC Ser 02A
       5.00%, 7/15/32..............................       1,000      1,023,480
AAA    Tuscon & Pima Cnty IDA SFMR
       (Mortgage Rev) GNMA Ser 01 AMT
       6.35%, 1/01/34..............................       4,265      4,463,621


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 13

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)       Value
--------------------------------------------------------------------------------
AAA    University of Arizona Higher Ed
       FGIC Ser 03
       5.00%, 6/01/21..............................     $ 2,385   $  2,515,722
       5.00%, 6/01/22..............................       2,650      2,776,008
NR     Village at Litchfield Park Cmnty Fac Dist
       (Litchfield Pk Svc Proj) Ser 01
       6.375%, 7/15/26.............................       3,250      3,308,598
NR     Vistancia Cmnty Fac Dist Ser 02
       6.75%, 7/15/22..............................       2,000      2,020,820
AA     Yavapai Cnty Hosp Rev
       (Regional Medical Center) Ser 03A
       5.25%, 8/01/21 RADIAN.......................       4,000      4,187,320
                                                                  ------------
                                                                   168,139,988
                                                                  ------------
       Alabama-1.0%
AAA    Birmingham Water & Sewer Rev
       MBIA Ser 02B
       5.25%, 1/01/33..............................       2,000      2,083,080
                                                                  ------------
       Florida-2.9%
NR     Double Branch Cmnty Dev Dist
       (Oakleaf Village) Ser 02A
       6.70%, 5/01/34..............................       1,000      1,033,520
NR     Fiddler's Creek CDD Ser 99B
       5.80%, 5/01/21(f)...........................       5,320      5,351,441
                                                                  ------------
                                                                     6,384,961
                                                                  ------------
       Michigan-1.3%
AAA    Michigan Muni Bond Auth
       (Drinking Water) Ser 02
       5.25%, 10/01/11.............................       2,500      2,862,775
                                                                  ------------
       New Jersey-1.0%
BBB    New Jersey Tobacco Settlement Rev
       Ser 03
       6.75%, 6/01/39..............................       2,500      2,253,600
                                                                  ------------
       Puerto Rico-11.9%
AAA    Puerto Rico Elec Pwr Auth
       XLCA Ser 02-1
       5.25%, 7/01/22..............................       8,000      8,605,839
AAA    Puerto Rico GO
       FGIC Ser 02A
       5.00%, 7/01/32.............................        5,000      5,113,400
AAA    Puerto Rico Hsg Fin Corp SFMR
       (Mortgage Rev) GNMA Ser 98A AMT
       5.20%, 12/01/32.............................       5,145      5,251,553
AAA    Puerto Rico Hwy & Trans Auth Rev
       FSA Ser 02D
       5.00%, 7/01/32..............................       3,400      3,479,560


-------------------------------------------------------------------------------
14 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)       Value
--------------------------------------------------------------------------------
AA     Puerto Rico Hlth Fac
       (Ascension Health) Ser 00A
       6.125%, 11/15/30............................     $ 1,500   $  1,646,340
BBB    Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund) Ser 02
       5.625%, 5/15/43.............................       1,800      1,554,246
                                                                  ------------
                                                                    25,650,938
                                                                  ------------
       Rhode Island-0.7%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.25%, 6/01/42..............................         795        657,393
BBB    Tobacco Settlement Rev
       Ser 02A
       6.125%, 6/01/32.............................         950        796,822
                                                                  ------------
                                                                     1,454,215
                                                                  ------------
       Texas-0.9%
AAA    Texas Turnpike Auth Rev
       AMBAC Ser 02A
       5.50%, 8/15/39..............................       1,750      1,849,155
                                                                  ------------
       Washington-0.4%
BBB    Washington Tobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................       1,050        952,088
                                                                  ------------
       Total Municipal Bonds
       (cost $206,475,668).........................                211,630,800
       Total Investments-97.9%
         (cost $206,475,668).......................                211,630,800
        Other assets less liabilities-2.1%.........                  4,457,696
                                                                 -------------
       Net Assets-100%.............................              $ 216,088,496
                                                                 =============


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 15

FINANCIAL FUTURES CONTRACTS (see Note D)
                                                         Value at    Unrealized
               Number of           Expiration   Original Sept. 30, Appreciation/
   Type        Contracts  Position    Month       Value    2003   (Depreciation)
---------      ---------  -------- ----------- --------- -------- --------------
Interest Rate
  10 Yr Swap                      December
  Futures        25       Short     2003     $2,712,406   $2,806,250  $(93,844)

10 Yr Treasury                    December
  Note Futures   12       Long      2003      1,326,178    1,375,500    49,322
                                                                        -------
                                                                        $44,522
                                                                        -------

See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.

--------------------------------------------------------------------------------
16 o AllianceBernstein Municipal Income Fund II

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003


Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.3%
       Long-Term Municipal Bonds-94.1%
       Florida-87.7%
NR     Beacon Tradeport CDD
       Comm Fac Ser 02B
       7.25%, 5/01/33..............................     $ 2,410   $  2,481,698
NR     Bonnet Creek Resort CDD
       Comm Fac Ser 02
       7.25%, 5/01/18..............................       2,000      2,080,260
Aaa    Brevard Cnty Hsg Fin Auth SFMR
       (Mortgage Rev) FHA Ser 94 AMT
       6.70%, 9/01/27(b)...........................         580        602,365
AAA    Broward County COP
       MBIA Ser 03
       5.00%, 7/01/28..............................       3,000      3,046,050
Baa3   Capital Trust Agency Arpt Fac
       (Cargo Acq Grp) Ser 03 AMT
       5.75%, 1/01/32(b)...........................       2,000      1,860,420
Baa3   Capital Trust Agy Arpt Fac
       (Cargo Acq Grp) Ser 02 AMT
       6.25%, 1/01/19(b)...........................         500        498,480
NR     Crossings at Fleming Island CDD
       (Eagle Harbor) Ser 00C
       7.10%, 5/01/30..............................       2,240      2,356,144
A      Dade Cnty Hsg Fin Auth MFHR
       (Golden Lakes Apts) Ser 97A AMT
       6.00%, 11/01/32(f)..........................         250        255,595
       6.05%, 11/01/39(f)..........................         750        776,115
AAA    Escambia Cnty Hsg Fin Auth SFMR
       (Mortgage Rev) GNMA Ser 95B AMT
       6.25%, 4/01/28..............................       9,000      9,427,499
Baa2   Escambia Cnty PCR
       (Champion Int'l Corp) Ser 96 AMT
       6.40%, 9/01/30(b)...........................       5,000      5,193,250
AAA    Florida Hsg Fin Agy MFHR
       (Turtle Creek Apts)
       AMBAC Ser 96C AMT
       6.20%, 5/01/36..............................       3,245      3,395,081
AAA    Florida Hsg Fin Agy SFMR
       (Mortgage Rev) Ser 95A AMT
       6.65%, 1/01/24..............................       3,625      3,753,144
Aaa    Florida Hsg Fin Corp MFHR
       (Cobblestone Apts)
       GNMA Ser 00K-1 AMT
       6.10%, 6/01/42(b)...........................       7,880      8,361,546
AAA    Florida Hsg Fin Corp MFHR
       (Logans Pointe Apts) FSA Ser 99 AMT
       6.00%, 6/01/39..............................       5,080      5,348,681


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 17

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Florida Hsg Fin Corp MFHR
       (Mystic Pointe II) GNMA Ser 00 AMT
       6.30%, 12/01/41.............................     $ 1,165   $  1,251,455
AAA    Florida Hsg Fin Corp MFHR
       (Raintree Apts) GNMA Ser 00 AMT
       6.05%, 3/01/42..............................       5,885      6,216,326
AAA    Florida Hsg Fin Corp MFHR
       (Sabal Chase Apts) FSA Ser 00 AMT
       6.00%, 5/01/40..............................       3,650      3,842,793
A      Florida Hsg Fin Corp MFHR
       (Spring Harbor Apts) Ser 99C-1 AMT
       5.90%, 8/01/39..............................       2,540      2,634,082
AAA    Florida Hsg Fin Corp MFHR
       (Walker Ave Club) FSA Ser 00L-1 AMT
       6.00%, 12/01/38.............................       3,435      3,611,937
AAA    Florida Hsg Fin Corp MFHR
       (Waverly Apts) FSA Ser 00C-1 AMT
       6.50%, 7/01/40..............................       2,790      3,013,563
NR     Gateway CDD
       (Sun City Crt-Fort Meyers)
       5.50%, 5/01/10..............................       1,000      1,000,720
AAA    Greater Orlando Aviation Arpt Fac
       (Orlando Airport) FSA Ser 02A
       5.125%, 10/01/32............................       2,530      2,589,480
NR     Hamal CDD
       6.65%, 5/01/21..............................       1,100      1,137,422
NR     Herons Glen Recreation District
       Comm Fac Dist Ser 99
       5.90%, 5/01/19..............................      2,680      2,725,051
A-     Highlands Cnty Hlth Facs Auth Rev
       (Adventist/Sunbelt Hosp) Ser 01A
       6.00%, 11/15/31.............................       2,000      2,113,820
AAA    Hillsborough Cnty Arpt Auth
       (Tampa Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 10/01/23.............................       1,500      1,624,275
Aaa    Jacksonville Cap Impt Rev
       AMBAC Ser 02A
       5.00%, 10/01/30(b)..........................       2,500      2,538,000
AAA    Jacksonville Electrical Auth
       Water & Sewer Rev MBIA Ser 02A
       5.50%, 10/01/41.............................       5,000      5,111,350
AA     Jacksonville Electrical Auth
       Series 02A
       5.50%, 10/01/41.............................       3,750      3,849,863
A+     Jacksonville Electrical Auth
       Water & Sewer Rev Ser 02C
       5.00%, 10/01/41.............................       2,000      2,001,420
AAA    Jacksonville Electrical Auth
       Excise Taxes Rev AMBAC Ser 02B
       5.00%, 10/01/26.............................       4,925      5,014,241


--------------------------------------------------------------------------------
18 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AA-    Lakeland Water Sys
       Water & Wastewater Rev Ser 02
       5.25%, 10/01/32.............................     $10,000   $ 10,355,099
AAA    Lee Cnty Arpt Rev
       (Southwest Int'l Arpt) FSA Ser 00A AMT
       6.00%, 10/01/32.............................      23,000     24,888,069
BBB-   Lee Cnty Hlth Facs Auth Rev
       (Shell Point) Ser 99A
       5.50%, 11/15/29.............................       2,000      1,866,280
Aaa    Manatee Cnty Hsg Fin Agy SFMR
       (Mortgage Rev) GNMA/FNMA
       Ser 96-1 AMT
       5.625%, 11/01/14(b).........................         150        151,562
Aaa    Manatee Cnty Hsg Fin Auth SFMR
       (Mortgage Rev) GNMA Ser 99 AMT
       6.25%, 11/01/28(b)..........................       2,110      2,296,630
NR     Marshall Creek CDD
       Asseses Dist Ser 02A
       6.625%, 5/01/32.............................       1,000      1,012,440
BB     Miami Beach Health Facs Auth Rev
       (Mt Sinai Med Ctr) Ser 01A
       6.80%, 11/15/31.............................       4,100      3,842,274
A      Miami-Dade Cnty Hsg Fin Agy MFHR
       (Cntry Club Villas Apts) Ser 99A AMT
       6.20%, 10/01/39.............................       5,145      5,402,404
Aaa    Miami-Dade Cnty Hsg Fin Agy SFMR
       (Mortgage Rev) GNMA/FNMA AMT
       6.00%, 10/01/32(b)..........................       2,250      2,356,065
AAA    Miami-Dade Cnty Hsg Fin Auth MFHR
       (Marbrisa Apts) FSA Ser 00-2A AMT
       6.15%, 8/01/38..............................       1,515      1,629,837
NR     Miromar Lakes CDD
       Ser 00A
       7.375%, 5/01/32.............................       6,410      6,661,272
       7.25%, 5/01/12..............................       6,170      6,396,377
A-     North Broward Hosp Rev
       Ser 01
       6.00%, 1/15/31..............................       3,200      3,330,912
Aa2    North Miami Hlth Facs Auth Rev
       (Catholic Hlth Svcs Oblig Grp) Ser 96
       6.00%, 8/15/24(b)...........................       1,200      1,251,708
NR     Northern Palm Beach Cnty Impt Dist
       (Unit Development 27B) Ser 02
       6.40%, 8/01/32..............................       1,135      1,146,293
NR     Northern Palm Beach Cnty Impt Dist
       (Mirasol Unit 2143)
       6.10%, 8/01/21..............................        750        768,945
       6.125%, 8/01/31.............................      1,000      1,013,840
A-     Orange Cnty Hospital Rev
       (Orlando Regional) Ser 02
       5.75%, 12/01/32.............................       1,320      1,355,812


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 19

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
A3     Orange Cnty Hsg Fin Auth MFHR
       (Loma Vista Proj) Ser 99G AMT
       5.50%, 3/01/32(b)...........................     $ 6,500   $  6,282,315
AA     Orange County Hlth Facs Auth Rev
       (Mayflower Retirement Proj) Asset Gty Ser 99
       5.25%, 6/01/29..............................       1,060      1,072,582
AA-    Orlando Util Cmnty Wtr & Elec Rev
       Ser 02C
       5.00%, 10/01/27.............................       7,000      7,116,620
A      Palm Beach Cnty IDR
       (Lourdes-McKeen Residence) Ser 96
       Prerefunded 12/01/06 @ 102
       6.625%, 12/01/26............................       4,000      4,713,640
AAA    Palm Beach Cnty Sch Brd COP
       FSA Ser 02D
       5.00%, 8/01/28..............................       5,500      5,578,045
Aaa    Pinellas Cnty Hsg Fin Auth SFMR
       (Mortgage Rev) GNMA Ser 94A AMT
       6.55%, 8/01/27(b)...........................       2,725      2,805,742
NR     Preserve at Wilderness Lake
       Comm Fac Ser 02A
       7.10%, 5/01/33..............................       1,250      1,312,938
A+     South Miami Health Facs Hosp Rev
       (Baptist Health)
       5.25%, 11/15/33.............................       2,000      2,026,340
Aaa    St. Johns CDD
       (Julington Creek Plantation) Ser 97
       7.125%, 5/01/19(b)..........................       7,725      9,312,950
NR     Sumter Cnty IDA
       (North Sumter Utility Co) Ser 02 AMT
       6.80%, 10/01/32.............................       1,000      1,007,310
Baa2   Tallahassee Hosp Rev
       (Tallahassee Memorial) Ser 00
       6.375%, 12/01/30(b).........................       4,500      4,472,505
AA     Tampa Higher Ed
       (Tampa University Proj) RADIAN Ser 02
       5.625%, 4/01/32.............................       3,175      3,344,640
AAA    Village Ctr CDD
       5.125%, 10/01/28............................       1,000      1,021,510
Baa3   Volusia Cnty Ed Fac Auth
       (Embry Riddle Aero Univ)
       Ser 96A
       6.125, 10/15/26(b)..........................         925        936,729
Baa3   Volusia Cnty Ed Fac Auth
       (Embry Riddle Aero Univ) Ser 99A
       5.75%, 10/15/29(b)..........................       2,000      1,884,400
NR     Waterlefe CDD Ser 01
       6.95%, 5/01/31..............................         740        773,241
                                                                 -------------
                                                                   229,099,452
                                                                 -------------

--------------------------------------------------------------------------------
20 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       California-2.0%
BBB    California State GO
       5.00%, 2/01/32..............................     $ 2,850   $  2,752,274
       5.00%, 2/01/33..............................       1,000        964,170
AAA    California State GO
       XLCA Ser 02
       5.00%, 10/01/28.............................       1,250      1,260,813
BBB    Golden St Tobacco Securitization Corp.
       Ser 03 -A-1
       6.75%, 6/01/39..............................         500        447,920
                                                                 -------------
                                                                     5,425,177
                                                                 -------------
       Massachusetts-0.5%
AAA    Massachusetts GO
       FGIC Ser 02C
       5.50%, 11/01/13.............................       1,050      1,214,451
                                                                 -------------
       New Jersey-0.4%
BBB    New Jersey Tobacco Settlement Rev
       Ser 02
       5.75%, 6/01/32..............................       1,250      1,071,350
                                                                 -------------
       New York-0.5%
NR     New York State Dorm Auth Revs
       RADIAN Ser 03
       17.936%, 7/01/14(c).........................         190        281,854
       17.936%, 7/1/15(c)..........................         231        333,998
       17.936%, 7/01/16(c).........................         228        321,179
       17.936%, 7/01/17(c).........................         257        361,167
                                                                 -------------
                                                                     1,298,198
                                                                 -------------
       Ohio-1.2%
NR     Cleveland Cuyahoga Port Auth
       Ser 01
       7.35%, 12/01/31.............................       3,000      3,108,120
                                                                 -------------
       Rhode Island-0.3%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.125%, 6/01/32.............................         950        796,822
                                                                 -------------
       Texas-1.1%
AAA    Dallas Fort Worth Texas Intl Arpt
       MBIA-Ser 03A AMT
       5.25%, 11/01/25.............................       3,000      3,056,310
                                                                 -------------

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 21

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Washington-0.4%
BBB    Washington Tobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................     $ 1,050   $    952,088
                                                                 -------------
       Total Long-Term Municipal Bonds
       (cost $235,500,111)..................                       246,021,968
                                                                 -------------
       Short-Term Municipal Notes(g)-3.2%
       Florida-1.0%
       VMIG-1 University of Florida Athletic Assoc
       (Univ Florida Stadium Project) Ser 90
       1.23%, 2/01/20(b)...........................       2,500      2,500,000
                                                                 -------------
       Arizona-0.7%
A-1+   Pinal Cnty PCR
       (Newmont)
       1.20%, 12/01/09.............................         800        800,000
A-1+   Coconino Cnty PCR
       (Arizona Public Service) AMT
       1.25%, 11/01/33.............................       1,000      1,000,000
                                                                 -------------
                                                                     1,800,000
                                                                 -------------
       California-0.6%
A-1+   Los Angeles Department of
       Water and Power
       (Electric Plant Revenue Bonds)
       Series 01B-3
       1.18%, 7/01/34..............................       1,450      1,450,000
                                                                 -------------
       Michigan-0.2%
       VMIG-1 Michigan Higher Ed Facs Auth
       (University of Detroit) Ser 03
       1.21%, 11/01/17(f)(b).......................         600        600,000
                                                                 -------------
       Minnesota-0.4%
A-1    Montrose Indl Dev Rev
       (Lyman Lumber Co) AMT
       1.30%, 5/01/26..............................         500        500,000
A-1+   St. Paul Port Auth Dist
       Ser 02 R AMT
       1.30%, 3/01/22..............................         500        500,000
                                                                 -------------
                                                                     1,000,000
                                                                 -------------
       New York-0.2%
A-1+   Port Authority NY & NJ
       (Versatile Structure) Ser 95-3
       1.20%, 6/01/20..............................         500        500,000
                                                                 -------------


--------------------------------------------------------------------------------
22 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Texas-0.1%
A-1+   Lower Neches Valley TX
       (Exxonmobil Proj) Ser 01A
       1.10%, 11/01/29.............................       $ 300   $    300,000
                                                                  ------------
       Total Short-Term Municpal Notes
       (Cost $8,150,000)....................                         8,150,000
                                                                  ------------
       Total Investments-97.3%
         (cost $243,650,111)................                       254,171,968
       Other assets less liabilities-2.7%...                         7,173,342
                                                                  ------------
       Net Assets-100%......................                      $261,345,310
                                                                  ============

FINANCIAL FUTURES CONTRACT (see Note D)
                                                         Value at
               Number of           Expiration  Original   Sept. 30,  Unrealized
   Type        Contracts  Position   Month       Value      2003    Depreciation
---------      ---------- -------- ----------  --------  ---------- ------------
10 Yr Treasury                      December
  Note Futures    19       Short      2003    $2,117,835  $2,177,874  $(60,039)


INTEREST RATE SWAP CONTRACT (see Note D)

                                             Rate Type
                                    -----------------------------
                            Payment     Payment
    Swap       Notional  Termination    made by      received by    Unrealized
Counterparty    Amount      Date     the Portfolio  the Portfolio  Depreciation
------------   --------  ----------- -------------  -------------  ------------
  JP Morgan    $900,000   11/01/13       5.26%       3 month LIBOR+  $(66,320)


+  LIBOR (London Interbank Offered Rate)




See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 23

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003


Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-101.9%
       Long-Term Municipal Bonds-99.3%
       Massachusetts-80.9%
BBB-   Massachusetts Hlth Fac
       (Boston Biomedical) Ser 99
       5.75%, 2/01/29..............................     $ 1,800   $  1,737,072
AAA    Massachusetts Dev Fin Agy
       (Deerfield Academy) Ser 03A
       5.00%, 10/01/28.............................       3,340      3,387,896
A      Massachusetts Hlth Fac
       (Massachusetts Biomedical) Ser 00C
       6.25%, 8/01/20..............................       3,000      3,305,280
BBB    Massachusetts Ed Fac
       (Massachusetts College of Pharmacy)
       Ser 99B
       6.75%, 7/01/30..............................       5,350      5,766,337
BBB    Massachusetts Ed Fac
       (Suffolk Univ) Ser 99
       5.85%, 7/01/29..............................       1,375      1,422,768
AA     Massachusetts Dev Fin Agy
       (Worcester Redev) Asset Gty Ser 99
       5.25%, 6/01/19..............................       2,350      2,498,943
       6.00%, 6/01/24..............................       1,300      1,435,993
AAA    Massachusetts Ed Fin Auth
       (Educational Loan) MBIA Ser 00G AMT
       6.00%, 12/01/16.............................       1,745      1,884,914
AA-    Massachusetts GO
       Ser 02C
       5.25%, 11/01/30.............................       5,000      5,156,350
AAA    Massachusetts GO
       FGIC Ser 02C
       5.50%, 11/01/13.............................         500        578,310
AA     Massachusetts Hlth & Ed Fac Auth
       (Berkshire Healthcare) Asset Gty Ser 01E
       5.70%, 10/01/25.............................       4,000      4,269,560
AAA    Massachusetts Hlth & Ed Fac Auth
       (Beth Israel) AMBAC Ser 92
       10.823%, 7/01/25(c).........................       2,000      2,051,760
AA     Massachusetts Hlth & Ed Fac Auth
       (Cape Cod Healthcare) Asset Gty Ser 01C
       5.25%, 11/15/31.............................       8,000      8,118,719
A-     Massachusetts Hlth & Ed Fac Auth
       (Covenant Medical Center) Ser 02
       6.00%, 7/01/31..............................       3,500      3,635,310
AAA    Massachusetts Hlth & Ed Fac Auth
       (New England Med Ctr) FGIC Ser 02H
       5.00%, 5/15/25..............................       2,000      2,033,500


--------------------------------------------------------------------------------
24 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AA-    Massachusetts Hlth & Ed Fac Auth
       (Partners Healthcare System) Ser 01C
       5.75%, 7/01/32..............................     $ 5,000   $  5,302,550
AA     Massachusetts Hlth & Ed Fac Auth
       (Springfield College) RADIAN Ser 03
       5.125%, 10/15/23............................       1,000      1,020,690
AAA    Massachusetts Hlth & Ed Fac Auth
       (University of Mass Proj) MBIA Ser 02C
       5.25%, 10/01/31(d)..........................       7,440      7,687,678
BBB    Massachusetts Hlth & Ed Fac Auth
       (Winchester Hosp) Ser 00E
       6.75%, 7/01/30..............................       4,500      4,802,220
AA+    Massachusetts Hlth & Ed Facs Auth Rev
       (Wellesley College)
       5.00%, 7/01/33..............................       5,255      5,311,176
AAA    Massachusetts Hsg Fin Agy MFHR
       (Harbor Point) AMBAC Ser 96A AMT
       6.40%, 12/01/15.............................       4,880      5,202,129
AAA    Massachusetts Hsg Fin Agy MFHR
       (Mortgage Rev) AMBAC AMT
       Ser 95E
       6.00%, 7/01/37..............................       2,680      2,776,748
       Ser 00A
       6.00%, 7/01/41..............................       4,900      5,166,903
AAA    Massachusetts Hsg Fin Agy MFHR
       (Mortgage Rev) MBIA Ser 00H AMT
       6.65%, 7/01/41..............................      17,125     18,510,583
AAA    Massachusetts Hsg Fin Agy SFMR
       (Mortgage Rev) FSA Ser 73 AMT
       5.90%, 12/01/23.............................       2,095      2,183,660
A+     Massachusetts Hsg Fin Agy SFMR
       (Mortgage Rev) Ser 40 AMT
       6.65%, 12/01/27.............................       4,525      4,698,308
AAA    Massachusetts MFHR
       (Heights Crossing) FHA Ser 95 AMT
       6.15%, 2/01/35..............................       7,000      7,324,240
AAA    Massachusetts Port Auth
       (US Air Proj) MBIA Ser 96A AMT
       5.875%, 9/01/23.............................       7,500      7,916,175
AAA    Massachusetts Port Auth Spec Fac
       (Bosfuel Corp) MBIA Ser 97 AMT
       6.00%, 7/01/36..............................       7,135      7,783,143
AAA    University of Massachusetts Hgr Ed
       AMBAC Ser 1
       5.25%, 11/01/23.............................       2,000      2,102,180
                                                                  ------------
                                                                   135,071,095
                                                                  ------------

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 25

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Arizona-6.5%
NR     Dove Mtn Resort Cmnty Fac Dist
       Ser 01
       6.75%, 12/01/16.............................     $ 2,205   $  2,288,614
NR     Goodyear IDA Water & Sewer Rev
       (Litchfield Pk Svc Proj) Ser 01 AMT
       6.75%, 10/01/31.............................       5,160      5,366,399
NR     Stoneridge Cmnty Fac Dist
       Ser 01
       6.75%, 7/15/26..............................       3,115      3,201,722
                                                                  ------------
                                                                    10,856,735
                                                                  ------------
       California-0.7%
NR     Roseville Cmnty Fac Dist
       (Woodcreek East) Ser 00
       6.375%, 9/01/27.............................       1,070      1,115,678
                                                                  ------------
       Colorado-3.4%
Aaa    Larimer Weld & Boulder Cnty
       Sch Dist GO
       FSA Ser 04A
       5.00%, 12/15/05(b)..........................       4,015      4,201,778
       5.00%, 12/15/08(b)..........................       1,430      1,573,057
                                                                  ------------
                                                                     5,774,835
                                                                  ------------
       Florida-1.1%
NR     Crossings at Fleming Island CDD
       (Eagle Harbor) Ser 00C
       7.10%, 5/01/30..............................       1,750      1,840,738
                                                                  ------------
       Nevada-0.6%
NR     Henderson Loc Impt Dist
       No. T-14 Ser 03
       5.80%, 3/01/23..............................       1,000        974,950
                                                                  ------------
       Puerto Rico-5.0%
AAA    Puerto Rico Elec Pwr Auth
       XLCA Ser 02-1
       5.25%, 7/01/22..............................       6,400      6,884,672
BBB    Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund) Ser 02
       5.625%, 5/15/43.............................       1,800      1,554,246
                                                                  ------------
                                                                     8,438,918
                                                                  ------------
              Rhode Island-0.5%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.125%, 6/01/32.............................         925        775,853
                                                                  ------------


--------------------------------------------------------------------------------
26 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Washington-0.6%
BBB    Washington Tobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................    $  1,025   $    929,419
                                                                  ------------
       Total Long-Term Municipal Bonds
         (cost $158,157,007)..................                     165,778,221
                                                                  ------------
       Short-Term Municipal Notes(g)-2.6%
       Massachusetts-0.2%
A-1+   Massachusetts GO
       (Central Artery/Ted Williams) Series 00A
       1.20%, 12/01/30.............................         300        300,000
                                                                  ------------
       California-1.4%
BBB    California State Savr-Ars Ser 03D-3
       1.30%, 5/01/33..............................       2,425      2,425,000
                                                                  ------------
       Indiana-0.4%
A-1+   Whiting Ind Environmental Fac
       (Amoco Oil Proj) Ser 00
       1.25%, 7/01/31..............................         600        600,000
                                                                  ------------
       Michigan-0.6%
A-1+   Michigan State Univ Rev
       Ser 02A
       1.20%, 8/15/32..............................       1,000      1,000,000
                                                                  ------------
       Total Short-Term Municipal Notes
         (cost $4,325,000).........................                  4,325,000
                                                                  ------------
       Total Investments-101.9%
         (cost $162,482,007)................                       170,103,221
       Other assets less liabilities-(1.9%).                        (3,240,471)
                                                                  ------------
       Net Assets-100%............................               $166,862,750
                                                                  ============


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 27

FINANCIAL FUTURES CONTRACTS (see Note D)
                                                           Value at
            Number of              Expiration   Original   Sept. 30,  Unrealized
   Type     Contracts    Position     Month       Value      2003   Depreciation
---------   ----------   --------  ----------   --------- --------- ------------
Interest Rate
  10 Yr SWAP                        December
  Futures        4         Short      2003    $  433,985  $ 449,000  $(15,015)

5 Yr Treasury
  Note Futures                     December
  (CBT)         13         Short     2003      1,446,912  1,475,094   (28,182)

2 Yr Treasury
  Note Futures                     December
  (CBT)         18     Short          2003     3,858,401  3,880,687   (22,286)
                                                                      --------
                                                                      $(65,483)
                                                                      --------


INTEREST RATE SWAP CONTRACTS (see Note D)

                                             Rate Type
                                    -----------------------------
                            Payment     Payment
    Swap       Notional  Termination    made by      received by    Unrealized
Counterparty    Amount      Date     the Portfolio  the Portfolio  Depreciation
------------   --------  ----------- -------------  -------------  ------------
  JP Morgan  $1,380,000   11/01/13      5.26%      3 month LIBOR+    $(101,691)
  JP Morgan   5,445,000    9/17/04    Variable*         1.12%            1,308
                                                                     ---------
                                                                     $(100,383)
                                                                     ---------


+ LIBOR (London Interbank Offered Rate)
* Variable interest based on the Municipal Swap Index, which fluctuates weekly.


See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.

--------------------------------------------------------------------------------
28 o AllianceBernstein Municipal Income Fund II

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003


Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.2%
       Long-Term Municipal Bonds-98.2%
       Michigan-73.0%
Aaa    Allen Park Pub Sch Dist
       Ser 03
       8.77%, 5/01/18(b)(c)........................     $ 6,400   $  7,603,519
AAA    Cedar Springs Pub Sch Dist
       Ser 03
       5.00%, 5/01/28..............................       4,335      4,430,847
AAA    Constantine Pub Sch Dist
       Ser 02
       5.00%, 5/01/29..............................       2,065      2,101,117
AAA    Detroit School Board
       (School Board Loan Fund) FSA Ser 01A
       5.125%, 5/01/31(d)..........................       2,900      2,953,273
AAA    Detroit School Dist
       FGIC Ser 02A
       5.00%, 5/01/32..............................       2,000      2,018,100
BB-    Detroit Tax Increment
       (Daimler/Chrysler Assembly Plant) Ser 98A
       5.50%, 5/01/21..............................       1,720      1,348,962
AAA    Detroit Water Supply System
       FGIC Ser 01B
       5.50%, 7/01/33..............................       3,550      3,826,581
Aaa    Emmet Cnty Bldg Auth
       AMBAC Ser 03
       5.00%, 5/01/17(b)...........................       1,355      1,459,660
AAA    Kalamazoo Hosp Fin Auth
       (Borgess Med Ctr) FGIC Ser 94A
       9.41%, 6/01/11(c)...........................       2,360      2,544,127
AAA    Lansing Water & Elec System
       FSA Ser 03A
       5.00%, 7/01/25..............................       2,200      2,240,634
BBB    Michigan Higher Ed Fac
       (Hope College) Ser 02A
       5.90%, 4/01/32..............................       3,465      3,627,405
AAA    Michigan Higher Ed Student Loan Auth
       AMBAC Ser 17G AMT
       5.20%, 9/01/20..............................       7,000      7,139,719
A+     Michigan Hosp Fin Auth Rev
       (Crittenton Hospital) Ser 02A
       5.625%, 3/01/27.............................       3,000      3,080,310
AA-    Michigan Hosp Fin Auth Rev
       (Trinity Health) Ser 00A
       6.00%, 12/01/27.............................       5,485      5,911,623
AAA    Michigan Hsg Dev Auth
       AMBAC Ser 97A AMT
       6.10%, 10/01/33.............................       7,400      7,739,881


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 29

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
Aaa    Michigan Hsg Dev Auth MFHR
       (Arbor Pointe) GNMA Ser 99
       5.40%, 6/20/40(b)...........................     $ 1,810   $  1,848,752
Aaa    Michigan Hsg Dev Auth MFHR
       (Casa De Rey) FNMA Ser 02 AMT
       5.50%, 8/01/35(b)...........................       1,065      1,092,882
AAA    Michigan Hsg Dev Auth MFHR
       (Danbury Manor) FNMA Ser 02A AMT
       5.30%, 6/01/35..............................       2,575      2,644,731
Aaa    Michigan Hsg Dev Auth MFHR
       (Oakbrook Villa Proj) GNMA Ser 00A AMT
       6.50%, 1/20/42(b)...........................       3,000      3,248,580
AAA    Michigan Hsg Dev Auth MFHR
       (Westchester Towers) FNMA Ser 01A AMT
       5.70%, 2/01/34..............................       2,580      2,691,430
Aaa    Michigan Hsg Dev Auth MFHR
       (Mortgage Rev) GNMA Ser 02A AMT
       5.50%, 10/20/43(b)..........................       2,000      2,051,440
AAA    Michigan Hsg Dev Auth SFMR
       (Mortgage Rev) MBIA Ser 02B AMT
       5.50%, 6/01/30..............................       1,100      1,135,079
AAA    Michigan Pub Pwr Agy Rev
       (Belle River) MBIA Ser 02
       14.32%, 7/01/11(c)..........................       1,200      1,728,072
AAA    Michigan State
       (Trunk Line Fund) FSA Ser 01A
       5.25%, 11/01/30.............................       4,000      4,132,720
AAA    Michigan Strategic Fund
       (Detroit Edison) MBIA Ser 95AA
       6.40%, 9/01/25..............................       2,665      2,948,423
AAA    Michigan Strategic Fund
       (Detroit Edison) XLCA Ser 02C AMT
       5.45%, 12/15/32.............................       3,000      3,107,310
AAA    Michigan Strategic Fund Hlth Fac
       (Autumn Wood) GNMA Ser 02A
       5.20%, 12/20/22.............................       3,000      3,096,840
NR     Michigan Strategic Fund Hlth Fac
       (Holland Home) Ser 98
       5.75%, 11/15/18.............................       1,000      1,001,080
       5.75%, 11/15/28.............................       1,000        997,290
A-     Michigan Strategic Fund
       (Detroit Edison) Ser 01B AMT
       5.65%, 9/01/29..............................       2,500      2,565,550
BBB    Michigan Strategic Fund PCR
       (General Motors Corp.) Ser 95
       6.20%, 9/01/20..............................       1,000      1,035,640
BB-    Midland Cnty PCR
       (CMS Energy) Ser 00A AMT
       6.875%, 7/23/09.............................       2,000      2,038,420


--------------------------------------------------------------------------------
30 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    North Muskegon Pub Sch Dist
       Ser 03
       5.25%, 5/01/28..............................     $ 1,500   $  1,562,985
AAA    Olivet School Board Fund
       Ser 02
       5.125%, 5/01/28.............................       1,065      1,093,340
AAA    Ovid Elsie Schools Board Fund
       Ser 02
       5.00%, 5/01/25..............................       2,650      2,698,283
BB+    Pontiac Tax Increment Fin Auth
       (Dev Area 38 3) Ser 02
       6.25%, 6/01/22..............................       2,780      2,854,726
       6.375%, 6/01/31.............................       3,250      3,260,108
BBB+   Romulus Tax Increment Fin Auth
       Ser 94
       6.75%, 11/01/19.............................       1,585      1,709,502
AAA    Royal Oak Hosp Fin Auth
       (William Beaumont Hosp) MBIA Ser 01M
       5.25%, 11/15/35.............................       3,200      3,280,544
A      Saginaw Hosp Fin Auth
       (Covenant Medical Ctr) Ser 00F
       6.50%, 7/01/30..............................       3,020      3,245,956
AAA    Wayne Charter Cnty
       (Detroit Metro Arpt Hotel) MBIA Ser 01A
       5.00%, 12/01/30.............................       3,930      3,967,139
AAA    Whitmore Lake Pub Sch Dis
       Ser 03
       5.00%, 5/01/24..............................       1,975      2,020,208
                                                                  ------------
                                                                   121,082,788
                                                                  ------------
       California-2.3%
A+     California Health Fac Fin Auth
       (Sutter Heath) Ser 00A
       6.25%, 8/15/35..............................       3,600      3,901,680
                                                                  ------------
       Florida-6.9%
Baa3   Capital Trust Agy Rev
       (Fort Lauderdale Poj) Ser 03 AMT
       5.75%, 1/01/32(b)...........................       1,500      1,427,610
NR     Collier Cnty Cmnty Dev Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18..............................       2,000      2,125,400
NR     Crossings at Fleming Island Cmnty Dev Dist
       (Eagle Harbor) Ser 00C
       7.10%, 5/01/30..............................       2,000      2,103,700
NR     Double Branch Cmnty Dev Dist
       (Oakleaf Village) Ser 02A
       6.70%, 5/01/34..............................       1,000      1,033,520
NR     Gateway Cmnty Dev Dist
       (Sun City Crt-Fort Meyers) Ser 03B
       5.50%, 5/01/10..............................       1,000      1,000,720


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 31

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
NR-     Miromar Lakes Cmnty Dev Dist
       Ser 00A
       7.375%, 5/01/32.............................     $ 1,000   $  1,039,200
NR     Northern Palm Beach Cnty Impt Dist
       (Unit Development 27B) Ser 02
       6.40%, 8/01/32..............................         835        843,308
NR     Waterlefe Cmnty Dev Dist
       Ser 01B
       6.25%, 5/01/10..............................       1,925      1,927,965
                                                                  ------------
                                                                    11,501,423
                                                                  ------------
       Illinois-0.6%
NR     Antioch Village Spl Svc Area
       (Deercrest Proj) No. 1 Ser 03
       6.625%, 3/01/33.............................         500        486,110
NR     Antioch Village Spl Svc Area
       (Clublands Proj) No. 2 Ser 03
       6.625%, 3/01/33.............................         500        486,110
                                                                  ------------
                                                                       972,220
                                                                  ------------
       Puerto Rico-13.5%
AAA    Puerto Rico Cmnwlth Hwy & Trans Auth
       FSA Ser 02D
       5.00%, 7/01/27..............................       5,000      5,135,050
AAA    Puerto Rico Elec Pwr Auth Rev
       XLCA Ser 02-1
       5.25%, 7/01/22..............................       5,000      5,378,649
AAA    Puerto Rico Hsg Fin Corp SFMR
       (Mortgage Rev) Ser 01C AMT
       5.30%, 12/01/28.............................       2,025      2,065,703
AAA    Puerto Rico Hsg Fin Corp SFMR
       (Mortgage Rev) GNMA AMT
       Ser 01B
       5.50%, 12/01/23.............................       2,305      2,371,522
       Ser 98A
       5.20%, 12/01/32.............................       1,280      1,306,509
AA     Puerto Rico Ind Fin Auth
       (Ascension Health) Ser 00A
       6.125%, 11/15/30............................       3,000      3,292,680
AAA    Puerto Rico Pub Fin Corp
       MBIA Ser 01A
       5.00%, 8/01/31..............................       2,875      2,938,308
                                                                  ------------
                                                                    22,488,421
                                                                  ------------
       Rhode Island-1.3%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.25%, 6/01/42..............................       1,555      1,285,845
       6.125%, 6/01/32.............................         950        796,822
                                                                  ------------
                                                                     2,082,667
                                                                  ------------


--------------------------------------------------------------------------------
32 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Washington-0.6%
BBB    Washington Tobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................     $ 1,050   $    952,088
                                                                  ------------
       Total Investments-98.2%
         (cost $158,628,340)................                       162,981,287
       Other assets less liabilities-1.8%...                         3,070,392
                                                                  ------------
       Net Assets-100%......................                      $166,051,679
                                                                  ============


See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 33

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.7%
       Long-Term Municipal Bonds-98.4%
       Minnesota-96.4%
AA     Bemidji Hlth Fac
       (North Country Hlth Svcs) RADIAN
       5.00%, 9/01/31..............................     $ 2,000   $  2,021,420
AAA    Brooklyn Park MFHR
       (Brooks Landing) FNMA Ser 99A AMT
       5.50%, 7/01/19..............................       1,355      1,416,531
AAA    Cass Lake Indpt Sch Dist FGIC
       5.00%, 2/01/26..............................       1,760      1,795,394
       5.00%, 2/01/28..............................       1,000      1,018,600
Aaa    Dakota Cmnty Dev Agy MFHR
       (Buffalo Ridge Apts) GNMA Ser 02
       5.50%, 7/20/43(b)...........................       3,675      3,812,776
Aaa    Dakota Cnty MFHR
       (Grande Market Place Proj)
       GNMA Ser 02A AMT
       5.40%, 11/20/43(b)..........................       5,350      5,457,802
Aaa    Eagan MFHR
       (Woodridge Apts) GNMA Ser 97A
       5.95%, 2/01/32(b)...........................       1,600      1,677,808
A1     Eden Praire MFHR
       (Rolling Hills Proj) GNMA Ser 01A
       6.20%, 2/20/43(b)...........................       2,000      2,179,440
Aaa    Elk River Indpt Sch Dist
       FSA Ser 02A
       8.73%, 2/01/15(b)(c)........................       3,065      3,642,936
BBB+   Golden Valley Hlth Fac
       (Convenant Retirement Cmnty) Ser 99A
       5.50%, 12/01/29.............................       1,000      1,000,570
Aaa    Little Canada MFHR
       (Cedars Lakeside Apts) GNMA Ser 97A
       5.95%, 2/01/32(b)...........................       2,650      2,778,870
A -    Minneapolis Common Bond Fund
       Ser 01G-3
       5.45%, 12/01/31.............................       1,500      1,539,615
       Ser 95-2 AMT
       6.625%, 12/01/15............................       1,245      1,297,041
       Ser 97-2 AMT
       6.20%, 6/01/17..............................       1,795      1,920,560
A3     Minneapolis Hosp Rev
       (Allina Hlth Sys) Ser 02A
       5.75%, 11/15/32(b)..........................       1,500      1,550,505
NR     Minneapolis Hlth Fac
       (Walker Methodist) Ser 98A
       6.00%, 11/15/28.............................       2,700      2,213,460


--------------------------------------------------------------------------------
34 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
Aaa    Minneapolis MFHR
       (Bottineau Commons Proj)
       GNMA Ser 02 AMT
       5.45%, 4/20/43(b)...........................     $ 2,000   $  2,050,740
Aaa    Minneapolis MFHR
       (Sumner Field) GNMA Ser 02 AMT
       5.60%, 11/20/43(b)..........................       2,505      2,582,430
AAA    Minneapolis Pkg Assmt
       MBIA Ser 02
       5.25%, 12/01/26.............................       2,000      2,114,560
AAA    Minneapolis & St. Paul Arpt Rev
       FGIC Ser 00B AMT
       6.00%, 1/01/21..............................       3,455      3,827,897
AAA    Minneapolis & St. Paul Arpt Rev
       MBIA Ser 03A
       5.00%, 1/01/28..............................       2,500      2,544,275
A -    Minnesota Agric & Eco Dev Hlth Fac
       (Evangelical Lutheran Proj) Ser 02
       6.00%, 2/01/22..............................       1,130      1,188,353
       6.00%, 2/01/27..............................       1,750      1,835,558
NR     Minnesota Agric & Eco Dev
       (Small Business Loan Proj) AMT
       Ser 96A
       6.75%, 8/01/16..............................       1,450      1,539,248
       Ser 00A
       7.25%, 8/01/20..............................       1,000      1,081,080
       Ser 00B
       7.25%, 8/01/20..............................       1,000      1,081,080
       Ser 00C
       7.25%, 8/01/20..............................       1,000      1,081,080
       Ser 00D
       7.25%, 8/01/20..............................       1,000      1,081,080
AAA    Minnesota Agric & Eco Dev Hlth Fac
       (Benedictine Hlth Sys) MBIA Ser 99
       5.125%, 2/15/29.............................       4,000      4,122,159
A      Minnesota Agric & Eco Dev Hlth Fac
       (Fairview Hlth) Ser 00A
       6.375%, 11/15/29............................       1,750      1,889,528
Baa2   Minnesota Higher Ed Fac Auth
       (College Art & Design) Ser 00-5D
       6.75%, 5/01/26(b)...........................       1,000      1,088,260
Baa1   Minnesota Higher Ed Fac
       (Hamline Univ) Ser 99-5B
       6.00%, 10/01/29(b)..........................       1,250      1,308,788
Baa1   Minnesota Higher Ed Fac Auth
       (St Catherine College)
       5.375%, 10/01/32(b).........................       1,000      1,015,310


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 35

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Minnesota Hsg Fin Agy MFHR
       (Mortgage Rev) MBIA Ser 95D
       6.00%, 2/01/22..............................      $  900   $    929,286
AA+    Minnesota Hsg Fin Agy SFMR
       (Mortgage Rev) AMT
       Ser 96F
       6.30%, 1/01/28..............................       2,230      2,316,970
       Ser 96G
       6.25%, 7/01/26..............................       3,620      3,751,587
       Ser 98H-2
       6.05%, 7/01/31..............................       3,565      3,770,629
Aaa    Minnetonka MFHR
       (Archer Heights Apts Proj)
       GNMA Ser 99A AMT
       5.30%, 1/20/27(b)...........................       1,620      1,665,279
AAA    Morris Indpt Sch Dist
       MBIA Ser 02
       5.00%, 2/01/28..............................       2,000      2,044,760
BBB    Sartell Poll Ctl Rev
       (International Paper) Ser 03A
       5.20%, 6/01/27..............................       1,000        978,610
Aaa    Scott Cnty MFHR
       (Northridge Apts Proj) MBIA Ser 03
       5.00%, 2/01/34(b)...........................       1,000      1,012,580
Aaa    Shoreview MFHR
       (Lexington Shores Proj) GNMA Ser 01A AMT
       5.55%, 8/20/42(b)...........................       1,445      1,477,932
Aaa    St. Cloud Hosp Rev
       (Saint Cloud Hosp) FSA Ser 00A
       5.875%, 5/01/30(b)..........................       3,750      4,156,649
AAA    St. Paul MFHR
       (Burlington Apt-8) GNMA
       5.35%, 5/01/31..............................       1,550      1,562,896
AAA    St. Paul Pkg Auth Rev
       (Block 19 Ramp) FSA Ser 02A
       5.35%, 8/01/29..............................       3,075      3,259,039
AA+    St. Paul Port Auth Lease Rev Ser 02
       5.25%, 12/01/27.............................       1,725      1,800,072
AA     Waconia Hlth Care Fac Rev
       (Ridgeview Med Ctr) RADIAN Ser 99A
       6.125%, 1/01/29.............................       3,415      3,774,497
Aaa    Western Power Agy
       MBIA Ser 03A
       5.00%, 1/01/26(b)...........................       3,500      3,577,735
AAA    White Bear Lake MFHR
       (Renova Partners Proj)
       FNMA Ser 01 AMT
       5.60%, 10/01/30.............................       1,000      1,034,590
Aaa    Willmar Hosp Rev
       (Rice Mem Hosp Proj) FSA Ser 02
       5.00%, 2/01/32(b)...........................       3,200      3,257,088
                                                                  ------------
                                                                   107,124,953
                                                                  ------------


--------------------------------------------------------------------------------
36 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       New Jersey-1.2%
BBB    New Jersey Tobacco Settlement Rev
       Ser 03
       6.75%, 6/01/39..............................     $ 1,500   $  1,352,160
                                                                  ------------
       Rhode Island-0.8%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.25%, 6/01/42..............................       1,115        922,005
                                                                  ------------
       Total Long-Term Municipal Bonds
       (cost $105,425,242)..................                       109,399,118
                                                                  ------------
       Short-Term Municipal Notes(g)-0.3%
       Minnesota-0.3%
A-1+   Beltrami Cnty Minn Environmental Ctl Rev
       (Northwood Panelboard Co) Ser 91 AMT
       1.15%, 12/01/21.............................         300        300,000
                                                                  ------------
       Total Short-Term Municipal Notes
         (cost $300,000).............................                  300,000
                                                                  ------------
       Total Investments-98.7%
         (cost $105,725,242)................                       109,699,118
       Other assets less liabilities-1.3%...                         1,435,751
                                                                  ------------
       Net Assets-100%......................                      $111,134,869
                                                                  ============


See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 37

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003


Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-99.7%
       Long-Term Municipal Bonds-99.1%
       New Jersey-90.1%
AAA    Hoboken Parking Auth
       AMBAC Ser 01A
       5.30%, 5/01/27..............................     $ 3,700   $  4,312,720
Aaa    Irvington Twp GO
       MBIA Ser 03B
       5.00%, 7/15/33(b)...........................       2,000      2,032,360
Aaa    Lafayette Yard Com Dev Corp
       (Conv Ctr Hotel Proj) MBIA Ser 00
       5.80%, 4/01/35(b)...........................       2,100      2,489,256
Aaa    Lafayette Yard Com Dev Corp
       (Conv Ctr Hotel Proj) FGIC Ser 01
       5.00%, 4/01/35(b)...........................       5,000      5,049,750
AAA    Middlesex Cnty MFHR
       FNMA Ser 01 AMT
       5.25%, 7/01/21..............................         750        785,385
       5.35%, 7/01/34..............................       1,500      1,528,425
AAA    Newark GO
       Ser 03
       19.78247%, 7/15/10(c).......................       1,562      2,034,193
AAA    New Jersey Eco Dev Auth
       (American Water Co) FGIC AMT
       6.875%, 11/01/34............................       5,000      5,353,600
A+     New Jersey Eco Dev Auth
       (Anheuser-Busch) Ser 95 AMT
       5.85%, 12/01/30.............................       8,000      8,321,040
B      New Jersey Eco Dev Auth
       (Continental Airlines) Ser 00 AMT
       7.20%, 11/15/30.............................       1,850      1,698,226
AAA    New Jersey Eco Dev Auth
       (Hackensack Water Co)
       MBIA Ser 94B AMT
       5.90%, 3/01/24..............................       4,000      4,123,200
Baa3   New Jersey Eco Dev Auth
       (Kapkowski Rd) Ser 98B
       6.50%, 4/01/28(b)...........................       7,500      8,513,625
Baa3   New Jersey Eco Dev Auth
       (Kapkowski Rd) Ser 98B AMT
       6.50%, 4/01/31(b)...........................       2,085      2,312,098
A+     New Jersey Eco Dev Auth
       (Masonic Charity Foundation Proj) Ser 01
       5.50%, 6/01/31..............................       1,000      1,044,100
A      New Jersey Eco Dev Auth
       (NUI Corp) ACA Ser 98A AMT
       5.25%, 11/01/33.............................       5,840      5,839,766


--------------------------------------------------------------------------------
38 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    New Jersey Eco Dev Auth
       (Pub Ser Elec & Gas) MBIA Ser 94A AMT
       6.40%, 5/01/32..............................     $ 5,000   $  5,226,600
AAA    New Jersey Eco Dev Auth
       (Rehab) AMBAC Ser 03A
       5.00%, 4/01/28..............................       5,000      5,098,450
A+     New Jersey Eco Dev Auth Hlth Fac
       (Masonic Charity Foundation Proj) Ser 02
       5.25%, 6/01/24..............................         540        551,302
AAA    New Jersey Eco Dev Auth School Fac
       AMBAC Ser 03
       16.27%, 6/15/21(c)..........................       2,250      2,586,960
AAA    New Jersey Higher Ed
       (Rowan University) FGIC Ser 01C
       5.00%, 7/01/31..............................       1,000      1,015,500
AAA    New Jersey Higher Ed
       (Student Loan) MBIA Ser 00A AMT
       6.15%, 6/01/19..............................       1,445      1,547,595
A-     New Jersey Hlth Care Fac
       (Atlantic City Med Ctr) Ser 02
       5.75%, 7/01/25..............................       3,000      3,129,480
AA     New Jersey Hlth Care Fac
       (Bayshore Cnmty Hosp) RADIAN Ser 02
       5.125%, 7/01/32.............................       9,250      9,364,053
AAA    New Jersey Hlth Care Fac
       (Englewood Hosp) MBIA Ser 02
       5.00%, 8/01/31..............................       4,500      4,554,135
AA     New Jersey Hlth Care Fac
       (Good Shepherd) RADIAN Ser 01A
       5.20%, 7/01/31..............................       1,350      1,364,459
AAA    New Jersey Hlth Care Fac
       (Jersey City Medical Center)
       FHA AMBAC Ser 01
       5.00%, 8/01/41..............................      13,595     13,637,687
A3     New Jersey Hlth Care Fac
       (Kennedy Health System) Ser 01
       5.625%, 7/01/31(b)..........................       6,200      6,333,982
Aaa    New Jersey Hlth Care Fac
       (Newton Memorial Hosp) FSA Ser 01
       5.00%, 7/01/26(b)...........................       1,500      1,523,175
A      New Jersey Hlth Care Fac
       (Palisades Med Ctr) ACA Ser 99
       5.25%, 7/01/28..............................       1,000      1,007,820
A+     New Jersey Hlth Care Fac
       (Robert Wood Johnson) Ser 00
       5.75%, 7/01/31..............................       5,350      5,661,531


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 39

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AA     New Jersey Hlth Care Fac
       (Southern Ocean County Hosp)
       RADIAN Ser 01
       5.125%, 7/01/31.............................     $ 4,500   $  4,567,140
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       (Mortgage Rev) FSA Ser 00A1 AMT
       6.35%, 11/01/31.............................       2,000      2,138,520
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       (Mortgage Rev) FSA Ser 01A AMT
       5.05%, 5/01/34..............................       5,390      5,525,882
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       (Pooled Loan) AMBAC Ser 96A AMT
       6.25%, 5/01/28..............................       5,000      5,240,950
AAA    New Jersey Hsg & Mtg Fin Agy SFMR
       (Mortgage Rev) MBIA Ser 95 AMT
       6.35%, 10/01/27.............................       1,420      1,468,962
AAA    New Jersey State Ed Fac Auth
       (Higher Ed Cap Impt) Ser 02A
       5.125%, 9/01/22.............................       2,500      2,619,175
AAA      New Jersey State Ed Fac Auth
       (Ramapo College) AMBAC Ser 01D
       5.00%, 7/01/31..............................       1,000      1,014,030
A-     New Jersey State Ed Fac Auth
       (Stevens Inst of Technology) Ser 02C
       5.25%, 7/01/32..............................       2,750      2,733,610
AAA    New Jersey State Tpk Auth
       FSA Ser 03A
       5.00%, 1/01/23..............................      10,000     10,318,500
AAA    New Jersey State Trans Auth
       (Transportation System) MBIA Ser 01B
       5.00%, 12/15/21.............................       3,000      3,116,310
AA-    New Jersey State Trans Auth
       (Transportation System) Ser 03C
       5.50%, 6/15/24..............................       3,750      4,008,413
BBB    New Jersey Tobacco Settlement Rev
       Ser 02
       6.125%, 6/01/42.............................       8,000      6,533,200
Aaa    North Hudson Sew Auth
       MBIA Ser 01A
       Zero Coupon, 8/01/24........................      12,340      4,270,627
AAA    Port Auth of NY & NJ
       (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
       5.75%, 12/01/22.............................       8,675      9,370,388
AAA    Port Auth of NY & NJ
       (96th) FGIC Ser 94 AMT
       6.60%, 10/01/23.............................       9,340      9,816,340
AAA    Port Auth of NY & NJ
       (121st) MBIA Ser 00
       5.375%, 10/15/35............................       5,000      5,184,550


--------------------------------------------------------------------------------
40 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Port Auth of NY & NJ
       (126th) FGIC Ser 02
       5.25%, 5/15/37..............................     $ 2,500   $  2,552,925
BBB    Salem Cnty PCR
       (PSE&G Power) Ser 01A AMT
       5.75%, 4/01/31..............................       1,500      1,538,730
AA-    Salem Cnty Waste Disp Rev
       (E.I. Dupont) Ser 92A AMT
       6.125%, 7/15/22.............................       3,500      3,547,775
A      South Jersey Port Corp
       (Marine Terminal) AMT
       5.20%, 1/01/23..............................       1,000      1,015,320
BBB-   South Jersey Transportation Auth
       (Raytheon Aircraft Service) Ser 97A AMT
       6.15%, 1/01/22..............................         400        402,800
Aaa    Union Cnty Impt Auth
       MBIA Ser 03A
       5.25%, 8/15/23(b)...........................       2,885      3,046,300
AAA    Univ of Medicine & Dentistry COP
       AMBAC Ser 03
       5.00%, 4/15/32..............................       1,500      1,520,415
AAA    Vineland Sewer Rev
       (Landis Sewerage) FGIC Ser 93C
       10.07%, 9/19/19(c)..........................       3,250      4,440,215
                                                                  ------------
                                                                   214,031,550
                                                                  ------------
       Colorado-2.9%
AAA    Colorado Dept of Transportation
       MBIA Ser 02B
       5.50%, 6/15/13..............................       2,020      2,337,160
Aaa    Larimer Weld & Boulder Cnty Sch Dist GO
       FSA Ser 04A
       5.00%, 12/15/06(b)..........................       4,215      4,532,516
                                                                  ------------
                                                                     6,869,676
                                                                  ------------
       Florida-2.7%
NR     Crossings at Fleming Island CDD
       (Eagle Harbor) Ser 00C
       7.10%, 5/01/30..............................       2,500      2,629,625
NR     Double Branch Cmnty Dev Dist
       (Oakleaf Village) Ser 02A
       6.70%, 5/01/34..............................       1,000      1,033,520
NR     Miromar Lakes Cmnty Dev Dist
       Ser 00A
       7.375%, 5/01/32.............................       1,485      1,543,212
NR     Northern Palm Beach Cnty Impt Dist
       No.27B Ser 02
       6.40%, 8/01/32..............................       1,300      1,312,935
                                                                  ------------
                                                                     6,519,292
                                                                  ------------


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 41

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Illinois-0.4%
NR     Antioch Village Special Tax
       (Clublands Proj) No. 2 Ser 03
       6.625%, 3/01/33.............................     $ 1,000   $    972,220
                                                                  ------------
       Nevada-0.8%
NR     Henderson Loc Impt Dist
       Ser 03
       5.80%, 3/01/23..............................       1,000        974,950
NR     North Las Vegas Cmnty Fac Dist
       (5060 Aliante)
       6.40%, 12/01/22.............................       1,000      1,013,840
                                                                  ------------
                                                                     1,988,790
                                                                  ------------
       Pennsylvania-0.9%
A-       Delaware Riv Jt Toll Bridge Rev
       (PA/NJ Bridge) Ser 03
       5.00%, 7/01/28..............................       2,000      2,007,500
                                                                  ------------
       Rhode Island-0.4%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.125%, 6/01/32.............................       1,000        838,760
                                                                  ------------
       Virginia-0.5%
NR     Broad Street CDD
       Ser 03
       7.50%, 6/01/33..............................       1,200      1,182,276
                                                                  ------------
       Washington-0.4%
BBB    WashingtonTobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................       1,150      1,042,763
                                                                  ------------
       Total Long-Term Municipal Bonds
       (cost $226,264,691).........................                235,452,827
                                                                  ------------
       Short-Term Municipal Notes-0.6%
       Florida-0.6%
NR     Westchester Cmnty Dev Dist BAN
       (Dist 1) Ser 03
       5.50%, 1/01/04..............................       1,390      1,390,111
                                                                  ------------
       Total Short-Term Municipal Notes
         (cost $1,390,000).........................       1,390      1,390,111
                                                                  ------------
       Total Investments-99.7%
         (cost $227,654,691).......................                236,842,938
       Other assets less liabilities-0.3%..........                    716,117
                                                                  ------------
       Net Assets-100%.............................               $237,559,055
                                                                  ============


--------------------------------------------------------------------------------
42 o AllianceBernstein Municipal Income Fund II

FINANCIAL FUTURES CONTRACTS (see Note D)
                                                           Value at
            Number of              Expiration   Original   Sept. 30,  Unrealized
   Type     Contracts    Position     Month       Value      2003   Depreciation
---------   ----------   --------  ----------   --------- --------- ------------
Interest Rate
  10 Yr Swap                       December
  Futures     66          Short      2003     $7,160,752  $7,408,500  $(247,748)

2 Yr Treasury
  Note Futures                     December
  (CBT)       27          Short      2003       5,787,603   5,821,031   (33,428)
                                                                      ----------
                                                                      $(281,176)
                                                                      =========

INTEREST RATE SWAP CONTRACT (see Note D)

                                             Rate Type
                                    -----------------------------
                            Payment     Payment
    Swap       Notional  Termination    made by      received by    Unrealized
Counterparty    Amount      Date     the Portfolio  the Portfolio  Depreciation
------------   --------  ----------- -------------  -------------  ------------
  JP Morgan  $4,215,000   09/17/04    Variable*         1.12%        $1,013

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.



See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 43

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.7%
       Long-Term Municipal Bonds-96.7%
       Ohio-80.6%
AAA    Akron Higher Ed Fac
       (University of Akron) FGIC Ser 99
       5.75%, 1/01/29..............................     $ 2,000   $  2,190,940
AAA    Akron GO
       MBIA Ser 02
       5.00%, 12/01/23.............................       1,000      1,028,810
A+     Akron Stadium Rev
       (Canal Park) Ser 96
       6.90%, 12/01/16.............................       5,000      5,550,800
Aaa    Brookville School Dist GO
       FSA Ser 03
       5.00%, 12/01/26(b)..........................       2,000      2,039,800
B-     Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27.............................       4,750      3,234,085
NR     Cleveland Cuyahoga Port Auth
       Ser 01
       7.35%, 12/01/31.............................       2,000      2,072,080
AAA    Cleveland GO
       MBIA Ser 02
       5.25%, 12/01/27.............................       4,380      4,567,289
AAA    Cleveland School Dist
       FGIC Ser 02
       4.625%, 12/01/27............................       2,750      2,696,870
AAA    Cleveland Higher Ed
       (State University) FGIC Ser 03A
       5.00%, 6/01/33..............................       1,600      1,621,936
AAA    Cleveland Water Rev
       FGIC Ser 02K
       5.00%, 1/01/33..............................       2,950      2,985,548
AAA    Columbus Arpt Rev
       (Columbus Int'l Arpt) MBIA Ser 94A AMT
       6.25%, 1/01/24..............................       4,000      4,119,960
AAA    Columbus School Dist GO
       FGIC Ser 03
       5.00%, 12/01/24.............................       2,500      2,559,500
       5.00%, 12/01/25.............................       2,230      2,277,856
BBB    Cuyahoga Cnty Hosp Rev
       (UHHS) Ser 00
       7.50%, 1/01/30..............................       1,900      2,106,549
Aaa    Cuyahoga Cnty MFHR
       (Livingston Park Apts) GNMA Ser 02A
       5.45%, 9/20/39(b)...........................       1,500      1,534,785


--------------------------------------------------------------------------------
44 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
Aaa    Cuyahoga Cnty MFHR
       (Longwood Proj) GNMA Ser 01 AMT
       5.60%, 1/20/43(b)...........................     $ 3,620   $  3,740,980
Aaa    Cuyahoga Cnty MFHR
       (West Tech Apts Proj)
       GNMA Ser 02A AMT
       5.45%, 3/20/44(b)...........................       1,075      1,093,264
A-     Dayton School Dist
       (Administrative Fac Proj) Ser 03
       6.00%, 12/01/19.............................       1,395      1,550,459
       6.00%, 12/01/21.............................       1,645      1,806,736
AAA    Dublin School Dist GO
       FSA Ser 03
       5.00%, 12/01/22.............................       1,500      1,560,540
A      Erie Cnty Hosp Rev
       (Firelands Med Ctr) Ser 02A
       5.625%, 8/15/32.............................       5,000      5,131,000
A      Franklin Cnty
       (Online Computer Library Ctr) Ser 98A
       5.20%, 10/01/20.............................       2,800      2,977,660
Aaa    Franklin Cnty MFHR
       (Agler Green) GNMA Ser 02A AMT
       5.65%, 5/20/32(b)...........................         770        799,884
       5.80%, 5/20/44(b)...........................       1,150      1,196,196
AAA    Franklin Cnty MFHR
       (Wellington Village Proj)
       GNMA Ser 01A AMT
       5.40%, 2/20/43..............................       3,945      3,985,357
BBB+   Hamilton Cnty Health Fac
       (Twin Towers) Ser 99A
       5.80%, 10/01/23.............................       1,775      1,794,649
AAA    Hamilton Cnty Sales Tax
       AMBAC Ser 00B
       5.25%, 12/01/32(d)..........................      22,200     22,838,471
Aaa    Lucas Cnty Health Fac
       (Altenheim Proj) GNMA Ser 99
       5.50%, 7/20/40(b)...........................       3,200      3,331,360
BBB    Ohio Air Quality Dev Auth PCR
       (Columbus Southern Pwr) Ser 85B
       6.25%, 12/01/20.............................       5,000      5,102,800
BBB    Ohio Air Quality Dev Auth PCR
       (Dayton Pwr & Lt) Ser 92B
       6.40%, 8/15/27..............................       2,000      2,025,400
AAA    Ohio Air Quality Dev Auth PCR
       (JMG) AMBAC Ser 94B AMT
       6.375%, 4/01/29.............................      10,000     10,649,500
BBB    Ohio Air Quality Dev Auth PCR
       (Toledo Edison Co) Ser 97A AMT
       6.10%, 8/01/27..............................       5,000      5,137,400


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 45

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Ohio Capital Corp Hsg
       (Sect 8 Assist)
       FHA/MBIA Ser 95E
       Prerefunded 1/01/05 @ 103
       6.35%, 1/01/22..............................       $ 620   $    679,278
AAA    Ohio Capital Corp MFHR
       (Sect 8 Assist)
       FHA/MBIA Ser 95E
       6.35%, 1/01/22..............................       1,345      1,409,816
BBB    Ohio Environmental Fac Rev
       (Ford Motor Co) Ser 00 AMT
       6.15%, 6/01/30..............................       4,500      4,535,550
Aa2    Ohio Hsg Fin Agy MFHR
       (Bridgeview Villa II) FHA AMT
       6.45%, 12/01/33(b)..........................       1,965      2,001,451
AAA    Ohio Hsg Fin Agy MFHR
       (Park Trails Apt) AMBAC Ser 01A AMT
       5.50%, 12/01/34.............................       1,670      1,712,886
Aaa    Ohio Hsg Fin Agy SFMR
       (Mortgage Rev) GNMA AMT
       Ser 00A-1
       6.35%, 9/01/31(b)...........................         455        482,022
       Ser 00D
       6.05%, 3/01/31(b)...........................       4,925      5,191,196
       Ser 02-A3
       5.50%, 9/01/34(b)...........................       3,820      3,970,928
       Ser 02
       5.375%, 9/01/33(b)..........................       4,810      4,898,119
       Ser 02A-2
       5.60%, 9/01/34(b)...........................       2,650      2,734,085
AAA    Ohio Hsg Fin Agy SFMR
       (Mortgage Rev) GNMA AMT
       Ser 94B-2
       6.70%, 3/01/25..............................         985      1,016,717
       Ser 95A-2
       6.625%, 3/01/26.............................       1,435      1,486,703
A+     Ohio Sewer & Solid Waste Disp Facs
       (Anheuser-Busch) Ser 01 AMT
       5.50%, 11/01/35.............................       3,000      3,068,550
AAA    Ohio State GO
       FGIC Ser 03A
       8.75%, 3/15/15(c)...........................       6,300      7,648,956
A+     Ohio Wtr Dev Auth
       (Anheuser-Busch) Ser 99 AMT
       6.00%, 8/01/38..............................       2,250      2,345,040
A      Ohio Wtr Dev Auth
       (North Star BHP Steel) Ser 95 AMT
       6.45%, 9/01/20..............................       3,425      3,572,755
BBB    Ohio Wtr Dev Auth PCR
       (Cleveland Electric) Ser 97A AMT
       6.10%, 8/01/20..............................       2,000      2,019,280


--------------------------------------------------------------------------------
46 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Ohio Wtr Dev Auth Rev
       AMBAC Ser 97
       5.25%, 12/01/17.............................       $ 500   $    544,890
A3     Steubenville Ohio Hosp Rev
       (Trinity Hlth) Ser 00
       6.50%, 10/01/30(b)..........................       5,000      5,319,850
Baa2   Toledo-Lucas Cnty Port Fac
       (CSX Transportation) Ser 92
       6.45%, 12/15/21(b)..........................       1,270      1,435,887
                                                                  ------------
                                                                   171,382,423
                                                                  ------------
       Florida-9.8%
NR     Collier Cnty Cmnty Fac Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18..............................       2,000      2,125,400
NR     Collier Cnty IDR
       (Southern States Utils) Ser 96 AMT
       6.50%, 10/01/25.............................       1,500      1,508,625
NR     Crossings at Fleming Island CDD
       (Eagle Harbor) Ser 00C
       7.10%, 5/01/30..............................       2,000      2,103,700
NR     Double Branch Cmnty Dev Dist
       (Oakleaf Village) Ser 02A
       6.70%, 5/01/34..............................       1,000      1,033,520
NR     Manatee Cnty Cmnty Dev Dist
       (Heritage Harbor South) Ser 02B
       5.40%, 11/01/08.............................       1,175      1,185,317
NR     Miromar Lakes Cmnty Dev Dist
       Ser 00A
       7.375%, 5/01/32.............................         980      1,018,416
NR     Northern Palm Beach Cnty
       (ABACOA) Ser 96A Prerefunded 8/01/06 @ 102
       7.30%, 8/01/27..............................      10,100     11,946,683
                                                                  ------------
                                                                    20,921,661
                                                                  ------------
       Guam-0.8%
AAA    Guam Arpt Auth
       MBIA Ser 03B
       5.25%, 10/01/18.............................       1,600      1,751,008
                                                                  ------------
       Illinois-0.5%
NR     Antioch Village Spl Svc Area
       (Deercrest Proj) Ser 03
       6.625%, 3/01/33.............................       1,000        972,220
                                                                  ------------
       Michigan-1.7%
AAA    Michigan Muni Bond Auth
       (Drinking Water) Ser 02
       5.25%, 10/01/12.............................       3,235      3,695,438
                                                                  ------------


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 47

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Puerto Rico-2.4%
AAA    Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund) Ser 00
       6.00%, 7/01/26..............................     $ 4,000   $  4,767,960
BBB    Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund) Ser 02
       5.625%, 5/15/43.............................         300        259,041
                                                                  ------------
                                                                     5,027,001
                                                                  ------------
       Rhode Island-0.4%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.125%, 6/01/32.............................         950        796,822
                                                                  ------------
       Washington-0.5%
BBB    Washington Tobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................       1,050        952,088
                                                                  ------------
       Total Long-Term Municipal Bonds
         (cost $197,118,932).......................                205,498,661
                                                                  ------------
       Short-Term Municipal Notes(g)-2.0%
       Arizona-0.5%
A-1+   Maricopa Cnty MFHR
       (San Remo Apts Proj) Ser 02 AMT
       1.25%, 9/15/35..............................       1,000      1,000,000
                                                                  ------------
       Michigan-0.7%
VMIG-1 Michigan Higher Ed Fac Auth
       (University of Detroit) Ser 03
       1.21%, 11/01/17(b)..........................       1,500      1,500,000
                                                                  ------------
       Ohio-0.5%
A-1+   Paulding Cnty
       (Lafarge Corp Proj) Ser 96 AMT
       1.15%, 8/01/26..............................       1,000      1,000,000
                                                                  ------------
       Texas-0.3%
VMIG-1 Gulf Coast Waste Disp Auth
       (Amoco Oil Proj) Ser 95 AMT
       1.25%, 7/01/27(b)...........................         200        200,000
A-1+   Lower Neches Valley Auth
       (ExxonMobil Proj) Ser 01A
       1.10%, 11/01/29.............................         600        600,000
                                                                  ------------
                                                                       800,000
                                                                  ------------
       Total Short-Term Municipal Notes
         (cost $4,300,000).........................                  4,300,000
                                                                  ------------


-------------------------------------------------------------------------------
48 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Total Investments-98.7%
         (cost $201,418,932)..............                      $   209,798,661
       Other assets less liabilities-1.3%.                            2,786,904
                                                                ---------------
       Net Assets-100%....................                      $   212,585,565
                                                                ===============

FINANCIAL FUTURES CONTRACT (see Note D)
                                                         Value at
            Number of              Expiration  Original  Sept. 30,   Unrealized
   Type     Contracts   Position     Month       Value     2003     Depreciation
---------   ----------  -------- -----------   --------- ---------  ------------
Interest Rate
  10 Yr Swap                       December
  Futures     25          Short      2003     $2,712,406  $2,806,250  $(93,844)


See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 49

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.2%
       Long-Term Municipal Bonds-97.2%
       Pennsylvania-86.6%
AAA    Allegheny Cnty Arpt Rev
       MBIA Ser 97 AMT
       5.75%, 1/01/10..............................     $ 2,540   $  2,824,810
Baa1   Allegheny Cnty Health Fac
       (South Hills Hlth) Ser 00B
       6.75%, 5/01/25(b)...........................       2,555      2,598,128
A      Allegheny Cnty Higher Ed
       (Thiel College) ACA Ser 99A
       5.375%, 11/15/19............................       1,000      1,042,090
       5.375%, 11/15/29............................       1,500      1,528,515
BBB-   Allegheny Cnty Hlth Rev
       (Residential Resources) Ser 01
       6.60%, 9/01/31(d)...........................       6,000      6,076,860
Aaa    Allegheny Cnty MFHR
       (Green Meadow Apts)
       GNMA Ser 98-A-1 AMT
       5.125%, 10/20/40(b).........................       8,440      8,463,294
BBB+   Allegheny Cnty PCR (USX Corp.)
       Ser 96
       6.10%, 1/15/18..............................       4,000      4,132,400
       Ser 98
       5.50%, 12/01/29.............................       8,680      8,619,760
BBB    Bradford Cnty IDR
       (Int'l Paper) Ser 95A AMT
       6.60%, 3/01/19..............................       2,500      2,604,175
AAA    Butler Cnty GO
       FGIC Ser 03
       5.25%, 7/15/26..............................       1,625      1,698,223
BBB-   Crawford Cnty Hlth Fac
       (Wesbury Methodist) Ser 99
       6.25%, 8/15/29..............................       3,100      3,068,349
BBB+   Cumberland Cnty Hlth Fac
       (Presbyterian Homes) Ser 96
       6.00%, 12/01/26.............................       2,250      2,261,340
BBB-   Delaware Cnty Higher Ed
       (Eastern College) Ser 99
       5.625%, 10/01/28............................       3,300      3,280,266
BBB    Indiana Cnty PCR
       (PSE&G Power) Ser 01 AMT
       5.85%, 6/01/27..............................       2,470      2,485,339
Aaa    Lehigh Northampton Airport
       MBIA Ser 00 AMT
       6.00%, 5/15/30(b)...........................       4,400      4,829,176


--------------------------------------------------------------------------------
50 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
Aaa    Lycoming Cnty Higher Ed
       (College of Technology) AMBAC Ser 02
       5.25%, 5/01/32(b)...........................     $ 4,250   $  4,398,113
AA     Montgomery Cnty Higher Ed
       (Beaver College) RADIAN Ser 99
       5.70%, 4/01/27..............................       6,000      6,278,700
A      Montgomery Cnty Hospital Rev
       (Abington Memorial Hosp) Ser 02A
       5.125%, 6/01/32.............................       3,000      2,931,480
BB-    New Morgan Solid Waste Disp Rev
       (Browning-Ferris) Ser 94 AMT
       6.50%, 4/01/19..............................       1,000        965,970
A      Pennsylvania Eco Dev Auth
       (30th St Station Garage Proj)
       ACA Ser 02 AMT
       5.875%, 6/01/33.............................       3,485      3,546,859
BBB-   Pennsylvania Eco Dev Auth
       (Amtrak) Ser 01A AMT
       6.375%, 11/01/41............................       5,000      5,030,800
A+     Pennsylvania Higher Ed
       (UPMC Health Sys) Ser 01A
       6.00%, 1/15/31..............................       2,405      2,514,812
AA+    Pennsylvania Hsg Fin Agy SFMR
       (Mortgage Rev) Ser 00-69A AMT
       6.25%, 4/01/31..............................       4,670      4,916,343
       Pennsylvania Hsg Fin Agy SFMR
       (Mortgage Rev) Ser 02-74B AMT
       5.25%, 4/01/32..............................       3,250      3,298,913
       Pennsylvania Hsg Fin Agy SFMR
       (Mortgage Rev) Ser 92-35D AMT
       10.98%, 4/01/25(c)..........................       9,200      9,575,911
       Ser 99-67A AMT
       5.90%, 10/01/30.............................      14,980     15,560,923
AAA    Philadelphia Airport Sys
       AMBAC Ser 95A AMT
       6.10%, 6/15/25..............................      10,000     10,741,399
AAA    Philadelphia GO
       Ser 01
       5.00%, 9/15/31..............................       3,100      3,119,065
AAA    Philadelphia Lease Rev
       (Stadiums Proj) FSA Ser 01B
       5.25%, 10/01/30(f)..........................       8,000      8,207,520
AAA    Pittsburgh Urban Redev Auth SFMR
       (Mortgage Rev) FHA AMT
       Ser 00A
       6.40%, 10/01/31.............................       3,390      3,791,715
       Ser 97A
       6.25%, 10/01/28.............................         850        888,429

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 51

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AA     Potter Cnty Hosp Rev
       (Charles Cole Memorial) RADIAN Ser 96
       6.05%, 8/01/24..............................     $ 4,340   $  4,715,150
AAA    South Central Hosp Rev
       (Wellspan Health) MBIA Ser 01
       5.25%, 5/15/31..............................       4,700      4,850,917
AAA    Philadelphia School Dist
       FSA Ser 03
       5.25%, 6/01/26..............................       5,000      5,223,100
NR     Harrisburg Arpt Auth
       (Susquehanna Arpt Proj) Ser 99 AMT
       5.50%, 1/01/24..............................       3,490      2,699,550
BBB    Warren Cnty Hosp Auth Rev
       (Warren General) Ser 94B
       7.00%, 4/01/19..............................       2,200      2,255,330
AAA    Washington Cnty
       (Capital Funding) AMBAC Ser 99
       6.15%, 12/01/29.............................       7,000      8,258,740
                                                                  ------------
                                                                   169,282,464
                                                                  ------------
       Florida-6.9%
NR     Collier Cnty Cmnty Fac Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18..............................       1,635      1,737,515
NR     Collier Cnty IDR
       (Southern States Utils) Ser 96 AMT
       6.50%, 10/01/25.............................       6,500      6,537,375
NR     Crossings at Fleming Island CDD
       (Eagle Harbor) Ser 00C
       7.10%, 5/01/30..............................       2,000      2,103,700
NR       Double Branch Cmnty Dev Dist
       (Oakleaf Village) Ser 02A
       6.70%, 5/01/34..............................       1,050      1,085,196
NR     Miromar Lakes Cmnty Dev Dist
       Ser 00A
       7.375%, 5/01/32.............................       1,000      1,039,200
NR     Northern Palm Beach Cnty Impt Dist
       No.27B Ser 02
       6.40%, 8/01/32..............................         990        999,851
                                                                  ------------
                                                                    13,502,837
                                                                  ------------
       Guam-1.0%
AAA    Guam Intl Arpt Auth
       MBIA Ser 03B
       5.25%, 10/01/19.............................       1,235      1,344,162
       5.25%, 10/01/23.............................         500        525,805
                                                                  ------------
                                                                     1,869,967
                                                                  ------------


--------------------------------------------------------------------------------
52 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       Illinois-1.0%
NR     Antioch Village Spl Svc Area
       (Deercrest Proj) Ser 03
       6.625%, 3/01/33.............................     $ 1,000   $    972,220
NR     Yorkville SVC Area Tax
       (Raintree Village Project) Ser 03
       6.875%, 3/01/33.............................       1,000      1,011,740
                                                                  ------------
                                                                     1,983,960
                                                                  ------------
       Rhode Island-0.4%
BBB    Rhode Island Tobacco Settlement Rev
       Ser 02A
       6.125%, 6/01/32.............................         950        796,822
                                                                  ------------
       Puerto Rico-0.8%
BBB    Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund) Ser 02
       5.625%, 5/15/43.............................       1,800      1,554,246
                                                                  ------------
       Washington-0.5%
BBB    Washington Tobacco Settlement Rev
       Ser 02
       6.50%, 6/01/26..............................       1,050        952,088
                                                                  ------------
       Total Investments-97.2%
         (cost $178,662,627)................                       189,942,384
       Other assets less liabilities-2.8%...                         5,436,998
                                                                  ------------
       Net Assets-100%......................                      $195,379,382
                                                                  ============


See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 53

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003


Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.3%
       Long-Term Municipal Bonds-97.7%
       Virginia-87.2%
NR     Albemarle Cnty Ed Fac
       (The Convent School) Ser 01A
       7.50%, 7/15/23...............................    $ 1,685   $  1,815,689
       7.75%, 7/15/32..............................       8,260      9,000,426
AA-    Alexandria MFHR
       (Buckingham Village Apts) Ser 96A AMT
       6.15%, 1/01/29..............................       4,000      4,116,600
AAA    Arlington Cnty GO
       8.67%, 1/15/14..............................       4,700      5,769,438
A2     Arlington Cnty Hosp Rev
       (Arlington Health Sys) Ser 01
       5.25%, 7/01/31(b)...........................       8,000      8,090,560
AAA    Arlington Cnty IDR Sewer Rev
       (Ogden Martin) FSA Ser 98B AMT
       5.25%, 1/01/09..............................       2,295      2,587,222
AAA    Arlington Cnty MFHR
       (Arlington View Terrace) FNMA Ser 01 AMT
       5.15%, 11/01/31.............................       1,550      1,600,391
NR     Bell Creek Cmnty Dev Auth
       Ser 03A
       6.75%, 3/01/22..............................       1,000      1,008,090
NR     Broad Street Cmnty Dev Auth
       Parking Fac Ser 03
       7.50%, 6/01/33..............................       1,500      1,477,845
BBB+   Chesterfield Cnty
       (VA Elec & Pwr Co) Ser 02
       5.875%, 6/01/17.............................       3,800      4,072,674
NR     Dulles Town Cmnty Dev Auth
       (Dulles Town Ctr Proj) Ser 98
       6.25%, 3/01/26..............................       2,070      2,093,784
AAA    Fairfax Water Auth Rev Ser 02
       5.00%, 4/01/32..............................       3,680      3,733,397
BBB    Giles Cnty IDR
       (Hoechst Celanese Corp) Ser 96 AMT
       6.45%, 5/01/26..............................       2,500      2,557,325
A-     Greater Richmond Hotel Tax Rev
       (Convention Ctr Proj) Ser 00
       6.25%, 6/15/32..............................      11,000     12,123,209
AAA    Hampton Convention Ctr Rev
       AMBAC Ser 02
       5.00%, 1/15/35..............................       5,150      5,222,203
AAA    Harrisonburg MFHR
       (Battery Heights Assoc) GNMA Ser 96A
       6.25%, 4/20/36..............................       5,185      5,435,850


--------------------------------------------------------------------------------
54 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Harrisonburg MFHR
       (Greens of Salem Run) FSA Ser 97 AMT
       6.30%, 4/01/29..............................     $ 4,160   $  4,406,938
BB-    Henrico Cnty Solid Waste Rev
       (Browning-Ferris) Ser 97A AMT
       5.875%, 3/01/17.............................       1,000        914,450
A2     Henry Cnty Hosp Rev
       (Memorial Hosp Martinsville & Henry) Ser 97
       Prerefunded 1/01/07 @ 101
       6.00%, 1/01/27(b)...........................       1,250      1,427,763
BBB    Isle of Wight Cnty IDR
       (International Paper Co) Ser 00 AMT
       6.60%, 5/01/24..............................       1,700      1,817,725
BBB    Isle of Wight Cnty Solid Waste Rev
       (Union Camp Corp) Ser 94 AMT
       6.55%, 4/01/24..............................       4,000      4,111,720
A+     James City Cnty Solid Waste Rev
       (Anheuser Busch Proj) FSA Ser 97 AMT
       6.00%, 4/01/32..............................       4,200      4,350,108
AAA    Loudoun Cnty Hosp Rev
       (Loudoun Hosp Ctr) FSA Ser 95
       5.80%, 6/01/20..............................       2,500      2,696,300
AA-    Metropolitan Washington DC Arpt Rev
       Ser 97B AMT
       5.50%, 10/01/23.............................       9,410      9,762,875
AAA    Newport News Hlth Care Fac
       (Mennowood) GNMA Ser 96A
       6.25%, 8/01/36..............................       2,600      2,755,870
AAA    Newport News MFHR
       (Walker Village Proj) GNMA Ser 02A AMT
       5.55%, 9/20/34..............................       1,880      1,936,137
       5.65%, 3/20/44..............................       1,660      1,709,352
Baa3   Norfolk Arpt Auth Rev
       (Air Cargo) Ser 02 AMT
       6.25%, 1/01/30(b)...........................       1,000        996,040
AAA    Norfolk Arpt Auth Rev
       FGIC Ser 01B AMT
       5.30%, 7/01/25..............................      10,000     10,247,899
AAA    Portsmouth Util Rev
       FGIC Ser 01B
       5.00%, 6/01/26..............................       1,500      1,519,170
AAA    Prince William MFHR
       (Woodwind Gables) AMBAC Ser 01A AMT
       5.30%, 12/01/34.............................       2,860      2,939,880
NR     Staunton Ed Fac
       (Mary Baldwin College) Ser 96
       6.75%, 11/01/21.............................       3,645      3,808,223


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 55

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
AAA    Virginia Beach MFHR
       (Beth Sholom Terrace) GNMA Ser 02
       5.40%, 4/01/44..............................     $ 3,000   $  3,057,780
AA+    Virginia Biotechnology Auth
       (Consolidated Laboratories Proj) Ser 01
       5.00%, 9/01/21..............................       4,170      4,352,479
AA+    Virginia Hsg Dev Auth MFHR
       (Rental Hsg) Ser 99 AMT
       5.95%, 2/01/23..............................       5,525      5,812,411
       (Rental Hsg) Ser 02B AMT
       5.50%, 4/01/27..............................       5,000      5,151,500
AA+    Virginia Hsg Dev Auth SFMR
       (Mortgage Rev) Ser 01C-2 AMT
       5.50%, 7/01/27..............................       9,040      9,268,170
       (Mortgage Rev) Ser 01D AMT
       5.40%, 6/01/24..............................       3,155      3,248,451
AA+    Virginia Port Auth Rev
       (Newport News) Ser 02 AMT
       5.00%, 7/01/27..............................       1,000        994,420
       5.125%, 7/01/24.............................       4,000      4,067,480
AA     Virginia Sewer Rev
       (Hopwell Wastewtr Fac) Ser 95A AMT
       6.00%, 10/01/25(e)..........................       1,375      1,452,083
                                                                  ------------
                                                                   163,509,927
                                                                  ------------
       California-4.0%
NR     Orange Cnty Cmnty Fac Dist 91-2
       (Serrana) Ser 00
       6.25%, 10/01/30.............................       7,400      7,594,324
                                                                  ------------
       Florida-1.7%
NR     Fleming Island Plantation CDD
       Ser 00B
       7.375%, 5/01/31.............................       3,000      3,241,620
                                                                  ------------
       Guam-0.8%
AAA    Guam Arpt Auth Rev
       MBIA Ser 03B
       5.25%, 10/01/18.............................         620        678,515
       5.25%, 10/01/20.............................         225        243,358
       5.25%, 10/01/22.............................         470        500,461
                                                                  ------------
                                                                     1,422,334
                                                                  ------------
       Illinois-0.5%
NR     Yorkville Cmnty Fac Dist
       (Raintree Village Project) Ser 03
       6.875%, 3/01/33.............................       1,000      1,011,740
                                                                  ------------


--------------------------------------------------------------------------------
56 o AllianceBernstein Municipal Income Fund II

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)        Value
--------------------------------------------------------------------------------
       New Jersey-2.0%
B      New Jersey Eco Dev Auth
       (Continental Airlines) Ser 00 AMT
       7.20%, 11/15/30.............................     $ 4,100   $  3,763,636
                                                                  ------------
       Puerto Rico-1.5%
AAA    Puerto Rico Elec Pwr Auth
       XLCA Ser 02-1
       5.25%, 7/01/22..............................       1,100      1,183,303
BBB    Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund) Ser 02
       5.625%, 5/15/43.............................       1,800      1,554,246
                                                                  ------------
                                                                     2,737,549
                                                                  ------------
       Total Long-Term Municipal Bonds
        (cost $174,901,710)........................                183,281,130
                                                                  ------------
      Short-Term Municipal Notes(g)-0.6%
       California-0.3%
A-1+   Los Angeles Department of
       Water and Power
       (Electric Plant Revenue Bonds) Series 01B-3
       1.18%, 7/01/34..............................         500        500,000
                                                                  ------------
       New York-0.3%
A-1+   New York City Transitional Fin Auth
       (NYC Recovery) Ser 03-3B
       1.20%, 11/01/22.............................         700        700,000
                                                                  ------------
       Total Short-Term Municipal Notes
         (cost $1,200,000).........................                  1,200,000
                                                                  ------------
       Total Investments-98.3%
         (cost $176,101,710).......................                184,481,130
       Other assets less liabilities-1.7%..........                  3,118,115
                                                                  ------------
       Net Assets-100%.............................               $187,599,245
                                                                  ============


FINANCIAL FUTURES CONTRACT (see Note D)
                                                       Value at
            Number of         Expiration   Original    Sept. 30,  Unrealized
   Type     Contracts Position   Month       Value       2003    Depreciation
--------- ---------- ------------------ --------- -------------------------
Interest Rate
  10 Yr Swap                   December
  Futures     15       Short     2003     $1,627,444  $1,683,750  $(56,306)



See footnote summary on page 58.
See Glossary of Terms on page 58.
See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 57

(a) Unaudited.
(b) Moody's rating-unaudited.
(c) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Position segregated to collateralize margin requirements for open futures contracts, as follows: Arizona Portfolio, $135,711; Florida Portfolio, $40,725; Massachusetts Portfolio, $72,330; Michigan Portfolio, $40,735; New Jersey Portfolio, $211,314; Ohio Portfolio, $77,157; Virginia Portfolio, $47,523.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2003.
(f) Fitch's rating-unaudited.
(g) Variable rate coupon, rate shown as of September 30, 2003.

    Glossary of Terms:
    ACA          American Capital Access
    AMBAC        American Municipal Bond Assurance Corporation
    AMT          Alternative Minimum Tax
    BAN          Bond Anticipation Note
    CBT          Chicago Board of Trade
    CDD          Community Development District
    CONNIE LEE   Connie Lee Insurance Company
    CFD          Community Facility District
    COP          Certificate of Participation
    ETM          Escrow to Maturity
    FGIC         Financial Guaranty Insurance Company
    FHLMC        Federal Home Loan Mortgage Corporation
    FNMA         Federal National Mortgage Association
    FSA          Financial Security Assurance, Inc.
    GNMA         Government National Mortgage Association
    GO           General Obligation
    IDA          Industrial Development Authority
    IDR          Industrial Development Revenue
    MBIA         Municipal Bond Investors Assurance
    MFHR         Multi-Family Housing Revenue
    NR           Rating not applied for
    PCR          Pollution Control Revenue
    RADIAN       Radian Group, Inc.
    SFMR         Single Family Mortgage Revenue
    XLCA         XL Capital Assurance, Inc.


--------------------------------------------------------------------------------
58 o AllianceBernstein Municipal Income Fund II

STATEMENT OF ASSETS & LIABILITIES
September 30, 2003

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                              Arizona          Florida
                                         ---------------   ---------------
Assets
Investments in securities, at value
  (cost: $206,475,668 and $243,650,111,
  respectively)......................... $   211,630,800   $   254,171,968
Cash ...................................              -0-          179,058
Interest receivable.....................       3,524,387         5,318,708
Receivable for investment securities
  sold..................................       1,750,555         1,859,400
Receivable for shares of beneficial
  interest sold.........................         663,893         2,192,199
                                         ---------------   ---------------
Total assets............................     217,569,635       263,721,333
                                         ---------------   ---------------
Liabilities
Due to custodian........................         260,619                -0-
Payable for shares of beneficial
  interest redeemed.....................         739,613           669,110
Dividends payable.......................         242,010           318,516
Distribution fee payable................         118,836           149,538
Advisory fee payable....................          27,642            18,561
Variation margin on futures contracts...          16,969            21,375
Administrative fee payable..............           7,000            24,521
Payable for investment securities
  purchased.............................              -0-        1,013,020
Unrealized depreciation on interest rate
  swap contract.........................              -0-           66,320
Accrued expenses and other liabilities..          68,450            95,062
                                         ---------------   ---------------
Total liabilities.......................       1,481,139         2,376,023
                                         ---------------   ---------------
Net Assets.............................. $   216,088,496   $   261,345,310
                                         ---------------   ---------------
Composition of Net Assets
Shares of beneficial interest, at par... $       200,995   $       256,753
Additional paid-in capital..............     214,265,899       262,089,648
Distributions in excess of net investment
  income................................        (242,010)         (318,516)
Accumulated net realized loss on
investment transactions.................      (3,246,998)      (11,078,073)
Net unrealized appreciation of
  investments...........................       5,110,610        10,395,498
                                         ---------------   ---------------
                                         $   216,088,496   $   261,345,310
                                         ---------------   ---------------
Class A Shares
Net assets.............................. $   101,040,059   $   109,543,022
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       9,390,088        10,767,145
                                         ---------------   ---------------
Class B Shares
Net assets.............................. $    89,938,166   $   104,873,754
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       8,372,094        10,299,289
                                         ---------------   ---------------
Class C Shares
Net assets.............................. $    25,110,271   $    46,928,534
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       2,337,294         4,608,903
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share.............................          $10.76            $10.17
Sales charge--4.25% of public
  offering price........................             .48               .45
                                                 -------            ------
Maximum offering price..................          $11.24            $10.62
                                                 -------            ------
Class B Shares
Net asset value and offering price
  per share.............................          $10.74            $10.18
                                                 -------            ------
Class C Shares
Net asset value and offering price
  per share.............................          $10.74            $10.18
                                                 -------            ------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 59

                                           Massachusetts      Michigan
                                         ---------------   ---------------
Assets
Investments in securities, at value
  (cost: $162,482,007 and $158,628,340,
  respectively)......................... $   170,103,221   $   162,981,287
Cash ...................................         317,979           920,063
Interest receivable.....................       2,574,254         2,803,449
Receivable for shares of beneficial
  interest sold.........................         363,515           341,748
                                         ---------------   ---------------
Total assets............................     173,358,969       167,046,547
                                         ---------------   ---------------
Liabilities
Payable for investment securities
  purchased.............................       5,679,010                -0-
Payable for shares of beneficial
interest redeemed.......................         267,373           587,807
Dividends payable.......................         186,941           176,127
Distribution fee payable................         109,738           106,250
Unrealized depreciation on interest rate
  swap contracts........................         100,383                -0-
Administrative fee payable..............          24,995                -0-
Variation margin on futures contracts...          24,313                -0-
Advisory fee payable....................           9,860            21,565
Accrued expenses and other liabilities..          93,606           103,119
                                         ---------------   ---------------
Total liabilities.......................       6,496,219           994,868
                                         ---------------   ---------------
Net Assets.............................. $   166,862,750   $   166,051,679
                                         ---------------   ---------------
Composition of Net Assets
Shares of beneficial interest, at par... $       154,853   $       155,491
Additional paid-in capital..............     171,409,154       162,153,768
Distributions in excess of net investment
  income................................        (186,491)         (176,127)
Accumulated net realized loss on
investment transactions.................     (11,970,114)         (434,400)
Net unrealized appreciation of
  investments...........................       7,455,348         4,352,947
                                         ---------------   ---------------
                                         $   166,862,750   $   166,051,679
                                         ---------------   ---------------
Class A Shares
Net assets.............................. $    46,341,602   $    53,021,751
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       4,294,731         4,959,687
                                         ---------------   ---------------
Class B Shares
Net assets.............................. $    73,978,666   $    58,034,008
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding..........................        6,869,127         5,436,839
                                         ---------------   ---------------
Class C Shares
Net assets.............................. $    46,542,482   $    54,995,920
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       4,321,483         5,152,560
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share.............................          $10.79            $10.69
Sales charge--4.25% of public
  offering price........................             .48               .47
                                                 -------          --------
Maximum offering price..................          $11.27            $11.16
                                                 -------          --------
Class B Shares
Net asset value and offering price
  per share.............................          $10.77           $10.67
                                                 -------          --------
Class C Shares
Net asset value and offering price
  per share.............................          $10.77           $10.67
                                                 -------          --------


See notes to financial statements.

--------------------------------------------------------------------------------
60 o AllianceBernstein Municipal Income Fund II

                                             Minnesota       New Jersey
                                         ---------------   ---------------
Assets
Investments in securities, at value
  (cost: $105,725,242 and $227,654,691,
  respectively)......................... $   109,699,118   $   236,842,938
Cash ...................................          98,346           268,702
Interest receivable.....................       1,588,585         4,209,061
Receivable for shares of beneficial
  interest sold.........................          38,961           751,524
Receivable for investment securities sold             -0-        1,740,000
Unrealized appreciation on interest rate
  swap contract.........................              -0-            1,013
                                         ---------------   ---------------
Total assets............................     111,425,010       243,813,238
                                         ---------------   ---------------
Liabilities
Dividends payable.......................         120,788           259,604
Payable for shares of beneficial
  interest redeemed.....................          29,407         1,152,035
Distribution fee payable................          51,782           147,415
Advisory fee payable....................          12,179            55,836
Administrative fee payable..............              -0-           23,418
Variation margin on futures contracts...              -0-           94,359
Payable for investment securities
  purchased.............................              -0-        4,433,969
Accrued expenses and other liabilities..          75,985            87,547
                                         ---------------   ---------------
Total liabilities.......................         290,141         6,254,183
                                         ---------------   ---------------
Net Assets.............................. $   111,134,869   $   237,559,055
Composition of Net Assets
Shares of beneficial interest, at par... $       109,461   $       242,382
Additional paid-in capital..............     109,194,067       244,163,967
Distributions in excess of net investment
  income..................................     (120,788)          (259,604)
Accumulated net realized loss on investment
  transactions............................   (2,021,747)       (15,495,774)
Net unrealized appreciation of
  investments............................     3,973,876          8,908,084
                                         ---------------   ---------------
                                         $   111,134,869   $   237,559,055
                                         ---------------   ---------------
Class A Shares
Net assets.............................. $    67,520,630   $    81,631,953
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding..........................        6,650,780         8,331,124
                                         ---------------   ---------------
Class B Shares
Net assets.............................. $    24,366,204   $   110,294,267
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       2,400,920        11,253,062
                                         ---------------   ---------------
Class C Shares
Net assets.............................. $    19,248,035   $    45,632,835
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       1,894,431         4,653,975
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share.............................          $10.15            $ 9.80
Sales charge--4.25% of public
  offering price........................             .45               .43
                                                 -------          --------
Maximum offering price..................          $10.60            $10.23
                                                 -------          --------
Class B Shares
Net asset value and offering price
  per share.............................          $10.15            $ 9.80
                                                 -------           -------
Class C Shares
Net asset value and offering price
  per share............................           $10.16            $ 9.81
                                                 -------           -------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 61

                                               Ohio         Pennsylvania
                                         ---------------   ---------------
Assets
Investments in securities, at value
  (cost: $201,418,932 and $178,662,627,
  respectively)......................... $   209,798,661   $   189,942,384
Cash ...................................          64,380           733,384
Interest receivable.....................       3,094,743         4,137,230
Receivable for shares of beneficial
  interest sold.........................         444,869           328,784
Receivable for investment securities
  sold.................                               -0-        1,210,000
Receivable from Adviser.................              -0-            9,656
                                         ---------------   ---------------
Total assets............................     213,402,653       196,361,438
                                         ---------------   ---------------
Liabilities
Payable for shares of beneficial
  interest redeemed.....................         295,883           523,517
Dividends payable.......................         228,306           223,903
Distribution fee payable................         130,370           112,188
Variation margin on futures contracts...          30,469                -0-
Advisory fee payable....................          29,661                -0-
Administrative fee payable..............          24,177            23,489
Accrued expenses and other liabilities..          78,222            98,959
                                         ---------------   ---------------
Total liabilities.......................         817,088           982,056
                                         ---------------   ---------------
Net Assets.............................. $   212,585,565   $   195,379,382
                                         ---------------   ---------------
Composition of Net Assets
Shares of beneficial interest, at par... $       211,622   $       187,139
Additional paid-in capital..............     213,524,632       192,003,550
Distributions in excess of net investment
  income................................        (228,306)         (161,574)
Accumulated net realized loss on
investment transactions.................      (9,208,268)       (7,929,490)
Net unrealized appreciation of
  investments...........................       8,285,885        11,279,757
                                         ---------------   ---------------
                                         $   212,585,565   $   195,379,382
                                         ---------------   ---------------
Class A Shares
Net assets.............................. $    75,101,765   $    84,053,233
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       7,473,490         8,050,828
                                         ---------------   ---------------
Class B Shares
Net assets.............................. $    83,421,749   $    68,408,920
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       8,306,980         6,552,381
                                         ---------------   ---------------
Class C Shares
Net assets.............................. $    54,062,051   $    42,917,229
                                         ---------------   ---------------
Shares of beneficial interest
  outstanding...........................       5,381,698         4,110,701
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share.............................          $10.05            $10.44
Sales charge--4.25% of public
  offering price........................             .45               .46
                                                 -------          --------
Maximum offering price..................          $10.50            $10.90
                                                 -------          --------
Class B Shares
Net asset value and offering price
  per share............................           $10.04           $ 10.44
                                                 -------           -------
Class C Shares
Net asset value and offering price
  per share............................           $10.05           $ 10.44
                                                 -------           -------


See notes to financial statements.

--------------------------------------------------------------------------------
62 o AllianceBernstein Municipal Income Fund II

Statement of Assets & Liabilities


                                                               Virginia
                                                           ---------------
Assets
Investments in securities, at value
  (cost: $176,101,710)..................................   $   184,481,130
Cash ...................................................           222,840
Interest receivable.....................................         3,369,722
Receivable for shares of beneficial interest sold.......           126,378
Due from Adviser........................................            14,021
                                                           ---------------
Total assets............................................       188,214,091
                                                           ---------------
Liabilities
Dividends payable.......................................           207,185
Payable for shares of beneficial interest redeemed......           184,888
Distribution fee payable................................           112,368
Variation margin on futures contracts...................            18,281

Accrued expenses........................................            92,124
                                                           ---------------
Total liabilities.......................................           614,846
                                                           ---------------
Net Assets..............................................   $   187,599,245
                                                           ---------------
Composition of Net Assets
Shares of beneficial interest, at par...................   $       174,714
Additional paid-in capital..............................       184,050,127
Distributions in excess of net investment income........           (10,486)
Accumulated net realized loss on investment
  transactions..........................................        (4,938,224)
Net unrealized appreciation of investments..............         8,323,114
                                                           ---------------
                                                             $ 187,599,245
                                                           ---------------
Class A Shares
Net assets..............................................   $    71,572,311
                                                           ---------------
Shares of beneficial interest outstanding...............         6,657,451
                                                           ---------------
Class B Shares
Net assets..............................................   $    82,541,366
                                                           ---------------
Shares of beneficial interest outstanding...............         7,692,163
                                                           ---------------
Class C Shares
Net assets..............................................   $    33,485,568
                                                           ---------------
Shares of beneficial interest outstanding...............         3,121,802
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share..........            $10.75
Sales charge--4.25% of public offering price............               .48
                                                                  --------
Maximum offering price..................................            $11.23
                                                                  --------
Class B Shares
Net asset value and offering price per share............            $10.73
                                                                  --------
Class C Shares
Net asset value and offering price per share............            $10.73
                                                                  --------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 63

STATEMENT OF OPERATIONS
Year Ended September 30, 2003

                                              Arizona          Florida
                                         ---------------   ---------------
Investment Income
Interest................................ $    12,503,869   $    14,980,848
                                         ---------------   ---------------
Expenses
Advisory fee............................       1,420,369         1,679,188
Distribution fee--Class A...............         325,622           326,533
Distribution fee--Class B...............         929,062         1,084,886
Distribution fee--Class C...............         258,124           513,373
Custodian...............................         120,982           134,679
Administrative..........................          94,500            94,500
Transfer agency.........................          80,879            98,750
Audit and legal.........................          73,486            81,521
Registration............................          26,620            22,099
Printing................................          19,338            29,187
Trustees' fees..........................           2,500             2,500
Miscellaneous...........................          20,861            26,541
                                         ---------------   ---------------
Total expenses..........................       3,372,343         4,093,757
Less: expense offset arrangement
  (see Note B)..........................             (55)              (55)
Less: expenses waived and reimbursed by
Adviser (see Note B)....................        (768,637)         (879,294)
                                         ---------------   ---------------
Net expenses............................       2,603,651         3,214,408
                                         ---------------   ---------------
Net investment income...................       9,900,218        11,766,440
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investments..........................        (255,096)        1,789,970
   Futures contracts....................        (193,423)               -0-
Net change in unrealized appreciation/
  depreciation on:
   Investments..........................      (5,848,940)       (5,299,912)
   Futures contracts....................         155,639                -0-
   Swap contracts.......................              -0-         (118,654)
                                         ---------------   ---------------
Net loss on investment transactions.....      (6,141,820)       (3,628,596)
                                         ---------------   ---------------
Net Increase in Net Assets from
 Operations............................. $     3,758,398   $     8,137,844
                                         ---------------   ---------------



See notes to financial statements.

--------------------------------------------------------------------------------
64 o AllianceBernstein Municipal Income Fund II

Statement of Operations


                                           Massachusetts      Michigan
                                         ---------------   ---------------
Investment Income
Interest................................ $     9,882,319   $     9,436,133
                                         ---------------   ---------------
Expenses
Advisory fee............................       1,116,133         1,092,766
Distribution fee--Class A...............         156,442           171,584
Distribution fee--Class B...............         778,513           565,264
Distribution fee--Class C...............         485,825           611,214
Custodian...............................         128,932           127,867
Administrative..........................          94,500            94,500
Transfer agency.........................          85,863            97,653
Audit and legal.........................          81,493            79,921
Registration............................          24,627            44,626
Printing................................          16,071            20,927
Trustees' fees..........................           2,500             2,500
Miscellaneous...........................          25,147            17,500
                                         ---------------   ---------------
Total expenses..........................       2,996,046         2,926,322
Less: expense offset arrangement
  (see Note B)..........................             (54)              (58)
Less: expenses waived and reimbursed by
  Adviser (see Note B)..................        (646,589)         (336,816)
                                         ---------------   ---------------
Net expenses............................       2,349,403         2,589,448
Net investment income...................       7,532,916         6,846,685
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss) on
Investment Transactions Net realized gain
(loss) on:
   Investments..........................        (549,141)           77,372
   Futures contracts....................         (59,669)          (97,957)
Net change in unrealized appreciation/
  depreciation of:
   Investments..........................      (4,084,507)       (3,317,069)
   Futures contracts....................          15,192            55,122
   Swap contracts.......................          17,055                -0-
                                         ---------------   ---------------
Net loss on investment transactions.....      (4,661,070)       (3,282,532)
                                         ---------------   ---------------
Net Increase in Net Assets
  from Operations....................... $     2,871,846   $     3,564,153
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 65

                                             Minnesota       New Jersey
                                         ---------------   ---------------
Investment Income
Interest................................ $     5,846,893   $    13,887,445
                                         ---------------   ---------------
Expenses
Advisory fee............................         686,867         1,607,478
Distribution fee--Class A...............         194,689           261,836
Distribution fee--Class B...............         244,774         1,199,067
Distribution fee--Class C...............         205,248           500,113
Custodian...............................         113,875           138,186
Administrative..........................          94,500            94,500
Audit and legal.........................          83,441            74,524
Transfer agency.........................          63,327           146,848
Registration............................           7,765             9,301
Printing................................           6,556            52,017
Trustees' fees..........................           2,500             2,500
Miscellaneous...........................          17,584            18,238
                                         ---------------   ---------------
Total expenses..........................       1,721,126         4,104,608
Less: expense offset arrangement
  (see Note B)..........................             (35)              (87)
Less: expenses waived and reimbursed by
  Adviser (see Note B)..................        (416,988)         (677,548)
                                         ---------------   ---------------
Net expenses............................       1,304,103         3,426,973
Net investment income...................       4,542,790        10,460,472
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
  on Investment Transactions
Net realized loss on:
   Investments transactions.............         (88,173)       (2,144,453)
   Futures contracts....................              -0-          (90,736)
Net change in unrealized appreciation/
  depreciation of:
   Investments..........................      (1,558,055)       (4,077,011)
   Futures contracts....................              -0-         (114,551)
   Swap contracts.......................              -0-            1,013
                                         ---------------   ---------------
Net loss on investment transactions.....      (1,646,228)       (6,425,738)
                                         ---------------   ---------------
Net Increase in Net Assets
  from Operations....................... $     2,896,562   $     4,034,734
                                         ---------------   ---------------


See notes to financial statements.

------------------------------------------------------------------------------
66 o AllianceBernstein Municipal Income Fund II

Statement of Operations


                                               Ohio         Pennsylvania
                                         ---------------   ---------------
Investment Income
Interest................................ $    11,280,425   $    12,201,123
                                         ---------------   ---------------
Expenses
Advisory fee............................       1,296,382         1,302,151
Distribution fee--Class A...............         217,890           270,693
Distribution fee--Class B...............         793,682           724,454
Distribution fee--Class C...............         554,230           456,679
Custodian...............................         128,360           132,086
Transfer agency.........................         106,025           128,577
Administrative..........................          94,500            94,500
Audit and legal.........................          77,232            74,231
Printing................................          29,158            36,686
Registration............................          21,576            16,655
Trustees' fees..........................           2,500             2,500
Miscellaneous...........................          17,598            19,677
                                         ---------------   ---------------
Total expenses..........................       3,339,133         3,258,889
Less: expense offset arrangement
  (see Note B)..........................             (64)              (69)
Less: expenses waived and reimbursed by
  Adviser (see Note B)..................        (632,451)         (452,746)
                                         ---------------   ---------------
Net expenses............................       2,706,618         2,806,074
                                         ---------------   ---------------
Net investment income...................       8,573,807         9,395,049
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on:
   Investment transactions..............      (1,028,411)         (771,000)
   Futures contracts....................        (181,404)               -0-
Net change in unrealized appreciation/
  depreciation of:
   Investments..........................       2,210,479        (2,447,411)
   Futures contracts....................          35,385                -0-
                                         ---------------   ---------------
Net gain (loss) on investment
  transactions..........................       1,036,049        (3,218,411)
                                         ---------------   ---------------
Net Increase in Net Assets
  from Operations....................... $     9,609,856   $     6,176,638
                                         ---------------   ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 67

                                                               Virginia
                                                           ---------------
Investment Income
Interest................................................   $    10,926,495
                                                           ---------------
Expenses
Advisory fee............................................         1,221,289
Distribution fee--Class A...............................           223,358
Distribution fee--Class B...............................           854,675
Distribution fee--Class C...............................           354,860
Custodian...............................................           120,236
Administrative..........................................            94,500
Transfer agency.........................................            89,579
Audit and legal.........................................            78,623
Printing................................................            17,781
Registration............................................            15,198
Trustees' fees..........................................             2,500
Miscellaneous...........................................            15,873
                                                           ---------------
Total expenses..........................................         3,088,472
Less: expense offset arrangement (see Note B)...........               (61)
Less: expenses waived and reimbursed by
  Adviser (see Note B)..................................          (834,812)
                                                           ---------------
Net expenses............................................         2,253,599
                                                           ---------------
Net investment income...................................         8,672,896
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investment transactions............         1,415,739
Net change in unrealized appreciation/depreciation of:
Investments.............................................        (2,115,056)
   Futures contracts....................................           (56,306)
                                                           ---------------
Net loss on investments.................................          (755,623)
                                                           ---------------
Net Increase in Net Assets from Operations..............   $     7,917,273
                                                           ---------------


See notes to financial statements.

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68 o AllianceBernstein Municipal Income Fund II

STATEMENT OF CHANGES IN NET ASSETS


                                                       Arizona
                                         --------------------------------
                                             Year Ended      Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets from Operations
Net investment income................... $     9,900,218   $     8,397,874
Net realized gain (loss) on investment
  transactions..........................        (448,519)          142,987
Net change in unrealized
appreciation/depreciation
  of investments........................      (5,693,301)        5,373,968
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       3,758,398        13,914,829
Dividends and Distributions
to Shareholders from
Net investment income
   Class A..............................      (5,121,405)       (4,762,885)
   Class B..............................      (3,716,622)       (2,891,256)
   Class C..............................      (1,032,018)         (743,733)
Distributions in excess of
net investment income
   Class A..............................              -0-         (327,090)
   Class B..............................              -0-         (279,220)
   Class C..............................              -0-          (74,991)
Transactions in Shares of
Beneficial Interest
Net increase (decrease).................     (15,652,231)       75,324,893
                                         ---------------   ---------------
Total increase (decrease)...............     (21,763,878)       80,160,547
Net Assets
Beginning of period.....................     237,852,374       157,691,827
                                         ---------------   ---------------
End of period........................... $   216,088,496   $   237,852,374
                                         ---------------   ---------------


See notes to financial statements.

--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 69

                                                       Florida
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets from Operations
Net investment income................... $    11,766,440   $    11,481,638
Net realized gain (loss) on investment
  transactions..........................       1,789,970          (671,738)
Net change in unrealized
appreciation/depreciation
  of investments........................      (5,418,566)        5,379,775
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       8,137,844        16,189,675
Dividends and Distributions
to Shareholders from
Net investment income
   Class A..............................      (5,600,400)       (5,311,816)
   Class B..............................      (4,815,342)       (4,277,799)
   Class C..............................      (2,278,005)       (1,917,737)
Distributions in excess of
net investment income
   Class A..............................              -0-          (25,651)
   Class B..............................              -0-          (19,570)
   Class C..............................              -0-           (8,884)
Transactions in Shares of
Beneficial Interest
Net increase............................       1,843,321        33,753,290
                                         ---------------   ---------------
Total increase (decrease)...............      (2,712,582)       38,381,508
Net Assets

Beginning of period.....................     264,057,892       225,676,384
                                         ---------------   ---------------
End of period........................... $   261,345,310   $   264,057,892
                                         ---------------   ---------------


See notes to financial statements.

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70 o AllianceBernstein Municipal Income Fund II

Statement of Changes in Net Assets


                                                    Massachusetts
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------

Increase (Decrease) in
Net Assets from Operatons
Net investment income................... $     7,532,916   $     8,305,222
Net realized loss on investment
  transactions..........................        (608,810)       (2,391,405)
Net change in unrealized
  appreciation/depreciation
  of investments........................      (4,052,260)        3,125,471
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       2,871,846         9,039,288
Dividends and Distributions
to Shareholders from
Net investment income
   Class A..............................      (2,532,333)       (3,168,299)
   Class B..............................      (3,220,270)       (3,059,167)
   Class C..............................      (2,012,495)       (2,077,756)
Distributions in excess of
net investment income
   Class A..............................              -0-         (162,851)
   Class B..............................              -0-         (218,382)
   Class C..............................              -0-         (148,151)
Transactions in Shares of
Beneficial Interest
Net increase (decrease).................     (26,812,689)       28,102,168
                                         ---------------   ---------------
Total increase (decrease)...............     (31,705,941)       28,306,850
Net Assets
Beginning of period.....................     198,568,691       170,261,841
End of period........................... $   166,862,750   $   198,568,691
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 71

                                                      Michigan
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets from Operations
Net investment income................... $     6,846,685   $     5,068,456
Net realized gain (loss) on investment
  transactions..........................         (20,585)          369,227
Net change in unrealized
  appreciation/depreciation
  of investments........................      (3,261,947)        4,324,570
Net increase in net assets
  from operations.......................       3,564,153         9,762,253
Dividends and Distributions
to Shareholders from
Net investment income
   Class A..............................      (2,671,344)       (1,951,146)
   Class B..............................      (2,244,081)       (1,606,360)
   Class C..............................      (2,431,035)       (1,510,950)
Distributions in excess of
net investment income
   Class A..............................              -0-         (165,455)
   Class B..............................              -0-         (170,814)
   Class C..............................              -0-         (165,339)
Transactions in Shares of
Beneficial Interest
Net increase............................       3,522,985        75,737,168
                                         ---------------   ---------------
Total increase (decrease)...............        (259,322)       79,929,357
Net Assets
Beginning of period.....................     166,311,001        86,381,644
                                         ---------------   ---------------
End of period........................... $   166,051,679   $   166,311,001
                                         ---------------   ---------------


See notes to financial statements.


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72 o AllianceBernstein Municipal Income Fund II

Statement of Changes in Net Assets


                                                      Minnesota
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assetsfrom Operations
Net investment income................... $     4,542,790   $     3,880,278
Net realized loss on investment
  transactions..........................         (88,173)          (91,748)
Net change in unrealized
  appreciation/depreciation
  of investments........................      (1,558,055)        2,856,372
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       2,896,562         6,644,902
Dividends and Distributions
  to Shareholders from:
Net investment income
   Class A..............................      (2,971,448)       (2,416,006)
   Class B..............................        (949,471)         (827,252)
   Class C..............................        (794,958)         (637,020)
Distributions in excess of
net investment income
   Class A..............................              -0-         (143,229)
   Class B..............................              -0-          (61,845)
   Class C..............................              -0-          (51,671)
Transactions in Shares of
Beneficial Interest
Net increase............................       2,363,542        48,843,637
                                         ---------------   ---------------
Total increase..........................         544,227        51,351,516
Net Assets
Beginning of period.....................     110,590,642        59,239,126
                                         ---------------   ---------------
End of period........................... $   111,134,869   $   110,590,642
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 73

                                                     New Jersey
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets from Operations
Net investment income................... $    10,460,472   $    11,396,129
Net realized loss on investment
  transactions..........................      (2,235,189)       (8,404,619)
Net change in unrealized
  appreciation/depreciation
  of investments........................      (4,190,549)        7,479,510
                                         ---------------   ---------------
Net increase in net assets from
  operations............................       4,034,734        10,471,020
Dividends and Distributions
to Shareholders from:
Net investment income
   Class A..............................      (4,099,778)       (4,431,078)
   Class B..............................      (4,761,093)       (4,771,106)
   Class C..............................      (1,987,161)       (2,193,945)
Distributions in excess of
   net investment income
   Class A..............................              -0-         (288,883)
   Class B..............................              -0-         (342,391)
   Class C..............................              -0-         (160,213)
Transactions in Shares of
Beneficial Interest
Net increase (decrease).................     (33,812,860)       49,499,390
                                         ---------------   ---------------
Total increase (decrease)...............     (40,626,158)       47,782,794
Net Assets
Beginning of period.....................     278,185,213       230,402,419
                                         ---------------   ---------------
End of period........................... $   237,559,055   $   278,185,213
                                         ---------------   ---------------


See notes to financial statements.

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74 o AllianceBernstein Municipal Income Fund II

Statement of Changes in Net Assets


                                                        Ohio
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets from Operations
Net investment income................... $     8,573,807   $     7,634,153
Net realized loss on investment
  transactions..........................      (1,209,815)       (1,108,224)
Net change in unrealized
appreciation/depreciation
  of investments........................       2,245,864         1,776,717
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       9,609,856         8,302,646
Dividends and Distributions
to Shareholders from:
Net investment income
   Class A..............................      (3,471,508)       (3,030,759)
   Class B..............................      (3,234,231)       (2,820,644)
   Class C..............................      (2,263,948)       (1,951,729)
Distributions in excess of
   net investment income
   Class A..............................              -0-         (139,437)
   Class B..............................              -0-         (162,736)
   Class C..............................              -0-         (115,485)
Transactions in Shares of
Beneficial Interest
Net increase............................      14,680,272        59,253,392
                                         ---------------   ---------------
Total increase..........................      15,320,441        59,335,248
Net Assets
Beginning of period.....................     197,265,124       137,929,876
                                         ---------------   ---------------
End of period........................... $   212,585,565   $   197,265,124
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 75

                                                    Pennsylvania
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets from Operations
Net investment income................... $     9,395,049   $     9,337,906
Net realized loss on investment
  transactions..........................        (771,000)         (361,775)
Net change in unrealized
appreciation/depreciation
  of investments........................      (2,447,411)        4,118,325
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       6,176,638        13,094,456
Dividends and Distributions
to Shareholders from:
Net investment income
   Class A..............................      (4,381,778)       (4,673,904)
   Class B..............................      (2,999,781)       (2,915,487)
   Class C..............................      (1,891,160)       (1,748,515)
Distributions in excess of
   net investment income
   Class A..............................              -0-         (145,114)
   Class B..............................              -0-          (71,809)
   Class C..............................              -0-          (60,764)
Transactions in Shares of
Beneficial Interest
Net increase (decrease).................     (21,636,211)       24,426,896
                                         ---------------   ---------------
Total increase (decrease) ..............     (24,732,292)       27,905,759
Net Assets
Beginning of period.....................     220,111,674       192,205,915
                                         ---------------   ---------------
End of period........................... $   195,379,382   $   220,111,674
                                         ---------------   ---------------


See notes to financial statements.

--------------------------------------------------------------------------------
76 o AllianceBernstein Municipal Income Fund II

Statement of Changes in Net Assets


                                                      Virginia
                                         --------------------------------
                                            Year Ended       Year Ended
                                           September 30,    September 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in
Net Assets From Operations
Net investment income................... $     8,672,896   $     7,700,184
Net realized gain (loss) on investment
  transactions..........................       1,415,739           (71,972)
Net change in unrealized
appreciation/depreciation
  of investments........................      (2,171,362)        4,597,900
                                         ---------------   ---------------
Net increase in net assets
  from operations.......................       7,917,273        12,226,112
Dividend and Distributions
to Shareholders from:
Net investment income
   Class A..............................      (3,538,492)       (3,220,562)
   Class B..............................      (3,470,151)       (3,259,750)
   Class C..............................      (1,440,661)       (1,219,872)
Distributions in excess of
   net investment income
   Class A..............................              -0-         (120,709)
   Class B..............................              -0-         (161,600)
   Class C..............................              -0-          (60,445)
Transactions In Shares of
Beneficial Interest
Net increase (decrease).................      (8,903,470)       45,896,155
                                         ---------------   ---------------
Total increase (decrease)...............      (9,435,501)       50,079,329
Net Assets
Beginning of period.....................     197,034,746       146,955,417
                                         ---------------   ---------------
End of period........................... $   187,599,245   $   197,034,746
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 77

NOTES TO FINANCIAL STATEMENTS
September 30, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Municipal Income Fund II (the "Fund"), formerly Alliance Municipal Income Fund II, which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing and Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sales price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


--------------------------------------------------------------------------------
78 o AllianceBernstein Municipal Income Fund II valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S.Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily avaliable are valued at fair value in accordance with the Pricing Policies.

2. Taxes
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7.



--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 79

The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.


5. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 2003, the Adviser agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $768,637; Florida Portfolio, $879,924; Massachusetts Portfolio, $646,589; Michigan Portfolio, $242,316; Minnesota Portfolio, $322,488; New Jersey Portfolio, $677,548; Ohio Portfolio, $632,451; Pennsylvania Portfolio, $452,746; and Virginia Portfolio, $740,312.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $94,500 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the year ended September 30, 2003. Additionally, the Adviser agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $94,500 for each of these Portfolios.


--------------------------------------------------------------------------------
80 o AllianceBernstein Municipal Income Fund II

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $43,937; Florida Portfolio, $48,404; Massachusetts Portfolio, $44,082; Michigan Portfolio, $57,394; Minnesota Portfolio, $36,039; New Jersey Portfolio, $77,325; Ohio Portfolio, $60,442; Pennsylvania Portfolio, $63,746; and Virginia Portfolio, $55,131.

For the year ended September 30, 2003, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $55; Florida Portfolio, by $55; Massachusetts Portfolio, by $54; Michigan Portfolio, by $58; Minnesota Portfolio, by $35; New Jersey Portfolio, by $87; Ohio Portfolio, by $64; Pennsylvania Portfolio, by $69; and Virginia Portfolio, by $61.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc. a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the year ended September 30, 2003 as follows:


                     Front End           Contingent Deferred Sales Charges
                 Sales Charges       -------------------------------------------
Portfolio              Class A       Class A        Class B        Class C
--------------------------------------------------------------------------------
Arizona                $34,347        $ 6,307       $140,576       $ 9,032
Florida                 19,169          1,159        120,416        10,476
Massachusetts            9,690          5,007        101,241        19,857
Michigan                18,053          2,103         84,115        53,781
Minnesota               12,282          2,624         18,304         8,466
New Jersey               8,627             38        189,000        18,353
Ohio                    22,751          7,904         96,027        14,717
Pennsylvania            14,961             -0-        64,989        10,463
Virginia                16,837         27,339         75,091        11,290

NOTE C
Distribution Services Agreement
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 81
daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                        Class B           Class C
--------------------------------------------------------------------------
Arizona.................................     $ 4,906,344       $   901,804
Florida.................................       5,099,288         2,356,643
Massachusetts...........................       4,020,352         2,288,386
Michigan................................       3,766,024         2,795,452
Minnesota...............................       2,889,260         1,766,639
New Jersey..............................       6,211,390         2,278,672
Ohio....................................       5,340,482         2,420,638
Pennsylvania............................       4,063,578         2,109,765
Virginia................................       4,561,808         1,521,583

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2003 were as follows:

Portfolio                                      Purchases             Sales
--------------------------------------------------------------------------------
Arizona................................. $    59,190,159   $    59,954,257
Florida.................................      77,988,297        82,645,207
Massachusetts...........................      47,708,242        60,916,911
Michigan................................      99,285,822        76,219,628
Minnesota...............................      42,228,984        33,820,700
New Jersey..............................     112,252,126       128,963,713
Ohio....................................      77,817,397        45,562,008
Pennsylvania............................      34,016,809        46,127,356
Virginia................................      47,572,980        47,812,272

There were no purchases or sales of U.S. government and government agency obligations during the period.

At September 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net


--------------------------------------------------------------------------------
82 o AllianceBernstein Municipal Income Fund II unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                             Gross Unrealized  Gross Unrealized  Net Unrealized
Portfolio           Tax Cost     Appreciation      Depreciation    Appreciation
--------------------------------------------------------------------------------
Arizona          $ 206,511,427  $   7,493,672   $   2,374,299    $   5,119,373
Florida            243,845,738     10,984,564         658,334       10,326,230
Massachusetts      162,603,596      7,969,160         469,535        7,499,625
Michigan           158,732,691      5,307,608       1,059,012        4,248,596
Minnesota          105,815,939      4,333,117         449,938        3,883,179
New Jersey         227,756,395     10,806,580       1,720,037        9,086,543
Ohio               201,463,485      8,635,532         300,356        8,335,176
Pennsylvania       178,768,035     11,594,624         420,275       11,174,349
Virginia           176,409,086      8,368,633         296,589        8,072,044

1. Interest Rate Swap Agreements
The Portfolios may enter into swap agreements to protect themselves from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net unrealized appreciation/depreciation of investments. Realized gains and/or losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

2. Financial Futures Contracts
The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 83

At the time the Portfolios enters into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E
Shares of Beneficial Interest
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:


                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Arizona Portfolio         2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          2,746,350      4,173,777  $  29,608,405 $  45,053,707
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        298,491        274,146      3,211,739     2,952,268
--------------------------------------------------------------------------------
Shares converted
  from Class B         132,593        104,357      1,417,147     1,121,586
--------------------------------------------------------------------------------
Shares redeemed     (4,786,010)    (1,727,824)   (51,317,970)  (18,571,293)
--------------------------------------------------------------------------------
Net increase
  (decrease)        (1,608,576)     2,824,456  $ (17,080,679) $ 30,556,268
================================================================================
Class B
Shares sold          1,825,142      4,368,787  $  19,676,394  $ 47,011,237
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        210,399        176,525      2,259,411     1,898,477
--------------------------------------------------------------------------------
Shares converted
  to Class A          (132,853)      (104,538)    (1,417,147)   (1,121,586)
--------------------------------------------------------------------------------
Shares redeemed     (1,924,335)    (1,243,246)   (20,568,914)  (13,344,144)
--------------------------------------------------------------------------------
Net increase
  (decrease)           (21,647)     3,197,528  $     (50,256) $ 34,443,984
================================================================================


--------------------------------------------------------------------------------
84 o AllianceBernstein Municipal Income Fund II

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Arizona Portfolio         2003           2002           2003          2002
--------------------------------------------------------------------------------
Class C
Shares sold            836,674      1,327,738  $   9,012,975 $  14,269,598
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         54,006         46,433        579,946       499,260
--------------------------------------------------------------------------------
Shares
  redeemed            (758,108)      (412,835)    (8,114,217)   (4,444,217)
--------------------------------------------------------------------------------
Net increase           132,572        961,336  $   1,478,704 $  10,324,641
--------------------------------------------------------------------------------


                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Florida Portfolio         2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          4,034,122      2,652,026  $  41,151,690 $  26,806,513
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        233,348        235,392      2,383,179     2,374,786
--------------------------------------------------------------------------------
Shares converted
  from Class B         302,389        205,914      3,095,797     2,081,018
--------------------------------------------------------------------------------
Shares redeemed     (4,379,706)    (2,131,414)   (44,671,410)  (21,524,513)
--------------------------------------------------------------------------------
Net increase           190,153        961,918  $   1,959,256 $   9,737,804
--------------------------------------------------------------------------------
Class B
Shares sold          2,545,708      3,199,641  $  26,093,216  $ 32,371,516
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        254,025        249,948      2,596,870     2,523,249
--------------------------------------------------------------------------------
Shares converted
  to Class A          (302,158)      (205,726)    (3,095,797)   (2,081,018)
--------------------------------------------------------------------------------
Shares redeemed     (2,400,503)    (1,655,677)   (24,442,787)  (16,724,843)
--------------------------------------------------------------------------------
Net increase            97,072      1,588,186  $   1,151,502 $  16,088,904
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 85

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Florida Portfolio         2003           2002           2003          2002
--------------------------------------------------------------------------------
Class C
Shares sold          1,345,723      1,454,551  $  13,777,500 $  14,758,577
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         88,573        103,617        905,586     1,046,223
--------------------------------------------------------------------------------
Shares redeemed     (1,570,180)      (782,004)   (15,950,521)   (7,878,218)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (135,884)       776,164  $  (1,267,435) $  7,926,582
--------------------------------------------------------------------------------


                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Massachusetts Portfolio   2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold            855,579      2,609,843  $   9,272,826 $  28,470,805
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        148,032        194,992      1,602,234     2,122,823
--------------------------------------------------------------------------------
Shares converted
  from Class B          97,084         85,862      1,051,270       930,233
--------------------------------------------------------------------------------
Shares redeemed     (2,793,751)    (2,640,118)   (30,142,579)  (28,712,245)
--------------------------------------------------------------------------------
Net increase
  (decrease)        (1,693,056)       250,579  $ (18,216,249) $  2,811,616
--------------------------------------------------------------------------------
Class B
Shares sold          1,191,757      2,443,045  $  12,925,180 $  26,659,297
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        210,850        191,653      2,277,527     2,081,841
--------------------------------------------------------------------------------
Shares converted
  from Class A         (97,271)       (86,027)    (1,051,270)     (930,233)
--------------------------------------------------------------------------------
Shares redeemed     (1,617,182)    (1,006,499)   (17,446,910)  (10,917,720)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (311,846)     1,542,172  $  (3,295,473) $ 16,893,185
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
86 o AllianceBernstein Municipal Income Fund II

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Massachusetts Portfolio   2003           2002           2003          2002
--------------------------------------------------------------------------------
Class C
Shares sold          1,024,636      1,686,148  $  11,110,909 $  18,387,436
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        148,687        152,229      1,605,791     1,653,737
--------------------------------------------------------------------------------
Shares redeemed     (1,670,074)    (1,072,034)   (18,017,667)  (11,643,806)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (496,751)       766,343  $  (5,300,967) $  8,397,367
--------------------------------------------------------------------------------


                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Michigan Portfolio        2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          1,147,023      2,739,964  $  12,368,107 $  29,099,502
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        168,372        129,838      1,809,903     1,380,062
--------------------------------------------------------------------------------
Shares converted
  from Class B          60,647        105,002        644,723     1,119,272
--------------------------------------------------------------------------------
Shares redeemed     (1,495,739)      (981,386)   (15,976,562)  (10,396,396)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (119,697)     1,993,418  $  (1,153,829) $ 21,202,440
--------------------------------------------------------------------------------
Class B
Shares sold          1,663,803      2,529,185  $  17,909,005 $  26,855,012
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        131,456         97,198      1,410,212     1,031,422
--------------------------------------------------------------------------------
Shares converted
  to Class A           (60,735)      (105,158)      (644,723)   (1,119,272)
--------------------------------------------------------------------------------
Shares redeemed     (1,173,654)      (418,134)   (12,543,906)   (4,460,644)
--------------------------------------------------------------------------------
Net increase           560,870      2,103,091  $   6,130,588  $ 22,306,518
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 87

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Michigan Portfolio        2003           2002           2003          2002
--------------------------------------------------------------------------------
Class C
Shares sold          2,234,410      3,523,260  $  24,039,280 $  37,420,810
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        144,166         94,178      1,546,830     1,000,121
--------------------------------------------------------------------------------
Shares redeemed     (2,535,584)      (582,076)   (27,039,884)   (6,192,721)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (157,008)     3,035,362  $  (1,453,774) $ 32,228,210
--------------------------------------------------------------------------------


                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Minnesota Portfolio       2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          1,330,521      3,560,195  $  13,518,588 $  35,829,917
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        157,223        142,075      1,590,948     1,425,346
--------------------------------------------------------------------------------
Shares converted
  from Class B          49,823         83,209        508,664       833,703
--------------------------------------------------------------------------------
Shares redeemed     (1,273,615)      (422,571)   (12,855,591)   (4,240,290)
--------------------------------------------------------------------------------
Net increase           263,952      3,362,908  $   2,762,609 $  33,848,676
--------------------------------------------------------------------------------
Class B
Shares sold            566,576        845,534  $   5,730,979 $   8,484,053
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         56,623         55,957        572,820       561,384
--------------------------------------------------------------------------------
Shares converted
  to Class A           (49,838)       (83,244)      (508,664)     (833,703)
--------------------------------------------------------------------------------
Shares redeemed       (533,994)      (172,668)    (5,388,214)   (1,725,060)
--------------------------------------------------------------------------------
Net increase            39,367        645,579  $     406,921 $   6,486,674
--------------------------------------------------------------------------------
Class C
Shares sold            569,078        980,050  $   5,766,701 $   9,869,775
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         45,815         42,325        464,065       425,249
--------------------------------------------------------------------------------
Shares redeemed       (697,215)      (177,719)    (7,036,754)   (1,786,737)
--------------------------------------------------------------------------------
Net increase
  (decrease)           (82,322)       844,656  $    (805,988)  $ 8,508,287
--------------------------------------------------------------------------------

88 o AllianceBernstein Municipal Income Fund II

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
New Jersey Portfolio      2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold            861,030      3,508,960  $   8,492,836 $  35,106,070
Shares issued in
  reinvestment of
  dividends and
  distributions        248,238        272,611      2,434,833     2,717,335
--------------------------------------------------------------------------------
Shares converted
  from Class B         296,269        444,339      2,903,295     4,432,002
--------------------------------------------------------------------------------
Shares redeemed     (2,528,374)    (2,735,107)   (24,709,104)  (27,270,598)
--------------------------------------------------------------------------------
Net increase
  (decrease)        (1,122,837)     1,490,803  $ (10,878,140) $ 14,984,809
--------------------------------------------------------------------------------
Class B
Shares sold          1,452,453      4,378,919  $  14,277,534 $  43,802,272
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        311,096        308,134      3,051,686     3,073,153
--------------------------------------------------------------------------------
Shares converted
  to Class A          (296,131)      (444,221)    (2,903,295)   (4,432,002)
--------------------------------------------------------------------------------
Shares redeemed     (2,871,379)    (1,861,226)   (28,118,045)  (18,560,039)
--------------------------------------------------------------------------------
Net increase
  (decrease)        (1,403,961)     2,381,606  $ (13,692,120) $ 23,883,384
--------------------------------------------------------------------------------
Class C
Shares sold            829,205      2,305,087  $   8,173,814 $  23,118,515
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        110,335        123,359      1,082,404     1,230,577
--------------------------------------------------------------------------------
Shares redeemed     (1,892,807)    (1,371,933)   (18,498,818)  (13,717,895)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (953,267)     1,056,513  $  (9,242,600) $ 10,631,197
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 89

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Ohio Portfolio            2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          2,603,274      2,952,680  $  25,899,491 $  29,566,362
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        199,426        190,264      1,988,084     1,901,751
--------------------------------------------------------------------------------
Shares converted
  from Class B         172,198        373,100      1,713,910     3,730,773
--------------------------------------------------------------------------------
Shares redeemed     (2,508,279)    (1,187,718)   (25,071,704)  (11,847,441)
--------------------------------------------------------------------------------
Net increase           466,619      2,328,326  $   4,529,781 $  23,351,445
--------------------------------------------------------------------------------
Class B
Shares sold          2,465,948      2,927,342  $  24,633,328 $  29,287,184
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        206,715        226,780      2,059,278     2,268,521
--------------------------------------------------------------------------------
Shares converted
  to Class A          (172,295)      (343,244)    (1,713,910)   (3,730,773)
--------------------------------------------------------------------------------
Shares redeemed     (1,496,841)      (957,637)   (14,892,000)   (9,278,562)
--------------------------------------------------------------------------------
Net increase         1,003,527      1,853,241  $  10,086,696 $  18,546,370
--------------------------------------------------------------------------------
Class C
Shares sold          1,239,667      2,169,473  $  12,353,373 $  21,706,800
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        121,614        129,186      1,211,607     1,291,209
--------------------------------------------------------------------------------
Shares redeemed     (1,357,263)      (565,040)   (13,501,185)   (5,642,432)
--------------------------------------------------------------------------------
Net increase             4,018      1,733,619  $      63,795 $  17,355,577
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
90 o AllianceBernstein Municipal Income Fund II

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Pennsylvania Portfolio    2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          1,094,863      3,029,335  $  11,376,438 $  31,371,547
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        235,272        283,223      2,446,438     2,931,665
--------------------------------------------------------------------------------
Shares converted
  from Class B         231,532        215,757      2,409,452     2,241,696
--------------------------------------------------------------------------------
Shares redeemed     (2,911,085)    (3,425,223)   (30,201,600)  (35,437,413)
--------------------------------------------------------------------------------
Net increase
  (decrease)        (1,349,418)       103,092  $ (13,969,272) $  1,107,495
--------------------------------------------------------------------------------
Class B
Shares sold            999,144      2,671,470  $  10,404,804 $  27,686,964
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        178,092        192,166      1,851,843     1,989,234
--------------------------------------------------------------------------------
Shares converted
  to Class A          (231,602)      (211,918)    (2,409,452)   (2,241,696)
--------------------------------------------------------------------------------
Shares redeemed     (1,427,501)    (1,578,177)   (14,814,384)  (16,297,572)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (481,867)     1,073,541  $  (4,967,189) $ 11,136,930
--------------------------------------------------------------------------------
Class C
Shares sold          1,637,095      2,451,346  $  17,074,975 $  25,396,726
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         89,478        112,483        930,510     1,164,377
--------------------------------------------------------------------------------
Shares redeemed     (1,993,349)    (1,387,898)   (20,705,235)  (14,378,632)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (266,776)     1,175,931  $  (2,699,750) $ 12,182,471
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 91

                 ============================= =================================
                             Shares                         Amount
                 ============================= =================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                 September 30,  September 30,  September 30, September 30,
Virginia Portfolio        2003           2002           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold          1,352,646      2,586,534  $  14,420,413 $  27,190,766
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        171,440        162,033      1,827,604     1,704,901
--------------------------------------------------------------------------------
Shares converted
  from Class B         101,969        172,791      1,084,332     1,816,207
--------------------------------------------------------------------------------
Shares redeemed     (2,099,352)      (846,040)   (22,290,612)   (8,895,908)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (473,297)     2,075,318  $  (4,958,263)$  21,815,966
--------------------------------------------------------------------------------
Class B
Shares sold          1,015,640      2,336,684  $  10,803,064 $  24,572,562
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        212,663        203,652      2,263,825     2,138,114
--------------------------------------------------------------------------------
Shares converted
  to Class A          (102,150)      (173,066)    (1,084,332)   (1,816,207)
--------------------------------------------------------------------------------
Shares redeemed     (1,419,317)      (986,734)   (15,089,094)  (10,360,239)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (293,164)     1,380,536  $  (3,106,537) $ 14,534,230
--------------------------------------------------------------------------------
Class C
Shares sold            883,023      1,422,683  $   9,389,967 $  14,931,090
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         81,150         68,813        863,754       722,328
--------------------------------------------------------------------------------
Shares redeemed     (1,043,431)      (582,202)   (11,092,067)   (6,107,459)
--------------------------------------------------------------------------------
Net increase
  (decrease)           (79,258)       909,294  $    (838,346) $  9,545,959
--------------------------------------------------------------------------------


NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2003.

--------------------------------------------------------------------------------

92 o AllianceBernstein Municipal Income Fund II

NOTE G
Distributions To Shareholders
The tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002 were as follows:

Arizona Portfolio                             2003              2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    9,824,490   $     8,437,580
   Ordinary income....................           45,555           544,194
                                         --------------   ---------------
Total distributions paid..............   $    9,870,045   $     8,891,774(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $    (3,255,761)(b)
Unrealized appreciation/(depreciation).................         5,119,373(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     1,863,612
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,832,511 of which $2,361,378 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $423,250.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income, resulted in a net decrease in distributions in excess of net investment income and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 93

Florida Portfolio                             2003              2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $   12,070,402   $    11,517,304
   Ordinary income....................          623,345                -0-
                                         --------------   ---------------
Total distributions paid..............   $   12,693,747   $    11,517,304(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (10,942,485)(b)
Unrealized appreciation/(depreciation).................        10,259,910(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $      (682,575)
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,942,485 of which $4,853 expires in the year 2007, $7,457,727 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, the Portfolio utilized capital loss carryforwards of $1,245,058 and $2,686,148 of capital loss carryforward expired.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to net investment loss, distributions in excess of net investment income and expiration of capital loss carryforwards, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
94 o AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio                       2003              2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    7,469,629   $     8,395,533
   Ordinary income....................          295,469           402,082
                                         --------------   ---------------
Total distributions paid..............   $    7,765,098   $     8,797,615(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (11,914,008)(b)
Unrealized appreciation/(depreciation).................         7,399,242(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    (4,514,766)
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $11,026,645 of which $7,248,317 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $873,506. For the year ended September 30, 2003, the Fund deferred losses on straddles of $13,857.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to net investment loss and distributions in excess of net investment income, resulted in a net decrease in distributions in excess of net investment income and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 95

Michigan Portfolio                             2003             2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    6,797,816   $     5,083,500
   Ordinary income....................          548,644           401,029
                                         --------------   ---------------
Total distributions paid..............   $    7,346,460   $     5,484,529(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $      (330,049)(b)
Unrealized appreciation/(depreciation).................         4,248,596(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     3,918,547
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $184,017, all of which expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Portfolio utilized capital loss carryforwards of $149,164. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $146,032.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income, resulted in a net decrease in distributions in excess of net investment income and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
96 o AllianceBernstein Municipal Income Fund II

Minnesota Portfolio                            2003             2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    4,505,786   $     3,906,351
   Ordinary income....................          210,091           170,915
                                         --------------   ---------------
Total distributions paid..............   $    4,715,877   $     4,077,266(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $    (1,931,050)(b)
Unrealized appreciation/(depreciation).................         3,883,179(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     1,952,129
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,931,050 of which $492,981 expires in the year 2004, $1,051,696 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010 and $179,795 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $650,584 of capital loss carryforward expired.
(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and expiration of capital loss carryforwards, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 97

New Jersey Portfolio                          2003             2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $   10,317,045   $    11,347,913
   Ordinary income....................          530,987           808,169
                                         --------------   ---------------
Total distributions paid..............   $   10,848,032   $    12,156,082(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (15,675,246)(b)
Unrealized appreciation/(depreciation).................         9,087,556(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    (6,587,690)
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $15,060,118 of which $349,704 expires in the year 2004, $3,327,295 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010 and $5,617,272 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $3,051,602 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $598,372. For the year ended September 30, 2003, the Portfolio deferred losses on straddles of $16,756.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and expiration of capital loss carryforwards, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
98 o AllianceBernstein Municipal Income Fund II

Ohio Portfolio                                 2003             2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    8,483,968   $     7,932,576
   Ordinary income....................          485,719           207,602
                                         --------------   ---------------
Total distributions paid..............   $    8,969,687   $     8,140,178(a)
                                         ==============   ===============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $    (9,257,559)(b)
Unrealized appreciation/(depreciation).................         8,335,176(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $      (922,383)
                                                          ===============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $8,082,743 of which $332,000 expires in the year 2004, $2,491,530 expires in the year 2008, $1,639,021 expires in the year 2009 and $3,620,192 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $666,075 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $1,174,816.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and expiration of capital loss carryforwards, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                 AllianceBernstein Municipal Income Fund II o 99

Pennsylvania Portfolio                         2003             2002
                                         --------------   ---------------

Distributions paid from:
   Tax-exempt income..................   $    9,195,254   $     9,281,173
   Ordinary income....................           77,465           304,732
                                         --------------   ---------------
Total distributions paid..............   $    9,272,719   $     9,585,905(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income........................   $        62,329
Accumulated capital and other losses...................        (7,824,082)(b)
Unrealized appreciation/(depreciation).................        11,174,349(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     3,412,596
                                                          ===============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,283,902 of which $6,563,370 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $540,180.
(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.



--------------------------------------------------------------------------------
100 o AllianceBernstein Municipal Income Fund II

Virginia Portfolio                             2003             2002
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    8,410,172   $     7,722,633
   Ordinary income....................           39,132           281,521
                                         --------------   ---------------
Total distributions paid..............   $    8,449,304   $     8,004,154(a)
                                         --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income........................   $       196,699
Accumulated capital and other losses...................        (4,687,154)(b)
Unrealized appreciation/(depreciation).................         8,072,044(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     3,581,589
                                                          ---------------

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $4,687,154 of which $2,693,378 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Portfolio utilized capital loss carryforwards of $1,284,755.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

NOTE H
Concentration of Credit Risk
The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE I
Legal Proceedings
Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, is currently under investigation by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance Capital provide information to them. Alliance Capital has been cooperating with all of these authorities and has been conducting its own internal investigation into these matters. In addition, Alliance Capital's Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 101
member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Between October 3 and November 13, 2003, twenty-one additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

Through November 14, 2003, Alliance Capital's internal investigation has revealed that Alliance Capital maintained relationships with certain investors who were permitted to engage in market timing trades in certain AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees ("Market Timing Relationships"). Alliance Capital believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigation by Alliance Capital.

As a result of Alliance Capital's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
102 o AllianceBernstein Municipal Income Fund II

Any resolution of Alliance Capital's involvement in market timing and the related SEC and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance Capital's mutual fund business. Alliance Capital is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance Capital had on the shareholders of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 103

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       Arizona Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... ........   $ 11.02       $10.80      $10.47      $10.40     $ 11.03
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .......       .51          .51         .54         .55         .51
Net realized and unrealized
  gain (loss) on investment
  transactions............ ........      (.26)         .26         .34         .07        (.55)
                                   -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.............. ........       .25          .77         .88         .62        (.04)
                                   -----------------------------------------------------------
Less: Dividends and
Distributions
Dividends from net
  investment income....... ........      (.51)        (.51)       (.54)       (.55 )      (.51)
Distributions in excess of
  net investment income... ........        -0-        (.04)       (.01)         -0-       (.04)
Distributions from net realized
  gains................... ........        -0-          -0-         -0-         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... ........      (.51)        (.55)       (.55)       (.55 )      (.59)
                                   -----------------------------------------------------------
Net asset value, end of period ....  $  10.76     $  11.02    $  10.80     $ 10.47     $ 10.40
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... ........      2.35%        7.33%       8.56%       6.17 %      (.45)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ........  $101,040     $121,245     $88,261     $47,258     $38,472
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ........       .78%        .78%        .78%         .78%      .78%
  Expenses, before waivers/
    reimbursements........ ........      1.11%       1.12%        1.22%       1.29%       1.39%
  Net investment income,
    net of waivers/
    reimbursements........ ........      4.72%        4.73%       5.08%       5.33%       4.74%
Portfolio turnover rate. ..........        28%          11%        119%        199%        217%


See footnote summary on page 130.


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104 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Arizona Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 11.00       $10.78      $10.46      $10.39     $ 11.03
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .43          .43         .47         .48         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.26)         .27         .33         .07        (.55)
                                   -----------------------------------------------------------
Net increase (decrease) in
net asset value from
  operations.............. .......        .17          .70         .80         .55        (.12)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.43)        (.43)       (.47)       (.48)       (.43)
Distributions in excess of
  net investment income... .......         -0-        (.05)       (.01)         -0-       (.05)
Distributions from net realized
  gains................... .......         -0-          -0-         -0-         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.43)        (.48)       (.48)       (.48)       (.52)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.74      $ 11.00     $ 10.78     $ 10.46     $ 10.39
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.62%        6.65%       7.76%       5.45%      (1.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $89,938      $92,349     $56,024     $34,232     $31,242
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.48%        1.48%       1.48%       1.48%       1.48%
  Expenses, before waivers/
    reimbursements........ .......       1.82%        1.82%       1.93%       1.99%       2.16%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.03%        4.02%       4.41%       4.63%       4.05%
Portfolio turnover rate. .........         28%          11%        119%        199%        217%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 105

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Arizona Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 11.00       $10.78      $10.46      $10.39     $ 11.03
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .43          .43         .47         .48         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.26)         .27         .33         .07        (.55)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .17          .70         .80         .55        (.12)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.43)        (.43)       (.47)       (.48)       (.43)
Distributions in excess of
  net investment income... .......         -0-        (.05)       (.01)         -0-       (.05)
Distributions from net realized
  gains................... .......         -0-          -0-         -0-         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.43)        (.48)       (.48)       (.48)       (.52)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.74      $ 11.00     $ 10.78     $ 10.46     $ 10.39
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.62%        6.65%       7.76%       5.45%      (1.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $25,110      $24,258     $13,407      $8,941      $9,368
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.48%        1.48%       1.48%       1.48%       1.48%
  Expenses, before waivers/
    reimbursements........ .......       1.82%        1.82%       1.93%       1.99%       2.17%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.03%        4.00%       4.43%       4.64%       4.05%
Portfolio turnover rate. .........         28%          11%        119%        199%        217%


See footnote summary on page 130.


--------------------------------------------------------------------------------
106 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      Florida Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.34       $10.16      $ 9.76      $ 9.81     $ 10.48
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .49          .52         .53         .53         .51
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.13)         .19         .40        (.05)       (.65)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .36          .71         .93         .48        (.14)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.53)        (.52)       (.53)       (.53)       (.51)
Distributions in excess of
  net investment income... .......         -0-        (.01)         -0-         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.53)        (.53)       (.53)       (.53)       (.53)
                                   -----------------------------------------------------------
Net asset value, end of period ...   $  10.17     $  10.34    $  10.16      $ 9.76      $ 9.81
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       3.54%        7.21%       9.71%       5.10%      (1.38)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......   $109,543     $109,373     $97,714     $75,422     $79,752
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       .78%         .78%        .78%         .73%        .73%
  Expenses, before waivers/
    reimbursements........ .......       1.11%        1.09%       1.13%       1.14%       1.18%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.80%        5.18%       5.33%       5.52%       4.94%
Portfolio turnover rate. .........         30%          20%         70%        281%        244%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 107

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Florida Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.35       $10.17      $ 9.77      $ 9.81     $ 10.48
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .42          .45         .46         .46         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.14)         .18         .39        (.05)       (.64)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .28          .63         .85         .41        (.21)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.45)        (.45)       (.45)       (.45)       (.43)
Distributions in excess of
  net investment income... .......         -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.45)        (.45)       (.45)       (.45)       (.46)
                                   -----------------------------------------------------------
Net asset value, end of period ...   $  10.18     $  10.35    $  10.17      $ 9.77     $  9.81
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.82%        6.45%       8.92%       4.43%      (2.06)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......   $104,874     $105,583     $87,603     $65,391     $67,532
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.48%        1.48%       1.48%       1.43%       1.43%
  Expenses, before waivers/
    reimbursements........ .......       1.81%        1.79%       1.84%       1.85%       1.91%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.09%        4.47%       4.62%       4.82%       4.25%
Portfolio turnover rate. .........         30%          20%         70%        281%        244%


See footnote summary on page 130.


--------------------------------------------------------------------------------
108 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Florida Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.35       $10.17      $ 9.77      $ 9.81     $ 10.48
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .42          .45         .46         .46         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.14)         .18         .39        (.05)       (.64)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .28          .63         .85         .41        (.21)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.45)        (.45)       (.45)       (.45)       (.43)
Distributions in excess of
  net investment income... .......         -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.45)        (.45)       (.45)       (.45)       (.46)
                                   -----------------------------------------------------------
Net asset value, end of period ...   $  10.18     $  10.35    $  10.17      $ 9.77     $  9.81
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.82%        6.45%       8.93%       4.43%      (2.06)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $46,929      $49,102     $40,360     $38,464     $42,169
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.48%        1.48%       1.48%       1.43%       1.43%
  Expenses, before waivers/
    reimbursements........ .......       1.81%        1.79%       1.83%       1.85%       1.91%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.09%        4.47%       4.64%       4.83%       4.24%
Portfolio turnover rate. .........         30%          20%         70%        281%        244%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 109

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   Massachusetts Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 11.06       $11.05      $10.59      $10.66     $ 11.39
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .......       .51          .54         .56         .58         .53
Net realized and unrealized
  gain (loss) on investment
  transactions............ ........      (.26)         .04         .47        (.09 )      (.66)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... ........       .25          .58        1.03         .49        (.13)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... ........      (.52)        (.54)       (.56)       (.56)       (.53)
Distributions in excess of
  net investment income... ........        -0-        (.03)       (.01)         -0-       (.04)
Distributions from net
  realized gains.......... ........        -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... ........      (.52)        (.57)       (.57)       (.56)       (.60)
                                   -----------------------------------------------------------
Net asset value, end of period ....  $  10.79     $  11.06    $  11.05     $ 10.59     $ 10.66
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... ........      2.39%        5.46%       9.92%       4.86%      (1.24)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ........   $46,342      $66,197     $63,384     $45,418     $44,758
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ........      .82%         .82%         .82%      .77 %        .72%
  Expenses, before waivers/
    reimbursements........ ........      1.17%        1.12%       1.19%       1.63%       1.24%
  Net investment income,
    net of waivers/
    reimbursements........ ........      4.71%        4.97%       5.20%       5.53%       4.74%
Portfolio turnover rate. ..........        28%          27%        108%        389%        303%


See footnote summary on page 130.


--------------------------------------------------------------------------------
110 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Massachusetts Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... ........   $ 11.03       $11.03      $10.57     $10.65      $ 11.38
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .......       .44          .47         .49         .50         .45
Net realized and unrealized
  gain (loss) on investment
  transactions............ ........      (.25)         .03         .47        (.09)       (.65)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... ........       .19          .50         .96         .41        (.20)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... ........      (.45)        (.47)       (.49)       (.49)       (.45)
Distributions in excess of
  net investment income... ........        -0-        (.03)       (.01)         -0-       (.05)
Distributions from net
  realized gains.......... ........        -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... ........      (.45)        (.50)       (.50)       (.49)       (.53)
                                   -----------------------------------------------------------
Net asset value, end of period ....  $  10.77     $  11.03    $  11.03     $ 10.57     $ 10.65
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... ........      1.76%        4.69%       9.22%       4.06%      (1.87)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ........   $73,979      $79,216     $62,190     $39,964     $42,628
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ........      1.52%        1.52%       1.52%       1.47%       1.42%
  Expenses, before waivers/
    reimbursements........ ........      1.89%        1.83%       1.90%       1.94%       1.97%
  Net investment income,
    net of waivers/
    reimbursements........ ........      4.02%        4.28%       4.53%       4.83%       4.06%
Portfolio turnover rate. ..........        28%          27%        108%        389%        303%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 111

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Massachusetts Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 11.03       $11.03      $10.57      $10.65     $ 11.38
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .44          .47         .49         .50         .45
Net realized and unrealized
  gain(loss) on investment
  transactions............ .......       (.25)         .03         .47        (.09)       (.65)
                                   -----------------------------------------------------------
Net increase (decrease)
 in net asset value
  from operations......... .......        .19          .50         .96         .41        (.20)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.45)        (.47)       (.49)       (.49)       (.45)
Distributions in excess of
  net investment income... .......         -0-        (.03)       (.01)         -0-       (.05)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.45)        (.50)       (.50)       (.49)       (.53)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.77     $  11.03    $  11.03     $ 10.57     $ 10.65
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.76%        4.69%       9.22%       4.06%      (1.87)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $46,542      $53,156     $44,688     $31,207     $29,365
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.52%        1.52%       1.52%       1.47%       1.42%
  Expenses, before waivers/
    reimbursements........ .......       1.88%        1.82%       1.90%       1.93%       1.96%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.02%        4.28%       4.53%       4.83%       4.05%
Portfolio turnover rate. .........         28%          27%        108%        389%        303%


See footnote summary on page 130.


--------------------------------------------------------------------------------
112 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      Michigan Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.91       $10.63      $10.16      $10.06     $ 10.62
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .47          .49         .52         .53         .46
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.17)         .32         .48         .09        (.45)
                                   -----------------------------------------------------------
Net increase in net asset
  value from operations... .......        .30          .81        1.00         .62         .01
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.52)        (.49)       (.52)       (.52)       (.46)
Distributions in excess of
  net investment income... .......         -0-        (.04)       (.01)         -0-       (.04)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.07)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.52)        (.53)       (.53)       (.52)       (.57)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.69      $ 10.91     $ 10.63     $ 10.16     $ 10.06
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.66%        7.87%      10.11%       6.39%       .03%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $53,022      $55,396     $32,804     $14,609     $11,760
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.01%        1.01%       1.01%        .99%        .96%
  Expenses, before waivers/
    reimbursements........ .......       1.20%        1.21%       1.44%       1.63%       1.62%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.38%        4.57%       5.01%       5.30%       4.48%
Portfolio turnover rate. .........         46%          18%        115%        287%        213%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 113

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Michigan Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.89       $10.62      $10.15      $10.05     $ 10.61
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .40          .41         .45         .45         .39
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.18)         .32         .48         .10        (.45)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .22          .73         .93         .55        (.06)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.44)        (.41)       (.45)       (.45)       (.39)
Distributions in excess of
  net investment income... .......         -0-        (.05)       (.01)         -0-       (.04)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.07)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.44)        (.46)       (.46)       (.45)       (.50)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.67      $ 10.89     $ 10.62     $ 10.15     $ 10.05
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.95%        7.06%       9.39%       5.55%       (.64)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $58,034      $53,097     $29,436     $14,943     $13,844
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.71%        1.71%       1.71%       1.69%       1.66%
  Expenses, before waivers/
    reimbursements........ .......       1.92%        1.92%       2.16%       2.34%       2.44%
  Net investment income,
    net of waivers/
   reimbursements........ ........       3.69%        3.88%       4.34%       4.59%       3.79%
Portfolio turnover rate. .........         46%          18%        115%        287%        213%


See footnote summary on page 130.


--------------------------------------------------------------------------------
114 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Michigan Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.89      $ 10.62     $ 10.14     $ 10.05     $ 10.61
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .40          .41         .45         .46         .40
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.18)         .32         .49         .08        (.46)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .22          .73         .94         .54        (.06)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.44)        (.41)       (.45)       (.45)       (.40)
Distributions in excess of
  net investment income... .......         -0-        (.05)       (.01)         -0-       (.03)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.07)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.44)        (.46)       (.46)       (.45)       (.50)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.67      $ 10.89     $ 10.62     $ 10.14     $ 10.05
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.95%        7.06%       9.50%       5.55%       (.64)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $54,996      $57,818     $24,142     $12,061     $10,747
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.71%        1.71%       1.71%       1.69%       1.66%
  Expenses, before waivers/
    reimbursements........ .......       1.90%        1.93%       2.16%       2.34%       2.43%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.69%        3.86%       4.35%       4.60%       3.78%
Portfolio turnover rate. .........         46%          18%        115%        287%        213%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 115

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Minnesota Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.31      $ 10.09      $ 9.72      $ 9.67     $ 10.22
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .45          .48         .52         .53         .49
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.15)         .25         .38         .03        (.53)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .30          .73         .90         .56        (.04)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.46)        (.48)       (.52)       (.51)       (.49)
Distributions in excess of
  net investment income... .......         -0-        (.03)       (.01)         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.46)        (.51)       (.53)       (.51)       (.51)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.15      $ 10.31     $ 10.09     $  9.72     $  9.67
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       3.05%        7.46%       9.44%       6.09%       (.48)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $67,521      $65,850     $30,501     $20,212     $10,601
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......        .90%         .90%       .90%         .81%       .75%
  Expenses, before waivers/
    reimbursements........ .......       1.19%        1.29%       1.49%       1.66%       1.63%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.42%        4.75%       5.23%       5.57%       4.90%
Portfolio turnover rate. .........         32%          29%         61%        307%        259%


See footnote summary on page 130.


--------------------------------------------------------------------------------
116 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Minnesota Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.31      $ 10.08     $  9.72     $  9.67     $ 10.22
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .38          .40         .45         .46         .42
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.15)         .27         .37         .03        (.53)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .23          .67         .82         .49        (.11)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.39)        (.40)       (.45)       (.44)       (.42)
Distributions in excess of
  net investment income... .......         -0-        (.04)       (.01)         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.39)        (.44)       (.46)       (.44)       (.44)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.15      $ 10.31     $ 10.08     $  9.72     $  9.67
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.34%        6.84%       8.61%       5.32%      (1.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $24,366      $24,340     $17,304     $12,064     $14,111
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.60%        1.60%       1.60%       1.51%       1.46%
  Expenses, before waivers/
    reimbursements........ .......       1.90%        1.99%       2.19%       2.37%       2.43%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.72%        4.04%       4.52%       4.81%       4.16%
Portfolio turnover rate. .........         32%          29%         61%        307%        259%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 117

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Minnesota Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.32      $ 10.10     $  9.72     $  9.67     $ 10.22
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .38          .40         .45         .46         .42
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.15)         .26         .39         .03        (.53)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .23          .66         .84         .49        (.11)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.39)        (.40)       (.45)       (.44)       (.42)
Distributions in excess of
  net investment income... .......         -0-        (.04)       (.01)         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.39)        (.44)       (.46)       (.44)       (.44)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.16      $ 10.32     $ 10.10     $  9.72     $  9.67
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.34%        6.72%       8.82%       5.32%      (1.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $19,248      $20,401     $11,434      $7,524      $9,081
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.60%        1.60%       1.60%       1.50%       1.45%
  Expenses, before waivers/
    reimbursements........ .......       1.89%        1.99%       2.19%       2.36%       2.44%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.70%        4.01%       4.51%       4.84%       4.17%
Portfolio turnover rate. .........         32%          29%         61%        307%        259%


See footnote summary on page 130.


--------------------------------------------------------------------------------
118 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                    New Jersey Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.03      $ 10.11     $  9.92     $  9.93     $ 10.46
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .45          .48         .52         .52          .49
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.22)        (.05)        .20        (.02)       (.51)
                                   -----------------------------------------------------------
Net increase (decrease) in
  net asset value
  from operations......... .......        .23          .43         .72         .50        (.02)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.46)        (.48)       (.52)       (.51)       (.49)
Distributions in excess of
  net investment income... .......         -0-        (.03)       (.01)         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.46)        (.51)       (.53)       (.51)       (.51)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $  9.80      $ 10.03     $ 10.11      $ 9.92     $  9.93
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.39%        4.42%       7.33%       5.31%       (.29)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $81,632      $94,865     $80,489     $49,667     $33,109
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......        .87%         .87%        .87%        .85%        .82%
  Expenses, before waivers/
    reimbursements........ .......       1.13%        1.11%       1.13%       1.23%       1.25%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.53%        4.80%       5.04%       5.36%       4.82%
Portfolio turnover rate. .........         45%          49%        111%        224%        131%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 119

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      New Jersey Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.04      $ 10.11     $  9.92     $  9.93     $ 10.46
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .38          .41         .44         .45         .42
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.23)        (.04)        .20        (.02)       (.51)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .15          .37         .64         .43        (.09)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.39)        (.41)       (.44)       (.44)       (.42)
Distributions in excess of
  net investment income... .......         -0-        (.03)       (.01)         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.39)        (.44)       (.45)       (.44)       (.44)
                                   -----------------------------------------------------------
Net asset value, end of period        $  9.80      $ 10.04     $ 10.11      $ 9.92     $  9.93
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.56%        3.79%       6.56%       4.53%       (.99)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......   $110,294     $127,025    $103,889     $62,149     $64,929
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.57%        1.57%       1.57%       1.55%       1.53%
  Expenses, before waivers/
    reimbursements........ .......       1.84%        1.82%       1.84%       1.94%       1.99%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.83%        4.10%       4.33%       4.63%       4.10%
Portfolio turnover rate. .........         45%          49%        111%        224%        131%


See footnote summary on page 130.


--------------------------------------------------------------------------------
120 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      New Jersey Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.04      $ 10.11     $  9.93     $  9.93     $ 10.46
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .38          .41         .44         .45         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.22)        (.04)        .19        (.01)       (.52)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .16          .37         .63         .44        (.09)
                                   -----------------------------------------------------------
Less: Dividends and
Distributions
  Dividends from net
  investment income....... .......       (.39)        (.41)       (.44)       (.44)       (.43)
Distributions in excess of
  net investment income... .......         -0-        (.03)       (.01)         -0-       (.01)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.39)        (.44)       (.45)       (.44)       (.44)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $  9.81      $ 10.04     $ 10.11      $ 9.93     $  9.93
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       1.66%        3.78%       6.45%       4.63%       (.99)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $45,633      $56,295     $46,025     $31,115     $32,578
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.57%        1.57%       1.57%       1.54%       1.52%
  Expenses, before waivers/
    reimbursements........ .......       1.83%        1.81%       1.83%       1.93%       1.98%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.83%        4.10%       4.34%       4.64%       4.12%
Portfolio turnover rate. .........         45%          49%        111%        224%        131%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 121

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Ohio Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.02      $ 10.01     $  9.77     $  9.86     $ 10.45
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .46          .50         .54         .54         .49
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......        .05          .04         .23        (.12)       (.55)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .51          .54         .77         .42        (.06)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.48)        (.51)       (.53)       (.51)       (.49)
Distributions in excess of
  net investment income... .......         -0-        (.02)         -0-         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.48)        (.53)       (.53)       (.51)       (.53)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.05      $ 10.02     $ 10.01     $  9.77     $  9.86
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       5.20%        5.57%       8.04%       4.54%       (.70)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $75,102      $70,223     $46,855     $32,490     $27,229
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......        .85%         .85%        .85%        .76%        .75%
  Expenses, before waivers/
    reimbursements........ .......       1.15%        1.15%       1.20%       1.29%       1.30%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.59%        4.99%       5.42%       5.57%       4.88%
Portfolio turnover rate. .........         23%          34%         32%        307%        208%


See footnote summary on page 130.


--------------------------------------------------------------------------------
122 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Ohio Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.02      $ 10.01     $  9.77     $  9.86     $ 10.45
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .39          .43         .47         .46         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......        .04          .05         .24        (.11)       (.57)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .43          .48         .71         .35        (.14)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.41)        (.44)       (.47)       (.44)       (.43)
Distributions in excess of
  net investment income... .......         -0-        (.03)         -0-         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.41)        (.47)       (.47)       (.44)       (.45)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.04      $ 10.02     $ 10.01      $ 9.77     $  9.86
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       4.37%        4.87%       7.33%       3.78%      (1.38)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $83,422      $73,159     $54,575     $40,812     $49,055
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.55%        1.55%       1.55%       1.47%       1.46%
  Expenses, before waivers/
    reimbursements........ .......       1.86%        1.85%       1.91%       2.00%       2.01%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.88%        4.29%       4.72%       4.84%       4.17%
Portfolio turnover rate. .........         23%          34%         32%        307%        208%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 123

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Ohio Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.02      $ 10.02     $  9.77     $  9.86     $ 10.45
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .39          .43         .47         .47         .43
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......        .05          .04         .25        (.12)       (.57)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .44          .47         .72         .35        (.14)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.41)        (.44)       (.47)       (.44)       (.43)
Distributions in excess of
  net investment income... .......         -0-        (.03)         -0-         -0-       (.02)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.41)        (.47)       (.47)       (.44)       (.45)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.05      $ 10.02     $ 10.02     $  9.77     $  9.86
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       4.47%        4.77%       7.43%       3.78%      (1.38)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $54,062      $53,883     $36,500     $22,909     $24,126
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.55%        1.55%       1.55%       1.46%       1.45%
  Expenses, before waivers/
    reimbursements........ .......       1.85%        1.85%       1.90%       1.99%       2.01%
  Net investment income,
    net of waivers/
    reimbursements........ .......       3.89%        4.29%       4.71%       4.85%       4.18%
Portfolio turnover rate. .........         23%          34%         32%        307%        208%


See footnote summary on page 130.


--------------------------------------------------------------------------------
124 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                    Pennsylvania Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.58      $ 10.42     $  9.88     $  9.89     $ 10.66
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .50          .51         .52         .52         .49
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.14)         .18         .55        (.01)       (.73)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .36          .69        1.07         .51        (.24)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.50)        (.51)       (.52)       (.52)       (.49)
Distributions in excess of
  net investment income... .......         -0-        (.02)       (.01)         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.50)        (.53)       (.53)       (.52)       (.53)
                                   -----------------------------------------------------------
Net asset value, end of period        $ 10.44      $ 10.58     $ 10.42     $  9.88     $  9.89
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       3.57%        6.88%      11.11%       5.35%      (2.43)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $84,053      $99,426     $96,834     $68,288     $62,479
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......        .95%         .95%        .95%        .95%        .95%
  Expenses, before waivers/
    reimbursements........ .......       1.16%        1.13%       1.16%       1.23%       1.24%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.91%        4.98%       5.15%       5.40%       4.68%
Portfolio turnover rate. .........         17%          38%        112%        356%        249%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 125

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Pennsylvania Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.58      $ 10.41     $  9.88     $  9.89     $ 10.66
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .44          .45         .45         .45         .41
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.15)         .18         .54        (.02)       (.73)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .29          .63         .99         .43        (.32)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.43)        (.45)       (.45)       (.44)       (.41)
Distributions in excess of
  net investment income... .......         -0-        (.01)       (.01)         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.43)        (.46)       (.46)       (.44)       (.45)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.44      $ 10.58     $ 10.41     $  9.88     $  9.89
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.84%        6.26%      10.25%       4.58%      (3.10)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $68,409      $74,390     $62,038     $44,713     $52,012
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.65%        1.65%       1.65%       1.66%       1.66%
  Expenses, before waivers/
    reimbursements........ .......       1.87%        1.84%       1.86%       1.94%       1.98%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.21%        4.35%       4.36%       4.69%       3.96%
Portfolio turnover rate. .........         17%          38%        112%        356%        249%


See footnote summary on page 130.


--------------------------------------------------------------------------------
126 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Pennsylvania Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.58      $ 10.41     $  9.88     $  9.89     $ 10.66
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .44          .45         .45         .46         .41
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.15)         .18         .54        (.03)       (.73)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .29          .63         .99         .43        (.32)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.43)        (.45)       (.45)       (.44)       (.41)
Distributions in excess of
  net investment income... .......         -0-        (.01)       (.01)         -0-       (.04)
                                   -----------------------------------------------------------
Total dividends and
 distributions........... ........       (.43)        (.46)       (.46)       (.44)       (.45)
                                   -----------------------------------------------------------
Net asset value,
  end of period........... .......    $ 10.44       $10.58      $10.41     $  9.88     $  9.89
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       2.84%        6.26%      10.25%       4.58%      (3.10)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $42,917      $46,296     $33,334     $23,306     $27,916
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.65%        1.65%       1.65%       1.65%       1.65%
  Expenses, before waivers/
    reimbursements........ .......       1.87%        1.83%       1.86%       1.93%       1.98%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.20%        4.30%       4.42%       4.71%       3.98%
Portfolio turnover rate. .........         17%          38%        112%        356%        249%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 127

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      Virginia Portfolio
                                   ===========================================================
                                                           Class A
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.77      $ 10.54     $ 10.35     $ 10.32     $ 11.02
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .52          .52         .54         .56         .49
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.03)         .25         .20         .02        (.60)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .49          .77         .74         .58        (.11)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.51)        (.52)       (.54)       (.55)       (.49)
Distributions in excess of
  net investment income... .......         -0-        (.02)       (.01)         -0-       (.07)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.51)        (.54)       (.55)       (.55)       (.59)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.75      $ 10.77     $ 10.54     $ 10.35     $ 10.32
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       4.66%        7.58%       7.32%       5.88%      (1.10)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $71,572      $76,797     $53,306     $37,784     $28,148
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......        .72%         .72%        .72%        .67%        .67%
  Expenses, before waivers/
    reimbursements........ .......       1.15%        1.15%       1.21%       1.26%       1.43%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.87%        4.95%       5.18%       5.52%       4.67%
Portfolio turnover rate. .........         25%          16%        134%        289%        311%


See footnote summary on page 130.


--------------------------------------------------------------------------------
128 o AllianceBernstein Municipal Income Fund II

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Virginia Portfolio
                                   ===========================================================
                                                           Class B
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.75      $ 10.53     $ 10.34     $ 10.31     $ 11.01
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .45          .45         .47         .49         .42
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.04)         .24         .20         .02        (.60)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .41          .69         .67         .51        (.18)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.43)        (.45)       (.47)       (.48)       (.42)
Distributions in excess of
  net investment income... .......         -0-        (.02)       (.01)         -0-       (.07)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
    distributions........... .....       (.43)        (.47)       (.48)       (.48)       (.52)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.73      $ 10.75     $ 10.53     $ 10.34     $ 10.31
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       3.94%        6.78%       6.62%       5.16%      (1.73)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $82,541      $85,842     $69,534     $49,216     $42,007
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.42%        1.42%       1.42%       1.37%       1.37%
  Expenses, before waivers/
    reimbursements........ .......       1.85%        1.86%       1.92%       1.97%       2.20%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.18%        4.27%       4.49%       4.83%       3.97%
Portfolio turnover rate. .........         25%          16%        134%        289%        311%


See footnote summary on page 130.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 129

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Virginia Portfolio
                                   ===========================================================
                                                           Class C
                                   ===========================================================
                                                   Year Ended September 30,
                                   -----------------------------------------------------------
                                         2003         2002        2001        2000        1999
                                   -----------------------------------------------------------
Net asset value,
  beginning of period..... .......    $ 10.75      $ 10.52     $ 10.33     $ 10.31     $ 11.01
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......        .45          .45         .47         .49         .42
Net realized and unrealized
  gain (loss) on investment
  transactions............ .......       (.04)         .25         .20         .01        (.60)
                                   -----------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... .......        .41          .70         .67         .50        (.18)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... .......       (.43)        (.45)       (.47)       (.48)       (.42)
Distributions in excess of
  net investment income... .......         -0-        (.02)       (.01)         -0-       (.07)
Distributions from net
  realized gains.......... .......         -0-          -0-         -0-         -0-       (.03)
                                   -----------------------------------------------------------
Total dividends and
  distributions........... .......       (.43)        (.47)       (.48)       (.48)       (.52)
                                   -----------------------------------------------------------
Net asset value, end of period ...    $ 10.73      $ 10.75     $ 10.52     $ 10.33     $ 10.31
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(c)... .......       3.94%        6.88%       6.62%      5 .06%      (1.73)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .......    $33,486      $34,396     $24,116     $16,848     $12,962
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .......       1.42%        1.42%       1.42%       1.37%       1.37%
  Expenses, before waivers/
    reimbursements........ .......       1.85%        1.86%       1.92%       1.96%       2.19%
  Net investment income,
    net of waivers/
    reimbursements........ .......       4.17%        4.26%       4.48%       4.83%       3.97%
Portfolio turnover rate. .........         25%          16%        134%        289%        311%


(a) Net of fees waived and expenses reimbursed by the Adviser.
(b) Based on average shares outstanding.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
130 o AllianceBernstein Municipal Income Fund II

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
Alliance Municipal Income Fund II
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (the "Fund") (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania, and Virginia Portfolios) as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
November 14, 2003



--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 131

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Kathleen A. Corbet, Senior Vice President
Guy Davidson, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-4618





(1) Member of the Audit Committee.
(2) Messrs. Dowden and Hults are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.

--------------------------------------------------------------------------------
132 o AllianceBernstein Municipal Income Fund II

MANAGEMENT OF THE FUND


Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                      PORTFOLIOS
                                                                        IN FUND         OTHER
   NAME, AGE OF                           PRINCIPAL                    COMPLEX      DIRECTORSHIPS
 TRUSTEE, ADDRESS                        OCCUPATION(S)                OVERSEEN BY      HELD BY
(YEARS OF SERVICE*)                  DURING PAST 5 YEARS                TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

William H. Foulk, Jr., #+, 71     Investment Adviser and                   113           None
2 Sound View Drive                Independent Consultant. Formerly
Suite 100                         Senior Manager of Barrett
Greenwich, CT 06830               Associates, Inc., a registered
(5)                               investment adviser, with which
Chairman of the Board             he had been associated since prior
                                  to 1998. Formerly Deputy Comptroller
                                  and Chief Investment Officer of the
                                  State of New York and, prior
                                  thereto, Chief Investment Officer
                                  of the New York Bank for Savings.

Ruth Block, 143+, 73              Formerly an Executive Vice                96           None
500 SE Mizner Blvd.               President and Chief Insurance
Boca Raton, FL 33432              Officer of The Equitable Life
(10)                              Assurance Society of the United
                                  States; Chairman and Chief Executive
                                  Officer of Evlico; Director of Avon,
                                   BP (oil and gas), Ecolab Incorporated
                                  (specialty chemicals), Tandem
                                  Financial Group and Donaldson, Lufkin
                                  & Jenrette Securities Corporation;
                                  former Governor at Large National
                                  Association of Securities Dealers, Inc.

David H. Dievler, #+, 74          Independent Consultant. Until            100           None
P.O. Box 167                      December 1994, Senior Vice
Spring Lake, NJ 07762             President of Alliance Capital
(10)                              Management Corporation
                                  ("ACMC") responsible for mutual
                                  fund administration. Prior
                                  to joining ACMC in 1984, Chief
                                  Financial Officer of Eberstadt
                                  Asset Management since 1968. Prior
                                  to that, Senior Manager at Price
                                  Waterhouse & Co. Member of the
                                  American Institute of Certified
                                  Public Accountants since 1953.


--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 133

                                                                      PORTFOLIOS
                                                                        IN FUND         OTHER
   NAME, AGE OF                           PRINCIPAL                    COMPLEX      DIRECTORSHIPS
 TRUSTEE, ADDRESS                        OCCUPATION(S)                OVERSEEN BY      HELD BY
(YEARS OF SERVICE*)                  DURING PAST 5 YEARS                TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #+, 61            Consultant. Formerly a President           98          None
P.O. Box 12                       of Save Venice, Inc. (preservation
Annandale, NY 12504               organization) from 2001-2002,
(5)                               Senior Advisor from June 1999-
                                  June 2000 and President of Historic
                                  Hudson Valley (historic preservation)
                                  from December 1989-May 1999.
                                  Previously, Director of the National
                                  Academy of Design and during 1988-1992,
                                  Director and Chairman of the Audit
                                  Committee of ACMC.

Clifford L. Michel, #+, 64        Senior Counsel of the law firm of         97        Placer Dome,
15 St. Bernard's Road             Cahill Gordon & Reindel since                          Inc.
Gladstone, NJ 07934               February 2001 and a partner of
(10)                              that firm for more than twenty-five
                                  years prior thereto. President and
                                  Chief Executive Officer of Wenonah
                                  Development Company (investments)
                                  and a Director of Placer Dome, Inc.
                                  (mining).

Donald J. Robinson, #+, 69        Senior Counsel to the law firm of         96           None
98 Hell's Peak Road               Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                  since prior to 1998. Formerly a
(7)                               senior partner and a member of the
                                  Executive Committee of that firm.
                                  He was also a member and Chairman
                                  of the Municipal Securities
                                  Rulemaking Board and a Trustee of the
                                  Museum of the City of New York.

INTERESTED DIRECTOR
Marc O. Mayer++, 46               Executive Vice President of ACMC          68           None
1345 Avenue of the                since 2001; prior thereto, Chief
Americas,                         Executive Officer of Sanford C.
New York, NY 10105                Bernstein & Co., LLC and its
(1 month)                         predecessor since prior to 1998.


* There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

++ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
134 o AllianceBernstein Municipal Income Fund II


Officer Information
Certain information concerning the Fund's Officers is listed below.

    NAME,                          POSITION(S)             PRINCIPAL OCCUPATION
ADDRESS* AND AGE                 HELD WITH FUND           DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------

Marc O. Mayer, (46)               President               See biography above.

Kathleen A. Corbet, (43)          Senior Vice President   Executive Vice President of
                                                          Alliance Capital Management
                                                          Corporation ("ACMC")**, with
                                                          which she has been associated
                                                          since prior to 1998.

Guy Davidson, (42)                Senior Vice President   Senior Vice President of ACMC,**
                                                          with which he has been associated
                                                          since prior to 1998.

David M. Dowden, (38)             Vice President          Senior Vice President of ACMC,**
                                                          with which he has been associated
                                                          since prior to 1998.

Terrance T. Hults, (37)           Vice President          Vice President of ACMC,** with
                                                          which he has been associated since
                                                          prior to 1998.

William E. Oliver, (54)           Vice President          Senior Vice President of ACMC.**
                                                          with which he has been associated
                                                          since prior to 1998.

Mark D. Gersten, (53)             Treasurer and Chief     Senior Vice President of Alliance
                                  Financial Officer       Global Investor Services Inc.
                                                          ("AGIS"),** and Vice President of
                                                          AllianceBernstein Investment Research
                                                          and Management, Inc. ("ABIRM")** with
                                                          which he has been associated since prior
                                                          to 1998.

Thomas R. Manley, (52)            Controller              Vice President of AGIS,** with which
                                                          he has been associated since prior
                                                          to 1998.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM, and AGIS are affiliates of the Fund. The Fund's Statement of
   Additional Information ("SAI") has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.

--------------------------------------------------------------------------------
                                AllianceBernstein Municipal Income Fund II o 135

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
================================================================================
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
================================================================================
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
================================================================================
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund152
  Technology Fund
  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund
  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
================================================================================
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small CapValue Fund
  Utility Income Fund
  Value Fund
  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
================================================================================
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
================================================================================
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
================================================================================
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
================================================================================
  All-Market Advantage Fund
  ACM Income Fund
  ACMGovernment Opportunity Fund
  ACMManaged Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
136 o AllianceBernstein Municipal Income Fund II



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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO]ALLIANCEBERNSTEIN(sm)
      Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital
   Management L.P.

MUNIIIAR0903

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


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ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT
         -----------      ----------------------
         10(a)(1)         Code of ethics that is subject to the
                          disclosure of Item 2 hereof

         10(b)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         10(b)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         10(c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                          Section 906 of the Sarbanes-Oxley Act of
                          2002


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Municipal Income Fund II

By:      /s/ Marc O. Mayer
         -----------------------------------
         Marc O. Mayer
         President

Date: November 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------------------------
         Marc O. Mayer
         President

Date: November 25, 2003

By:      /s/ Mark D. Gersten
         -----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date: November 25, 2003